     AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON JULY 30, 1999

                           REGISTRATION NOS. 33-46488
                                    811-6603

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-1A
            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                          PRE-EFFECTIVE AMENDMENT NO.


                        POST-EFFECTIVE AMENDMENT NO. 12

                                     AND/OR
        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                                AMENDMENT NO. 16

                        (CHECK APPROPRIATE BOX OR BOXES)

                            PERFORMANCE FUNDS TRUST
               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

                               3435 STELZER ROAD
                              COLUMBUS, OHIO 43219
               (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES ZIP CODE)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (800) 737-3676

                              GEORGE STEVENS, ESQ.

                              BISYS FUND SERVICES
                               3435 STELZER ROAD
                              COLUMBUS, OHIO 43219
                    (NAME AND ADDRESS OF AGENT FOR SERVICE)

                                    COPY TO:
                             STEVEN R. HOWARD, ESQ.

                    PAUL, WEISS, RIFKIND, WHARTON & GARRISON
                          1285 AVENUE OF THE AMERICAS
                            NEW YORK, NEW YORK 10019

             IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE:

                IMMEDIATELY UPON FILING PURSUANT TO RULE 485(b)

                       ON  , 1999 PURSUANT TO RULE 485(b)

            X     60 DAYS AFTER FILING PURSUANT TO RULE 485(a)

                  75 DAYS AFTER FILING PURSUANT TO RULE 485(a)

                       ON  , 1999 PURSUANT TO RULE 485(a)

PERFORMANCE FUNDS TRUST
INSTITUTIONAL CLASS SHARES
================================================================================


                                    ----------
                                    PROSPECTUS
                                    ----------

                                    SEPTEMBER __, 1999

                                    MONEY MARKET FUND
                                    -----------------

                                    THE MONEY MARKET FUND

                                    BOND FUNDS
                                    ----------

                                    THE SHORT TERM GOVERNMENT INCOME FUND

                                    THE INTERMEDIATE TERM GOVERNMENT INCOME FUND

                                    EQUITY FUNDS
                                    ------------

                                    THE SMALL CAP EQUITY FUND

                                    THE MID CAP EQUITY FUND

                                    THE LARGE CAP EQUITY FUND


------------------
QUESTIONS?
CALL 1-800-PERFORM
OR YOUR INVESTMENT
REPRESENTATIVE.
------------------


                                             THE SECURITIES AND EXCHANGE
                                             COMMISSION HAS NOT APPROVED OR
                                             DISAPPROVED THE SHARES DESCRIBED IN
                                             THIS PROSPECTUS OR DETERMINED
                                             WHETHER THIS PROSPECTUS IS ACCURATE
                                             OR COMPLETE. ANY REPRESENTATION TO
                                             THE CONTRARY IS A CRIMINAL OFFENSE.

================================================================================

TABLE OF CONTENTS
================================================================================

CAREFULLY REVIEW THIS IMPORTANT SECTION, WHICH SUMMARIZES EACH FUND'S INVESTMENTS, RISKS, PAST PERFORMANCE, AND FEES.


                   3  OVERVIEW

         MONEY MARKET FUND

                   5  INVESTMENT OBJECTIVES, PRINCIPAL INVESTMENT
                      STRATEGIES AND PERFORMANCE INFORMATION

                   7  PRINCIPAL RISKS

                   9  FEES AND EXPENSES

================================================================================

         BOND FUNDS

                  11 INVESTMENT OBJECTIVES, PRINCIPAL INVESTMENT STRATEGIES AND PERFORMANCE

                  15  PRINCIPAL RISKS

                  17  FEES AND EXPENSES

================================================================================

         EQUITY FUNDS

                  19 INVESTMENT OBJECTIVES, PRINCIPAL INVESTMENT STRATEGIES AND PERFORMANCE

                  25  PRINCIPAL RISKS

                  27  FEES AND EXPENSES

================================================================================

         ADDITIONAL INFORMATION

                  29  INVESTING FOR DEFENSIVE PURPOSES

                  29  YEAR 2000 AND THE PERFORMANCE FUNDS

================================================================================

         FUND MANAGEMENT

                  31  INVESTMENT ADVISER

                  32  PORTFOLIO MANAGERS

                  32  DISTRIBUTOR AND ADMINISTRATOR

================================================================================

         SHAREHOLDER INFORMATION

                  33  PRICING OF FUND SHARES

                  34  PURCHASING AND ADDING TO YOUR SHARES

                  38  SELLING YOUR SHARES

                  40  GENERAL POLICIES ON SELLING SHARES

                  42  EXCHANGING YOUR SHARES

                  43  SERVICE ORGANIZATIONS

                  43  DIVIDENDS, DISTRIBUTIONS AND TAXES

================================================================================

         FINANCIAL HIGHLIGHTS

                  44

================================================================================

         BACK COVER

                  45  WHERE TO LEARN MORE ABOUT THE FUNDS

RISK/RETURN SUMMARY AND FUND EXPENSES

OVERVIEW

This prospectus describes the following funds offered by Performance Funds Trust (the "Funds").

MONEY MARKET FUND          RISK/RETURN PROFILE OF MUTUAL FUNDS
--------------------------------------------------------------
                              [CHART APPEARS HERE]

The Money Market Fund

BOND FUNDS
----------

The Short Term Government Income Fund

The Intermediate Term Government Income Fund

EQUITY FUNDS
------------

The Small Cap Equity Fund

The Mid Cap Equity Fund

The Large Cap Equity Fund


On the following pages, you will find important information about each Fund, including:

o        the investment objective

o        principal investment strategy

o        performance information

o        fees and expenses, and

o        principal risks associated with each Fund

The Funds are managed by Trustmark National Bank ("Trustmark" or the "Adviser").

                                                                PRINCIPAL RISKS OF THE FUNDS
-----------------------------------------------------------------------------------------------------------------------------
                                              MARKET      SELECTION      FOREIGN      INTEREST     CREDIT     PREPAYMENT
                                               RISK         RISK       INVESTMENT     RATE RISK     RISK         RISK
                                                                          RISK
-----------------------------------------------------------------------------------------------------------------------------
THE MONEY MARKET FUND                            X            X                           X          X
-----------------------------------------------------------------------------------------------------------------------------
THE SHORT TERM GOVERNMENT INCOME FUND            X            X                           X          X             X
-----------------------------------------------------------------------------------------------------------------------------
THE INTERMEDIATE TERM GOVERNMENT INCOME FUND     X            X                           X          X             X
-----------------------------------------------------------------------------------------------------------------------------
THE SMALL CAP EQUITY FUND                        X            X             X
-----------------------------------------------------------------------------------------------------------------------------
THE MID CAP EQUITY FUND                          X            X             X
-----------------------------------------------------------------------------------------------------------------------------
THE LARGE CAP EQUITY FUND                        X            X             X
-----------------------------------------------------------------------------------------------------------------------------

A complete description of these and other risks can be found in the sections "Equity Funds - Principal Risks," "Bond Funds - Principal Risks" and "Money Market Fund - Principal Risks."

RISK/RETURN SUMMARY AND FUND EXPENSES - MONEY MARKET FUND

THE MONEY MARKET FUND
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE                          As high a level of current income
                                              as is consistent with preservation
                                              of capital and liquidity.

PRINCIPAL INVESTMENT STRATEGIES               The Fund invests in a broad range
                                              of high quality, short-term, money
                                              instruments which have remaining
                                              maturities not to exceed 397 days.
                                              The Fund is required to maintain a
                                              portfolio maturity of 90 days or
                                              less.

                                              The Fund's investments may include
                                              any investments permitted under
                                              federal rules governing money
                                              market funds, including: U.S.
                                              Government securities, bank
                                              obligations, commercial paper,
                                              corporate debt securities,
                                              variable rate demand notes and
                                              repurchase agreements and other
                                              high quality short-term
                                              securities. Generally, securities
                                              in which the Fund may invest will
                                              not earn as high a yield as
                                              securities with longer maturities
                                              or of lower quality.

                                              The Adviser selects only those
                                              U.S. dollar-denominated debt
                                              instruments that meet the high
                                              quality and credit risk standards
                                              established by the Board of
                                              Trustees and consistent with
                                              Federal requirements applicable to
                                              money market funds. In accordance
                                              with such requirements, the Fund
                                              will purchase securities that are
                                              rated within the top two rating
                                              categories by at least two
                                              nationally recognized statistical
                                              rating organizations ("NRSROs")
                                              or, if only one NRSRO has rated
                                              the security, by that NRSRO, or if
                                              not rated, the securities are
                                              deemed of comparable quality
                                              pursuant to standards adopted by
                                              the Board of Trustees. The Fund's
                                              investments in securities with the
                                              second-highest rating (or deemed
                                              of comparable quality) may not
                                              exceed 5% of its total assets, and
                                              all the Fund's commercial paper
                                              investments must be in the highest
                                              rating category (or deemed of
                                              comparable quality).

RISK/RETURN SUMMARY AND FUND EXPENSES - MONEY MARKET FUND

THE MONEY MARKET FUND
--------------------------------------------------------------------------------

PERFORMANCE INFORMATION

The bar chart and table provide an
indication of the risks of an investment in the Fund by showing its performance from year to year.

PERFORMANCE BAR CHART AND TABLE
YEAR-BY-YEAR TOTAL RETURNS FOR
INSTITUTIONAL CLASS SHARES
(Both the chart and the table assume
reinvestment of dividends and
distributions.)

                 (PERCENTAGE
                   CHANGE)
1994                4.19%
1995                5.85%
1996                5.33%
1997                5.43%
1998                5.31%

Best quarter:  3rd Qtr 1995 1.42%
Worst quarter: 3rd Qtr 1993 1.16%

Past performance does not indicate how the Fund will perform in the future.

AVERAGE ANNUAL TOTAL RETURNS (FOR THE PERIODS ENDING DECEMBER 31, 1998)

                                         Inception Date       Past Year       Past 5 Years        Since Inception
                                         --------------------------------------------------------------------------------
INSTITUTIONAL CLASS SHARES               9/30/93              5.31%           5.22%               5.12%
-------------------------------------------------------------------------------------------------------------------------

For the period January 1, 1999 through June 30, 1999 the aggregate (non-annualized) total returns of the Fund was 2.33%.

As of May 31, 1999 the 7-day current yield of the Fund's Institutional shares was 4.68%. For current yield information on the Fund, call 1-800-PERFORM. The Money Market Fund's yield appears in the Wall Street Journal each Thursday.

RISK/RETURN SUMMARY AND FUND EXPENSES - MONEY MARKET FUND

PRINCIPAL RISKS
--------------------------------------------------------------------------------

PRINCIPAL INVESTMENT RISKS                Investing in the Money Market Fund
                                          involves risks common to any
                                          investment in securities. By itself,
                                          no Fund constitutes a balanced
                                          investment program.

                                          An investment in the Money Market Fund
                                          is not a bank deposit of Trustmark
                                          National Bank or any other bank and is
                                          not insured or guaranteed by the
                                          Federal Deposit Insurance Corporation
                                          or any other government agency.

                                          The Money Market Fund expects to
                                          maintain a net asset value of $1.00
                                          per share, but there is no assurance
                                          that they will be able to do so on a
                                          continuous basis.

                                          There can be no assurance that the
                                          investment objective of the Money
                                          Market Fund will be achieved.

                                          SELECTION RISK
                                          Like all investment funds, the Money
                                          Market Fund is subject to the chance
                                          that poor security selection will
                                          cause the Fund to underperform other
                                          funds with similar objectives.

                                          INTEREST RATE RISK
                                          Interest rate risk is the chance that
                                          the value of the instruments held by
                                          the Fund will decline due to rising
                                          interest rates. When interest rates
                                          rise, the price of most debt
                                          instruments goes down. When interest
                                          rates go down, prices go up. The price
                                          of a debt instrument is also affected
                                          by its maturity. Debt instruments with
                                          shorter maturities, such as those
                                          permitted for money market funds tend
                                          to be less sensitive to changes in
                                          interest rates than instruments with
                                          longer maturities.

                                          CREDIT RISK
                                          Credit risk is the chance that the
                                          issuer of a debt instrument will fail
                                          to repay interest and principal in a
                                          timely manner or may be unable to
                                          fulfill an obligation to repurchase
                                          securities from the Fund, reducing the
                                          Fund's return. Credit risk is
                                          minimized by the Fund's policy of
                                          adequate diversification among issuers
                                          and industries and minimum credit risk
                                          requirements for money market funds
                                          under applicable law.

                                          INCOME RISK
                                          Income risk is the chance that falling
                                          interest rates will cause the Fund's
                                          income to decline. Income risk is
                                          generally higher for short-term debt
                                          instruments.

RISK/RETURN SUMMARY AND FUND EXPENSES - MONEY MARKET FUND

--------------------------------------------------------------------------------

ADDITIONAL PRINCIPAL                      PREPAYMENT RISK
INVESTMENT RISKS                          The Fund's investments in
                                          mortgage-related securities are
                                          subject to the risk that the principal
                                          amount of the underlying mortgage may
                                          be repaid prior to the security's
                                          maturity date. Such repayments are
                                          common when interest rates decline.
                                          When such a repayment occurs, no
                                          additional interest will be paid on
                                          the investment. Prepayment exposes the
                                          Fund to a lower return upon subsequent
                                          reinvestment of the principal.

                                          A full discussion of all permissible
                                          investments can be found in the
                                          Statement of Additional Information
                                          ("SAI").

WHO MAY WANT TO INVEST?                   Consider investing in the Money Market
                                          Fund if you:
                                          o      ARE SEEKING PRESERVATION OF
                                                 CAPITAL
                                          o      HAVE A LOW RISK TOLERANCE
                                          o      ARE WILLING TO ACCEPT LOWER
                                                 POTENTIAL RETURNS IN EXCHANGE
                                                 FOR A HIGHER DEGREE OF SAFETY
                                          o      ARE INVESTING SHORT-TERM
                                                 RESERVES

                                          The Money Market Fund will not be
                                          appropriate for anyone:

                                          o      SEEKING HIGH TOTAL RETURNS

                                          o      PURSUING A LONG-TERM GOAL OR
                                                 INVESTING FOR RETIREMENT

RISK/RETURN SUMMARY AND FUND EXPENSES - MONEY MARKET FUND

FEES AND EXPENSES
--------------------------------------------------------------------------------

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

                                    FEE TABLE

                                                       The Money Market
                                                             Fund

                                                  INSTITUTIONAL CLASS SHARES
         --------------------------------------------------------------------
         SHAREHOLDER FEES
         (FEES PAID DIRECTLY FROM YOUR
         INVESTMENT)

         Maximum Sales Charge (Load)
           Imposed on Purchases                             None


         ANNUAL FUND OPERATING EXPENSES
         (EXPENSE THAT ARE DEDUCTED FROM FUND
         ASSETS)

         Management fees(1)                                 0.30%

         (12b-1) fees                                       None


         Service Organization fees(1)                       0.35%

         Other expenses                                     0.29%


         TOTAL ANNUAL FUND
         OPERATING EXPENSES                                 0.94%

         FEE WAIVER(1)                                      0.45%

         NET ANNUAL FUND
         OPERATING EXPENSES                                 0.49%

--------

(1) The Fund's Adviser and Distributor have contractually agreed to waive a portion of the advisory fees and service organization fees at least until May 31, 2000. As a result, Management fees would be 0.20% and service organization fees would be 0.0%. You will be notified if the waiver is discontinued after that date.

EXAMPLE: THIS EXAMPLE IS INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE FUND WITH THE COST OF INVESTING IN OTHER MUTUAL FUNDS. THE EXAMPLE ASSUMES:
o    $10,000 INVESTMENT
o    5% ANNUAL RETURN
o    REDEMPTION AT THE END OF EACH PERIOD
o NO CHANGES IN THE FUND'S OPERATING EXPENSES, EXCEPT FOR THE EXPIRATION OF THE CURRENT CONTRACTUAL FEE WAIVERS ON MAY 31, 2000.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

                                                 MONEY MARKET FUND

                                                Institutional Class
                                                      Shares
         ---------------------------------------------------------------
         One Year After Purchase                      $  50

         Three Years After Purchase                   $ 256

         Five Years After Purchase                    $ 480

         Ten Years After Purchase                     $1136

RISK/RETURN SUMMARY AND FUND EXPENSES - BOND FUNDS

THE SHORT TERM GOVERNMENT INCOME FUND
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE                          As high a level of current income
                                              as is consistent with limiting the
                                              risk of potential loss.

PRINCIPAL INVESTMENT                          The Fund normally invests at least
STRATEGIES                                    65% of its total assets in
                                              securities issued or guaranteed by
                                              the U.S. Government, its agencies
                                              and instrumentalities ("U.S.
                                              Government Securities"). Under
                                              normal market conditions, the Fund
                                              will maintain a dollar weighted
                                              average portfolio of less than
                                              three years with a maximum
                                              effective maturity of
                                              approximately five years for any
                                              individual security. The Fund
                                              focuses on maximizing income
                                              consistent with prudent investment
                                              risk within this maturity range
                                              and credit and risk tolerances
                                              established for the Fund. The Fund
                                              typically seeks to increase its
                                              total return by shortening the
                                              average maturity of its portfolio
                                              securities when it expects
                                              interest rates to increase and
                                              lengthening the average maturity
                                              to take advantage of expected
                                              interest rate declines.

                                              The Fund may also invest a portion
                                              of its assets in domestic and
                                              foreign bank obligations,
                                              commercial paper, investment grade
                                              corporate debt securities,
                                              investment grade mortgage and
                                              asset-backed securities and other
                                              debt securities, including money
                                              market securities which are of
                                              comparable quality in the
                                              Adviser's opinion and interest
                                              rate futures contracts. The
                                              Adviser will sell securities based
                                              upon the Fund's current strategic
                                              outlook.

RISK/RETURN SUMMARY AND FUND EXPENSES - BOND FUNDS

--------------------------------------------------------------------------------

PERFORMANCE INFORMATION

The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year and as compared to a broad-based securities index.
The Lehman Brothers 1-3 Year Government Index in the table below, is an unmanaged index comprised of U.S. Treasury issues, debt of U.S.
Government agencies and corporate debt
guaranteed by the U.S. Government.

PERFORMANCE BAR CHART AND TABLE
YEAR-BY-YEAR TOTAL RETURNS AS OF
12/31 FOR INSTITUTIONAL CLASS SHARES
(Both the chart and the table assume
reinvestment of dividends and
distributions.)

                 (PERCENTAGE
                   CHANGE)
1993                4.78%
1994                0.15%
1995                9.79%
1996                4.17%
1997                6.29%
1998                6.28%

Best quarter:  3rd Qtr 1992 3.01%
Worst quarter: 1st Qtr 1994 -0.44%

Past performance does not indicate how the Fund will perform in the future.


AVERAGE ANNUAL TOTAL RETURNS (FOR THE PERIODS ENDING DECEMBER 31, 1998)

                                          Inception Date        Past Year          Past 5 Years         Since Inception
--------------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL CLASS SHARES                6/1/92                6.28%              5.29%                5.38%
--------------------------------------------------------------------------------------------------------------------------
LEHMAN BROTHERS 1-3 YEAR
GOVERNMENT INDEX                          6/1/92                6.97%              5.96%                5.99%
--------------------------------------------------------------------------------------------------------------------------

**For the period January 1, 1999 through June 30, 1999, the aggregate (non-annualized) total return of the Fund was .85% versus ____% for the Lehman Brothers 1-3 Year Government Index.

RISK/RETURN SUMMARY AND FUND EXPENSES - BOND FUNDS

THE INTERMEDIATE TERM GOVERNMENT INCOME FUND
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVES                         A high level of current income.
                                              Total return, with certain
                                              parameters, is a secondary
                                              consideration.

PRINCIPAL INVESTMENT                          The Fund normally invests at least
STRATEGIES                                    65% of its total assets in U.S.
                                              Government Securities. The Fund
                                              will normally have a dollar
                                              weighted average portfolio
                                              maturity of 3-10 years.

                                              While maturity and credit quality
                                              are the most important investment
                                              factors, the Fund also considers
                                              the following when making
                                              investment decisions:

                                              o    current yield and yield to
                                                   maturity
                                              o    potential for capital gain

                                              The Fund may also invest a portion
                                              of its assets in domestic and
                                              foreign bank obligations,
                                              commercial paper, investment grade
                                              corporate debt securities,
                                              investment grade mortgage and
                                              asset-backed securities and other
                                              debt securities, including money
                                              market securities which are of
                                              comparable quality in the
                                              Adviser's opinion and interest
                                              rate futures contracts. There are
                                              no restrictions on the maturity of
                                              any individual investments of the
                                              Fund. The Adviser will sell
                                              securities based upon the Fund's
                                              current strategic outlook.

RISK/RETURN SUMMARY AND FUND EXPENSES - BOND FUNDS

--------------------------------------------------------------------------------

PERFORMANCE INFORMATION

The bar chart and table provide an
indication of the risks of an investment in the Fund by showing its performance from year to year and as compared to a broad-based securities index. The Lehman Brothers
Government/Corporate Index in the
table below, is an unmanaged index
comprised of U.S. Treasury issues,
debt of U.S. Government agencies
and corporate debt guaranteed by the
U.S. Government.

PERFORMANCE BAR CHART AND TABLE
YEAR-BY-YEAR TOTAL RETURNS AS OF
12/31 FOR INSTITUTIONAL CLASS SHARES
(Both the chart and the table assume
reinvestment of dividends and
distributions.)

                 (PERCENTAGE
                   CHANGE)
1994               -4.72%
1995               17.06%
1996                1.37%
1997                9.24%
1998                8.56%


Best quarter:  3rd Qtr 1998 4. 78%
Worst quarter: 1st Qtr 1994 -3.25%

Past performance does not indicate how the Fund will perform in the future.


AVERAGE ANNUAL TOTAL RETURNS (FOR THE PERIODS ENDING DECEMBER 31, 1998)

                                          Inception Date        Past Year          Past 5 Years         Since Inception
                                          --------------------------------------------------------------------------------
INSTITUTIONAL CLASS SHARES                6/1/92                8.58%              6.05%                7.25%
--------------------------------------------------------------------------------------------------------------------------
LEHMAN BROTHERS
GOVERNMENT/CORPORATE INDEX                6/1/92                9.47%              7.30%                8.22%
--------------------------------------------------------------------------------------------------------------------------

**For the period January 1, 1999 through June 30, 1999, the aggregate (non-annualized) total return of the Fund was -3.46% versus ____% for the Lehman Brothers Government/Corporate Index.

RISK/RETURN SUMMARY AND FUND EXPENSES - BOND FUNDS

PRINCIPAL RISKS
--------------------------------------------------------------------------------

PRINCIPAL INVESTMENT RISKS                Investing in the Bond Funds involves
                                          risks common to any investment in
                                          securities. By itself, no Fund
                                          constitutes a balanced investment
                                          program. An investment in a Bond Fund
                                          is not a bank deposit and is not
                                          insured or guaranteed by the Federal
                                          Deposit Insurance Corporation or any
                                          other government agency.

                                          The Bond Funds will invest primarily
                                          in fixed income securities, which
                                          present a lesser potential for capital
                                          appreciation than equity securities.
                                          There is no guarantee that the Funds
                                          will meet their goals. When you sell
                                          your shares in the Funds, they may be
                                          worth more or less than you paid for
                                          them. It is possible to lose money by
                                          investing in the Funds.

                                          INTEREST RATE RISK
                                          All bonds fluctuate in value as
                                          interest rates fluctuate. Generally,
                                          as interest rates rise, the value of a
                                          Fund's bond investments, and of its
                                          shares, will decline. If interest
                                          rates decline, the Fund's bond
                                          investments (and its share price) will
                                          increase in value. In general, the
                                          shorter the maturity of a bond, the
                                          lower the risk of price fluctuation
                                          and the lower the return.

                                          CREDIT RISK
                                          To the extent the Bond Funds invest in
                                          non-U.S. government debt securities,
                                          they are subject to greater credit
                                          risk. Bonds are subject to the risk
                                          that the issuer may not make timely
                                          payments of principal and interest, or
                                          may default. This risk increases the
                                          lower the credit rating of an
                                          instrument or its issuer. Each Fund
                                          can acquire bonds that carry
                                          investment grade credit ratings, which
                                          are bonds rated by a Rating Agency in
                                          the four highest rating categories.
                                          Obligations rated in the fourth
                                          highest rating category are considered
                                          to have speculative characteristics.

                                          If an issuer of fixed income
                                          securities defaults on its obligations
                                          to pay interest and repay principal,
                                          or a bond's credit rating is
                                          downgraded, a Fund could lose money.

RISK/RETURN SUMMARY AND FUND EXPENSES - BOND FUNDS

--------------------------------------------------------------------------------

                                          Two other principal risks of fixed
                                          income (bond) investing are market
                                          risk and selection risk. Market risk
                                          means that the bond market in general
                                          has ups and downs, which may affect
                                          the performance of any individual
                                          fixed income security. Selection risk
                                          means that the particular bonds that
                                          are selected for a Fund may
                                          underperform the market or other funds
                                          with similar objectives.

ADDITIONAL PRINCIPAL                      PREPAYMENT RISK
INVESTMENT RISKS                          A Fund's investments in mortgage-
                                          related securities are subject to the
                                          risk that the principal amount of the
                                          underlying mortgage may be repaid
                                          prior to the bond's maturity date.
                                          Such repayments are common when
                                          interest rates decline. When such a
                                          repayment occurs, no additional
                                          interest will be paid on the
                                          investment. Prepayment exposes a Fund
                                          to potentially lower return upon
                                          subsequent reinvestment of the
                                          principal.

                                          CALL RISK
                                          Call risk is the chance that during
                                          periods of falling interest rates, a
                                          bond issuer will "call" - or repay - a
                                          high-yielding bond before its maturity
                                          date. Forced to reinvest the
                                          unanticipated proceeds at lower
                                          interest rates, the Fund would
                                          experience a decline in income and the
                                          potential for taxable capital gains.
                                          Call risk is generally high for
                                          longer-term bonds.

                                          A full discussion of all permissible
                                          investments can be found in the SAI.

WHO MAY WANT TO INVEST?                   Consider investing in a Bond Fund if
                                          you are:

                                          o   SEEKING TO ADD A MONTHLY INCOME
                                              COMPONENT TO YOUR PORTFOLIO
                                          o   SEEKING HIGHER POTENTIAL RETURNS
                                              THAN THOSE PROVIDED BY MONEY
                                              MARKET FUNDS
                                          o   WILLING TO ACCEPT THE RISKS OF
                                              PRICE AND DIVIDEND FLUCTUATIONS

                                          The Bond Funds will not be appropriate
                                          for anyone:
                                          o   SEEKING SAFETY OF PRINCIPAL

RISK/RETURN SUMMARY AND FUND EXPENSES - BOND FUNDS

FEES AND EXPENSES
--------------------------------------------------------------------------------

This table describes the fees and expenses that you may pay if you buy and hold shares of the Bond Funds.

                                    FEE TABLE

                                                       THE SHORT TERM              THE INTERMEDIATE TERM
                                                   GOVERNMENT INCOME FUND         GOVERNMENT INCOME FUND

                                                 Institutional Class Shares     Institutional Class Shares
         ---------------------------------------------------------------------------------------------------
         SHAREHOLDER FEES
         (FEES PAID DIRECTLY FROM YOUR
         INVESTMENT)

         Maximum Sales Charge (Load)
           Imposed on Purchases                            None                            None

         Maximum Deferred Sales
           Charge (Load)                                   None                            None

         ANNUAL FUND OPERATING EXPENSES
         (EXPENSE THAT ARE DEDUCTED FROM
         FUND ASSETS)

         Management fees                                   0.40%                           0.50%

         Distribution (12b-1) fees                         None                            None

         Service Organization fees(1)                      0.35%                           0.35%

         Other expenses                                    0.29%                           0.34%

         TOTAL ANNUAL FUND
         OPERATING  EXPENSES                               1.04%                           1.19%

         FEE WAIVER(1)                                     0.35%                           0.35%

         NET ANNUAL FUND
         OPERATING EXPENSES                                0.69%                           0.84%

--------

(1) The Fund's Distributor has contractually agreed to waive the service organization fees at least until May 31, 2000. As a result, service organization fees would be 0.0%. You will be notified if the waiver is discontinued after that date.

EXAMPLE: THIS EXAMPLE IS INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE BOND FUNDS WITH THE COST OF INVESTING IN OTHER MUTUAL FUNDS. THE EXAMPLE
ASSUMES:
o    $10,000 INVESTMENT
o    5% ANNUAL RETURN
o    REDEMPTION AT THE END OF EACH PERIOD
o NO CHANGES IN THE FUND'S OPERATING EXPENSES, EXCEPT FOR THE EXPIRATION OF THE CURRENT CONTRACTUAL FEE WAIVERS ON MAY 31, 2000

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

                                                 THE SHORT TERM                  THE INTERMEDIATE TERM
                                             GOVERNMENT INCOME FUND             GOVERNMENT INCOME FUND

                                           Institutional Class Shares         Institutional Class Shares
------------------------------------------------------------------------------------------------------------
One Year After Purchase                              $  70                              $  86

Three Years After Purchase                           $ 297                              $ 344

Five Years After Purchase                            $ 543                              $ 624

Ten Years After Purchase                             $1258                              $1434

RISK/RETURN SUMMARY AND FUND EXPENSES - EQUITY FUNDS

THE SMALL CAP EQUITY FUND
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE                    Long-term capital appreciation.

PRINCIPAL INVESTMENT                    The Fund normally invests at least 65%
STRATEGIES                              of its total assets in a broadly
                                        diversified portfolio of common stocks
                                        of small capitalized companies
                                        representing the major economic sectors
                                        comprising the Standard and Poor's
                                        SmallCap 600 Index at the time of
                                        purchase. The Fund's Adviser selects
                                        stocks that it believes have attractive
                                        valuation, are undergoing positive
                                        change and are fundamentally strong. As
                                        of June 30, 1999, the companies in the
                                        S&P 600 SmallCap Index had a market
                                        capitalization of up to approximately
                                        $____ billion. The Adviser will rely
                                        extensively upon computer models
                                        developed by it for stock selection.
                                        This disciplined approach, which is
                                        based on input of company fundamentals,
                                        allows the model to rank the companies
                                        in the S&P SmallCap 600 Index in order
                                        of attractiveness. It is anticipated
                                        that in order to maintain economic
                                        sector weightings comparable to that of
                                        the Index, the Fund, depending on asset
                                        size, will contain anywhere from
                                        approximately 40 to 200 of the most
                                        attractive companies ranked by the
                                        model. The Adviser may also rely upon
                                        other factors, both qualitative and
                                        quantitative, in determining the
                                        composition of the Fund.

                                        Factors considered by the Adviser when
                                        selecting the most attractive stocks
                                        include the following: (1) company
                                        profitability; (2) earnings volatility;
                                        (3) relative valuation and earnings
                                        momentum; (4) composite rank; (5)
                                        dividend yield; and (6) proprietary
                                        analysis of earnings momentum and
                                        valuation.

                                        The common shares of small
                                        capitalization companies often pay no
                                        dividends, thus current income is not a
                                        significant factor in the selection of
                                        stocks. The Adviser will select
                                        portfolio securities based on
                                        characteristics such as the financial
                                        strength and profitability of the
                                        company, the expertise of management and the growth potential of the company.

                                        The Adviser will consider selling
                                        securities if the issuer's market
                                        capitalization increases to the point
                                        that it is no longer included in the S&P
                                        600 SmallCap Index.

                                        The Fund may also invest, under normal
                                        conditions, up to 35% of its total
                                        assets in equity securities and
                                        equivalents of larger capitalization
                                        companies, preferred stock, foreign
                                        securities/ American Depository Receipts
                                        ("ADRs"), investment grade debt
                                        securities, convertible securities,
                                        warrants, money market instruments and
                                        stock or index options and futures
                                        contracts.

                                        The Fund may invest temporarily for
                                        defensive purposes up to 100% of its
                                        assets in non-equity securities, money
                                        market instruments and in the equity
                                        securities of larger capitalized
                                        companies.

RISK/RETURN SUMMARY AND FUND EXPENSES - EQUITY FUNDS

--------------------------------------------------------------------------------

PERFORMANCE INFORMATION

The bar chart and table provide an
indication of the risks of an investment in the Fund by showing its performance from year to year and as compared to a broad-based securities index. The Standard and Poor's Small
Cap 600 Index in the table below is an
unmanaged index of 600 selected
common stocks, most of which are
listed on the New York Stock Exchange.

PERFORMANCE BAR CHART AND TABLE
YEAR-BY-YEAR TOTAL RETURNS AS OF
12/31 FOR INSTITUTIONAL CLASS SHARES
(Both the chart and the table assume
reinvestment of dividends and
distributions.)

                 (PERCENTAGE
                   CHANGE)
1998               -3.62%


Best quarter:  4th Qtr 1998 15.06%
Worst quarter: 3rd Qtr 1998 -21.82%

Past performance does not indicate how the Fund will perform in the future.


AVERAGE ANNUAL TOTAL RETURNS (FOR THE PERIODS ENDING DECEMBER 31, 1998)

                                          Inception Date        Past Year          Past 5 Years      Since Inception
                                          ---------------------------------------------------------------------------
INSTITUTIONAL CLASS SHARES                10/1/97               -3.62%             N/A               -8.86%
---------------------------------------------------------------------------------------------------------------------
S&P SMALL CAP 600 INDEX                   10/1/97               -1.31%             N/A               -15.49%
---------------------------------------------------------------------------------------------------------------------

**For the period January 1, 1999 through June 30, 1999, the aggregate (non-annualized) total return of the Fund was -2.04% versus ____% for the S&P Small Cap 600 Index.

RISK/RETURN SUMMARY AND FUND EXPENSES - EQUITY FUNDS

THE MID CAP EQUITY FUND
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE                          Growth of capital by attempting to
                                              outperform the S&P MidCap Index.

PRINCIPAL INVESTMENT STRATEGIES               The Fund normally invests at least
                                              65% of its total assets in common
                                              stocks of mid-sized companies
                                              (those with market capitalizations
                                              ranging from $200 million to $5.2
                                              billion at the time of purchase)
                                              including common stocks listed on
                                              the S&P MidCap Index. The Fund's
                                              Adviser selects stocks that have
                                              attractive valuation, the
                                              potential for future earnings
                                              growth and in the Adviser's
                                              opinion, are likely to outperform
                                              the S&P MidCap Index. The S&P
                                              MidCap Index contains 400 domestic
                                              stocks with market capitalization
                                              ranging from $200 million to $5.2
                                              billion. The median market
                                              capitalization is about $600
                                              million.

                                              The Adviser will rely extensively
                                              upon computer models developed by
                                              it for stock selection. The
                                              disciplined approach which is
                                              based on input of the Fund's
                                              companies' fundamentals allows it
                                              to rank the 400 stocks in the S&P
                                              MidCap Index in order of
                                              attractiveness. The Fund,
                                              depending on the size, will
                                              contain anywhere from
                                              approximately 40 to 120 of the
                                              most attractive stocks ranked by
                                              the model. The Adviser may also
                                              rely upon other factors both
                                              fundamental and non-fundamental in
                                              determining the composition of the
                                              Fund.

                                              Factors considered by the Adviser
                                              when selecting the most attractive
                                              stocks include the following: (1)
                                              company profitability; (2)
                                              dividend yield; (3) earnings
                                              volatility; (4) proprietary
                                              valuation model; (5) proprietary
                                              analysis of earnings momentum; (6)
                                              relative valuation and relative
                                              earnings momentum; and (7)
                                              composite rank. The Adviser will
                                              consider selling those securities
                                              which no longer meet the Fund's
                                              criteria for market
                                              capitalization.

                                              The Fund may also invest, under
                                              normal market conditions, up to
                                              35% of its total assets, in
                                              preferred stock, warrants, foreign
                                              securities/ADRs, equity securities
                                              of larger capitalized companies,
                                              investment grade debt securities,
                                              convertible securities, money
                                              market instruments and stock or
                                              index options and futures
                                              contracts.

                                              The Fund may invest temporarily
                                              for defensive purposes up to 100%
                                              of its total assets in non-equity
                                              securities, money market
                                              instruments and in the equity
                                              securities of larger capitalized
                                              companies.

RISK/RETURN SUMMARY AND FUND EXPENSES - EQUITY FUNDS

--------------------------------------------------------------------------------

PERFORMANCE INFORMATION

The bar chart and table provide an
indication of the risks of an investment in the Fund by showing its performance from year to year and as compared to a broad-based securities index. The Standard and Poor's
MidCap Index in the table below is an
unmanaged index of 400 selected
common stocks of mid sized
companies.

PERFORMANCE BAR CHART AND
TABLE YEAR-BY-YEAR TOTAL RETURNS AS OF
12/31 FOR INSTITUTIONAL CLASS SHARES
(Both the chart and the table
assume reinvestment of dividends and
distributions.)


                 (PERCENTAGE
                   CHANGE)
1995               35.98%
1996               26.98%
1997               31.76%
1998                5.66%

Best quarter:  4th Qtr 1998 19.46%
Worst quarter: 3rd Qtr 1998 -15.44%

Past performance does not indicate how the Fund will perform in the future.


AVERAGE ANNUAL TOTAL RETURNS (FOR THE PERIODS ENDING DECEMBER 31, 1998)

                                          Inception Date        Past Year           Past 5 Years         Since Inception
                                          -------------------------------------------------------------------------------
INSTITUTIONAL CLASS SHARES                2/24/94               5.66%               N/A                  19.09%
-------------------------------------------------------------------------------------------------------------------------
S&P MIDCAP INDEX                          2/24/94               19.12%              N/A                  24.44%
-------------------------------------------------------------------------------------------------------------------------

**For the period January 1, 1999 through June 30, 1999, the aggregate (non-annualized) total return of the Fund was 4.51% versus ____% for the S&P MidCap Index.

RISK/RETURN SUMMARY AND FUND EXPENSES - EQUITY FUNDS

THE LARGE CAP EQUITY FUND
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVES                         Long-term capital appreciation.
                                              Income generation is a secondary
                                              consideration.

PRINCIPAL INVESTMENT STRATEGIES               The Fund normally invests at least
                                              65% of its total assets in common
                                              stocks of large, well-established
                                              U.S. companies with market
                                              capitalization exceeding $1
                                              billion at the time of purchase.
                                              The Fund's Adviser focuses on
                                              stocks that it believes are
                                              undervalued in terms of price or
                                              other financial measurements. In
                                              particular, the Adviser selects
                                              companies for investment using
                                              both quantitative and qualitative
                                              analysis to identify those issuers
                                              that, in the Adviser's opinion,
                                              exhibit above average earnings
                                              growth and are attractively valued
                                              utilizing a multi-factor model.
                                              The quantitative multi-factor
                                              approach analyzes companies in six
                                              broad categories of relative
                                              valuation. These categories are
                                              measures of (1) value; (2) yield;
                                              (3) price and earnings momentum;
                                              (4) historical and projected
                                              earnings growth, (5) price and
                                              earnings risk, and (6) liquidity.
                                              The Fund may also purchase
                                              dividend paying stocks of
                                              particular issuers when the
                                              issuer's dividend record may, in
                                              the Adviser's opinion, have a
                                              favorable influence on the
                                              securities' market value. Although
                                              the Fund anticipates it will
                                              invest primarily in companies
                                              found in the S&P 500(R)Index, it
                                              may also invest in smaller
                                              capitalization companies. The
                                              Adviser will consider selling
                                              securities which no longer meet
                                              the Fund's criteria for investing.

                                              The Fund may also invest, under
                                              normal market conditions, up to
                                              35% of its total assets in foreign
                                              securities/ADRs, preferred stock,
                                              investment grade debt securities,
                                              warrants, convertible securities,
                                              money market instruments and stock
                                              futures contracts.

                                              The Fund may invest temporarily
                                              for defensive purposes up to 100%
                                              of its total assets in debt
                                              securities rated A or better by a
                                              Rating Agency, bank obligations
                                              and money market instruments.

RISK/RETURN SUMMARY AND FUND EXPENSES - EQUITY FUNDS

--------------------------------------------------------------------------------

PERFORMANCE INFORMATION

The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year and as compared to a broad-based securities index. The S&P 500(R) Index, in the table below, is an unmanaged index of common stocks representative of the large company sector of the equity market.

PERFORMANCE BAR CHART AND TABLE
YEAR-BY-YEAR TOTAL RETURNS AS OF
12/31 FOR INSTITUTIONAL CLASS SHARES
(Both the chart and the table assume
reinvestment of dividends and
distributions.)


                 (PERCENTAGE
                   CHANGE)
1993               12.01%
1994               -3.77%
1995               36.02%
1996               23.79%
1997               32.99%
1998               28.78%

Best quarter:  4th Qtr 1998 20.61%
Worst quarter: 3rd Qtr 1998 -10.46%

Past performance does not indicate how the Fund will perform in the future.


AVERAGE ANNUAL TOTAL RETURNS (FOR THE PERIODS ENDING DECEMBER 31, 1998)

                                          Inception Date        Past Year          Past 5 Years        Since Inception
                                          -------------------------------------------------------------------------------
INSTITUTIONAL CLASS SHARES                6/1/92                28.78%             22.65%              20.36%
-------------------------------------------------------------------------------------------------------------------------
S&P 500(R)INDEX                           6/1/92                28.58%             24.06%              20.70%
-------------------------------------------------------------------------------------------------------------------------


**For the period January 1, 1999 through June 30, 1999, the aggregate (non-annualized) total return of the Fund was 10.03% versus ____% for the S&P 500(R) Index.

RISK/RETURN SUMMARY AND FUND EXPENSES - EQUITY FUNDS

PRINCIPAL RISKS
--------------------------------------------------------------------------------

PRINCIPAL INVESTMENT RISKS                Investing in the Equity Funds involves
                                          risks common to any investment in
                                          securities. By itself, no Fund
                                          constitutes a balanced investment
                                          program.

                                          An investment in an Equity Fund is not
                                          a bank deposit and is not insured or
                                          guaranteed by the Federal Deposit
                                          Insurance Corporation or any other
                                          government agency.

                                          The Equity Funds will invest
                                          principally in common stocks, which
                                          have historically presented greater
                                          potential for capital appreciation
                                          than fixed income securities, but do
                                          not provide the same protection of
                                          capital or assurance of income. There
                                          is no guarantee that the Funds will
                                          meet their goals. When you sell your
                                          shares in the Funds, they may be worth
                                          more or less than you paid for them.
                                          It is possible to lose money by
                                          investing in the Funds.

                                          Two principal risks of equity
                                          investing are market risk and
                                          selection risk. Market risk means that
                                          the stock market in general has ups
                                          and downs, which may affect the
                                          performance of any individual stock.
                                          Selection risk means that the
                                          particular stocks that are selected
                                          for a Fund may underperform the market
                                          or other funds with similar
                                          objectives.

                                          CAPITALIZATION RISK
                                          While stocks of smaller companies can
                                          provide greater growth potential and
                                          potentially higher returns, they carry
                                          higher risks than those of larger
                                          companies. They may trade infrequently
                                          or in lower volumes, making it
                                          difficult for a Fund to sell its
                                          shares at the price it wants. Smaller
                                          companies may be more sensitive to
                                          changes in the economy overall.
                                          Historically, small company stocks
                                          have been more volatile than those of
                                          larger companies. As a result, the
                                          Small Cap Equity Fund's net asset
                                          value may be subject to rapid and
                                          substantial changes. The Mid Cap
                                          Equity Fund is also subject to the
                                          same risk.

RISK/RETURN SUMMARY AND FUND EXPENSES - EQUITY FUNDS

--------------------------------------------------------------------------------

ADDITIONAL PRINCIPAL                      FOREIGN INVESTMENT RISK
INVESTMENT RISKS                          Overseas investing carries potential
                                          risks not associated with domestic
                                          investments. Such risks include, but
                                          are not limited to: (1) currency
                                          exchange rate fluctuations, including
                                          adverse effects due to the euro
                                          conversion (2) political and financial
                                          instability, (3) less liquidity and
                                          greater volatility of foreign
                                          investments, (4) lack of uniform
                                          accounting, auditing and financial
                                          reporting standards, (5) less
                                          government regulation and supervision
                                          of foreign stock exchanges, brokers
                                          and listed companies, (6) increased
                                          price volatility, (7) delays in
                                          transaction settlement in some foreign
                                          markets, and (8) adverse impact of the
                                          euro conversion on the business or
                                          financial condition of companies in
                                          which the Fund is invested.


                                          A full discussion of all permissible
                                          investments can be found in the SAI.

WHO MAY WANT TO INVEST?                   Consider investing in an Equity Fund
                                          if you are:
                                          O   PURSUING A LONG-TERM GOAL SUCH AS
                                              RETIREMENT
                                          O   SEEKING TO ADD A GROWTH COMPONENT
                                              TO YOUR PORTFOLIO
                                          O   WILLING TO ACCEPT HIGHER RISKS OF
                                              INVESTING IN THE STOCK MARKET IN
                                              EXCHANGE FOR POTENTIALLY HIGHER
                                              LONG-TERM RETURNS

                                          The Equity Funds will not be
                                          appropriate for anyone:
                                          O   SEEKING MONTHLY INCOME
                                          O   PURSUING A SHORT-TERM GOAL OR
                                              INVESTING EMERGENCY RESERVES
                                          O   SEEKING SAFETY OF PRINCIPAL

RISK/RETURN SUMMARY AND FUND EXPENSES - EQUITY FUNDS

FEES AND EXPENSES
--------------------------------------------------------------------------------

This table describes the fees and expenses that you may pay if you buy and hold Institutional Class shares of the Equity Funds.

                                                                    FEE TABLE

                                           THE SMALL CAP           THE MID CAP            THE LARGE CAP
                                            EQUITY FUND            EQUITY FUND             EQUITY FUND

                                           Institutional          Institutional          Institutional
                                           Class Shares           Class Shares            Class Shares
-----------------------------------------------------------------------------------------------------------
SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM YOUR
INVESTMENT)

Maximum Sales Charge (Load)
  Imposed on Purchases                         None                   None                    None

Maximum Deferred Sales
  Charge (Load)                                None                   None                    None

ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM
FUND ASSETS)

Management fees                                1.00%(1)               0.75%                   0.60%

Distribution [and/or Service]                  None                   None                    None
(12b-1) fees

Service Organization fees(1)                   0.35%                  0.35%                   0.35I%

Other expenses                                 0.40%                  0.34%                   0.30%


TOTAL ANNUAL FUND
OPERATING  EXPENSES                            1.75%                  1.44%                   1.55%

FEE WAIVER(1)                                  0.55%                  0.35%                   0.65%

NET ANNUAL FUND
OPERATING EXPENSES                             1.20%                  1.09%                   0.90%

--------

(1) The Fund's Adviser and Distributor have contractually agreed to waive a portion of the advisory fee for the Small Cap Equity Fund and the service organization fee for the Equity Funds at least until May 31, 2000. As a result, Management fees would be 0.80% and service organization fees for the Equity Funds would be 0.0%. You will be notified if the waiver is discontinued after that date.

EXAMPLE: THIS EXAMPLE IS INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE FUNDS WITH THE COST OF INVESTING IN OTHER MUTUAL FUNDS. THE EXAMPLE ASSUMES:
o    $10,000 INVESTMENT
o    5% ANNUAL RETURN
o    REDEMPTION AT THE END OF EACH PERIOD
o NO CHANGES IN THE FUND'S OPERATING EXPENSES, EXCEPT FOR THE EXPIRATION OF THE CURRENT CONTRACTUAL FEE WAIVERS ON MAY 31, 2000


Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

                                          SMALL CAP                        MID CAP                      LARGE CAP
                                         EQUITY FUND                     EQUITY FUND                   EQUITY FUND

                                        Institutional                   Institutional                 Institutional
                                        Class Shares                    Class Shares                   Class Shares
-------------------------------------------------------------------------------------------------------------------------
One Year After Purchase                    $ 122                           $ 111                          $  92

Three Years After Purchase                 $ 500                           $ 422                          $ 363

Five Years After Purchase                  $ 906                           $ 758                          $ 657

Ten Years After Purchase                   $2065                           $1720                          $1503

ADDITIONAL INFORMATION

INVESTING FOR                         When the Adviser determines that market
DEFENSIVE PURPOSES                    conditions are appropriate, each of the
                                      Equity and Bond Funds may, for temporary defensive purposes, hold investments that are not part of its main investment strategy to try to avoid losses during unfavorable market conditions. These investments may include uninvested cash.
                                      Each of the Funds may invest up to 100% of its total assets in money market instruments including short-term U.S.
                                      Government Securities, bank obligations
                                      and commercial paper. If a Fund is
                                      investing defensively, it will not be
                                      pursuing its investment objective.

PORTFOLIO TURNOVER                    The portfolio turnover rate for each Fund
                                      is included in the Financial Highlights
                                      section of this Prospectus. The Funds are actively managed and, in some cases in response to market conditions, a Fund's portfolio turnover may exceed 100%. A higher rate of portfolio turnover increases brokerage and other expenses, which must be borne by the Fund and its shareholders and may adversely affect the Fund's performance. High portfolio turnover also may result in the realization of substantial net short-term capital gains, which are taxable when distributed to shareholders.

YEAR 2000 AND THE                     Like other funds and business
PERFORMANCE FUNDS                     organizations around the world, the Funds
                                      could be adversely affected if the
                                      computer systems used by the Adviser and the Funds' other service providers do not properly process dates beyond December 31, 1999. In addition, year 2000 issues may adversely affect companies in which the Funds invest where, for example, such companies incur substantial costs to address year 2000 issues or suffer losses caused by the failure to do so in an adequate or timely manner.

                                      The Funds have been assured that the
                                      Adviser and other service providers have developed and are implementing clearly defined and documented plans intended to minimize risks to services critical to the Funds' operations associated with year 2000 issues. Internal efforts include a commitment to dedicate adequate staff and funding to identify and remedy year 2000 issues, and specific actions such as inventorying software systems, determining inventory items that may not function properly after December 31, 1999, reprogramming or replacing such systems, and retesting for year 2000 readiness. The Adviser and the Funds' service providers are likewise seeking assurances from their respective vendors and suppliers that such entities are addressing any year 2000 issues, and each provider intends to engage, where appropriate, in private and/or industry interface testing of systems for year 2000 readiness.

                                      In the event that any systems upon which the Funds are dependent are not year 2000 ready by December 31, 1999, administrative errors and account maintenance failures would likely occur.

                                      While the ultimate costs or consequences of incomplete or untimely resolution of year 2000 issues by the Adviser or the Funds' service providers cannot be accurately assessed at this time, the Funds currently have no reason to believe that the year 2000 plans of the Adviser and the Funds' service providers will not be completed by

                                      December 31, 1999, or that the anticipated costs associated with full implementation of their plans will have a material adverse impact on either their business operations or financial conditions or those of the Funds. The Funds and the Adviser will continue to closely monitor developments relating to this issue, including development by the Adviser and the Funds' service providers of contingency plans for providing back-up computer services in the event of a systems failure or the inability of any provider to achieve year 2000 readiness. Separately, the Adviser will monitor potential investment risk related to year 2000 issues.

FUND MANAGEMENT

INVESTMENT ADVISER
--------------------------------------------------------------------------------

Trustmark National Bank, 248 East Capital Street, Jackson, Mississippi 39201, serves as investment adviser to the Funds. Trustmark manages the investment and reinvestment of the assets of each Fund and continuously review, supervises and administers the Funds' investments. Trustmark is responsible for placing orders for the purchase and sale of the Funds' investments directly with brokers and dealers selected by it in its discretion.

Trustmark's Financial Services Group, has assets in excess of $1.6 billion under management in addition to the Trust's Funds. It was founded in 1890 and is the second largest commercial bank headquartered in Mississippi. Trustmark has been managing trust monies for over 40 years. Shares of the Funds are not guaranteed by Trustmark, its parent or affiliates, nor are they insured by the FDIC.

For these advisory services, the Funds paid fees as follows during the fiscal year ended May 31, 1999:


------------------------------------------------------------------------------------------------------------
                                                                                     As a percentage of
                                                                                      average daily net
                                                                                    assets as of 5/31/99
------------------------------------------------------------------------------------------------------------
The Money Market Fund                                                                      0.15%*
------------------------------------------------------------------------------------------------------------
The Short Term Government Income Fund                                                      0.40%
------------------------------------------------------------------------------------------------------------
The Intermediate Term Government Income Fund                                               0.45%*
------------------------------------------------------------------------------------------------------------
The Small Cap Equity Fund                                                                  1.00%
------------------------------------------------------------------------------------------------------------
The Mid Cap Equity Fund                                                                    0.75%
------------------------------------------------------------------------------------------------------------
The Large Cap Equity Fund                                                                  0.60%
------------------------------------------------------------------------------------------------------------

*Trustmark National Bank waived a portion of its contractual fees for these Funds for the most recent fiscal year. Contractual fees (without waivers) are 0.30% for the Money Market Fund and 0.50% for the Intermediate Term Government Income Fund.

FUND MANAGEMENT

PERFORMANCE PORTFOLIO MANAGERS
--------------------------------------------------------------------------------

Trustmark has an investment management staff of highly trained professionals who manage the assets of each Performance Fund.

Kelly Collins is the Portfolio Manager responsible for the day-to-day management of the Money Market Fund's portfolio. Mr. Collins has been with Trustmark since 1991.

Jonathan Rogers, CFA, Vice President and Portfolio Manager at Trustmark National Bank since 1985, is responsible for the day-to-day management of the Short Term Government Income Fund's portfolio.

Robert H. Spaulding is responsible for the day-to-day management of the Intermediate Term Government Income Fund's portfolio. Mr. Spaulding, a Vice President, has 20 years of trust experience with Trustmark.

Douglas P. Muenzenmay, who joined Trustmark in 1997, is responsible for the day-to-day management of the Small Cap Equity Fund with Douglas H. Ralston, CFA, acting as Associate Manager. Mr. Muenzenmay was previously employed by Brenton Bank, Inc. as an equity fund portfolio manager.

Douglas H. Ralston, CFA, is responsible for the day-to-day management of the Mid Cap Equity Fund. He is also responsible for the day-to-day- management of the Small Cap Equity Fund with Douglas P. Muenzenmay acting as Associate Manager. Mr. Ralston serves as Vice President and Trust Officer with over 12 years' investment experience. Mr. Ralston joined Trustmark in 1991. Prior to joining Trustmark, Mr. Ralston was employed by Third National Bank of Nashville.

Charles Windham, Jr., a Vice President of Trustmark since 1970, is responsible for the day-to day management of the Large Cap Equity Fund's portfolio.

Zachariah Wasson, CFA and Senior Vice President of Trustmark, serves as Chief Investment Officer and has overall supervisory responsibility. Mr. Wasson joined Trustmark in 1990 and has over 20 years of bank and investment experience.


DISTRIBUTOR AND ADMINISTRATOR
--------------------------------------------------------------------------------

BISYS Fund Services ("BISYS") provides management and administrative services to the Funds, including providing office space, equipment and clerical personnel to the Funds and supervising custodial, auditing, valuation, bookkeeping and legal services. BISYS Fund Services, Inc., an affiliate of BISYS, acts as the fund accountant, transfer agent and dividend paying agent of the Funds. BISYS and BISYS Fund Services, Inc. are each located at 3435 Stelzer Road, Columbus, Ohio 43219.

Performance Funds Distributor, Inc. 3435 Stelzer Road, Columbus, Ohio 43219 acts as the Funds' distributor. The Distributor is an affiliate of BISYS and was formed specifically to distribute the Funds.

SHAREHOLDER INFORMATION

PRICING OF FUND SHARES
--------------------------------------------------------------------------------


HOW NAV IS CALCULATED                       MONEY MARKET FUND
The NAV is calculated by                    The Money Market Fund's net asset
adding the total value of the               value, or NAV, is expected to be
Fund's investments and                      constant at $1.00 per share,
other assets, subtracting its               although its value is not
liabilities and then dividing               guaranteed. The NAV is determined at
that figure by the number of                12 noon Eastern time on days the New
outstanding shares of the                   York Stock Exchange is open. The
Fund:                                       Money Market Fund values its
                                            securities at their amortized cost.
                                            The amortized cost method involves
           NAV=                             valuing a portfolio security
                                            initially at its cost on the date of
                                            the purchase and thereafter assuming
TOTAL ASSETS - LIABILITIES                  a constant amortization to maturity
--------------------------                  of the difference between the
     NUMBER OF SHARES                       principal amount due at maturity and
       OUTSTANDING                          initial cost.

                                            OTHER FUNDS
                                            The per share NAV for each non-Money
You can find most Funds'                    Market Fund is determined and its
NAV daily in the Wall Street                shares are priced at the close of
Journal and in other                        regular trading on the New York
newspapers.                                 Stock Exchange, normally at 4:00
                                            p.m. Eastern time, on days the
                                            Exchange is open.

                                            Your order for purchase, sale or
                                            exchange of shares is priced at the
                                            next NAV calculated after your order
                                            is received in good order by the
                                            Fund on any day that both the New
                                            York Stock Exchange and the Funds'
                                            custodian are open for business. For
                                            example: If you properly place a
                                            purchase order to buy shares of the
                                            Intermediate Term Government Income
                                            Fund, it must be received by 4:00
                                            p.m. Eastern time in order to
                                            receive the NAV calculated at 4:00
                                            p.m. If your order is received after
                                            4:00 p.m. Eastern time, you will
                                            receive the NAV calculated on the
                                            next day at 4:00 p.m. Eastern time.

                                            The non-Money Market Funds'
                                            securities, other than short-term
                                            debt obligations, are generally
                                            valued at current market prices
                                            unless market quotations are not
                                            available, in which case securities
                                            will be valued by a method that the
                                            Board of Trustees believes
                                            accurately reflects fair value. Debt
                                            obligations with remaining
                                            maturities of 60 days or less are
                                            valued at amortized cost or based on
                                            their acquisition cost.

SHAREHOLDER INFORMATION

PURCHASING AND SELLING YOUR INVESTMENT SHARES
--------------------------------------------------------------------------------


                                      PURCHASING AND ADDING TO YOUR SHARES

You may purchase shares               Institutional Class shares of the Funds
of the Funds through the              are offered at net asset value without a
Performance Funds                     sales load. Purchases of Institutional
Distributor or through                Class shares may only be made by one of
banks, brokers and other              the following types of "Institutional
investment                            Investors": (1) trusts, or investment
representatives, which                management and other fiduciary accounts
may charge additional                 managed or administered by Trustmark or
fees and may require                  its affiliates or correspondents pursuant
higher minimum                        to a written agreement, (2) employees of
investments or impose                 Trustmark (and family members), the
other limitations on buying           Distributor, Administrator, and affiliates
and selling shares. If you            and correspondents, (3) or Trustees of the
purchase shares through               Trust (and family members) or Directors of
an investment                         Trustmark (and family members), (4) any
representative, that party            persons purchasing shares with the
is responsible for                    proceeds of a distribution from a trust,
transmitting orders by                investment management and other fiduciary
close of business and                 account managed or administered by
may have an earlier cut-              Trustmark or its affiliates or
off time for purchase and             correspondents, pursuant to a written
sale requests. Consult                agreement and (5) other persons or
your investment                       organizations authorized by the
representative or                     Distributor. The Trust and the Distributor
institution for specific              reserve the right to waive or reduce the
information.                          minimum initial investment amount with
                                      respect to certain accounts. All initial investments should be accompanied by a completed Purchase Application, a form of which accompanies this Prospectus. A separate application is required for
                                      Individual Retirement Account investments.

                                      All purchases must be in U.S. dollars. A fee will be charged for any checks that do not clear. Third-party checks are not accepted.

                                      The Distributor may reject a purchase
                                      order if it considers it in the best
                                      interest of the Fund and its shareholders.

                                      Orders received by your broker or Service
                                      Organization for the Funds in proper order prior to the determination of net asset value and transmitted to the Fund prior to the close of its business day which is currently 4:00 p.m. Eastern time (1:30 p.m. Eastern time in the case of the Money Market Fund), will become effective that day.


--------------------------------------------------------------------------------
AVOID 31% TAX WITHHOLDING

Each Fund is required to withhold 31% of taxable dividends, capital gains distributions and redemptions paid to shareholders who have not provided the Fund with their certified taxpayer identification number in compliance with IRS rules. To avoid this, make sure you provide your correct Tax Identification Number (Social Security Number for most investors) on your account application.
--------------------------------------------------------------------------------

SHAREHOLDER INFORMATION

--------------------------------------------------------------------------------

INSTRUCTIONS FOR OPENING OR ADDING TO AN ACCOUNT

BY MAIL

If purchasing through your financial advisor or brokerage account, simply tell your advisor or broker that you wish to purchase shares of the Funds and he or she will take care of the necessary documentation. For all other purchases, follow the instructions below.

All investments made by regular mail or express delivery, whether initial or subsequent, should be sent:

         BY REGULAR MAIL:                              BY EXPRESS MAIL:
         Performance Funds Trust                       Performance Funds Trust
         P.O. Box 182484                               3435 Stelzer Road
         Columbus, OH 43218-2484                       Columbus, OH 43219

For Initial Investment:

1. Carefully read and complete the application. Establishing your account privileges now saves you the inconvenience of having to add them later.
2. Make check, bank draft or money order payable to "Performance Funds Trust" and include the name of the appropriate Fund(s) on the check.
3.   Mail or deliver application and payment to address above.

For Subsequent Investment:

1. Use the investment slip attached to your account statement. Or, if unavailable, provide the following information:
     o    Fund name
     o    Share class
     o    Amount invested
     o    Account name and account number

2. Make check, bank draft or money order payable to "Performance Funds Trust" and include your account number on the check.

3.   Mail or deliver investment slip and payment to the address above.

ELECTRONIC PURCHASES

Your bank must participate in the Automated Clearing House (ACH) and must be a
U. S. Bank. Your bank or broker may charge for this service.

Establish the electronic purchase option on your account application or call 1-800-737-3676. Your account can generally be set up for electronic purchases within 15 days.

Call 1-800-737-3676 to arrange a transfer from your bank account.

SHAREHOLDER INFORMATION

--------------------------------------------------------------------------------


                                            ELECTRONIC VS. WIRE TRANSFER

                                            Wire transfers allow financial
                                            institutions to send funds to each
                                            other, almost instantaneously. With
                                            an electronic purchase or sale, the
                                            transaction is made through the
                                            Automated Clearing House (ACH) and
                                            may take up to eight days to clear.
                                            There is generally no fee for ACH
                                            transactions.
                                            ------------------------------------


BY WIRE TRANSFER

Call 1-800-737-3676 to obtain a new account number and instructions for sending your application, and for instructing your bank to wire transfer your investment.

NOTE:  YOUR BANK MAY CHARGE A WIRE TRANSFER FEE.

--------------------------------------------------------------------------------
You can add to your account by using the convenient options described below. The Fund reserves the right to change or eliminate these privileges at any time with 60 days notice.
--------------------------------------------------------------------------------

SHAREHOLDER INFORMATION

--------------------------------------------------------------------------------


AUTOMATIC INVESTMENT PROGRAM                         PAYROLL DIRECT DEPOSIT

You can make automatic investments in the            You may set up a payroll
Funds from your bank account. Automatic              direct deposit arrangement
investments can be as little as $25; no investment   through your employer or
is required to establish an automatic investment     retirement benefit source.
account.                                             You may make periodic
                                                     investments of at least $20
To invest regularly from your bank account:          per pay period.
     o    Complete the Automatic Investment Plan
          portion on your Account Application.       To invest regularly from
          Make sure you note:                        your paycheck or
          o    Your bank name, address and account   government check:
               number                                Call 1-800-737-3676 for an
          o    The amount you wish to invest         enrollment form.
               automatically (minimum $25)           ---------------------------
          o    How often you want to invest (every
               month or 4 times a year)
     o    Attach a voided personal check.



--------------------------------------------------------------------------------
Dividends and Distributions

All dividends and distributions will be automatically reinvested unless you request otherwise. There are no sales charges for reinvested distributions. Capital gains are distributed at least annually.

DISTRIBUTIONS ARE MADE ON A PER SHARE BASIS REGARDLESS OF HOW LONG YOU'VE OWNED YOUR SHARES. THEREFORE, IF YOU INVEST SHORTLY BEFORE THE DISTRIBUTION DATE, SOME OF YOUR INVESTMENT WILL BE RETURNED TO YOU IN THE FORM OF A DISTRIBUTION.
--------------------------------------------------------------------------------

SHAREHOLDER INFORMATION

SELLING YOUR SHARES
--------------------------------------------------------------------------------


You may sell your shares at               WITHDRAWING MONEY FROM YOUR FUND
any time. Your sales price                INVESTMENT
will be the next NAV after                As a mutual fund shareholder, you are
your sell order is received               technically selling shares when you
in good order by the Fund,                request a withdrawal in cash. This is
its transfer agent, or your               also known as redeeming shares or a
investment representative.                redemption of shares.
Normally you will receive                 --------------------------------------
your proceeds within a
week after your request is
received. See section on                  INSTRUCTIONS FOR SELLING SHARES
"General Policies on Selling              If selling your shares through your
Shares" below.                            financial adviser or broker, ask him
                                          or her for redemption procedures. Your
                                          adviser and/or broker may have
                                          transaction minimums and/or
                                          transaction times which will affect
                                          your redemption. For all other sales
                                          transactions, follow the instructions
                                          below.


By telephone                              1. Call 1-800-737-3676 with
(unless you have declined telephone       instructions as to how you wish to
sales privileges)                         receive your funds (mail, wire,
                                          electronic transfer). (See "General
                                          Policies on Selling Shares--Verifying
                                          Telephone Redemptions" below)
--------------------------------------------------------------------------------

By mail                                   1. Call 1-800-737-3676 to request
(See "General Policies on Selling         redemption forms or write a letter of
Shares - Redemptions in Writing           instruction indicating:
Required")                                o   your Fund and account number
                                          o   amount you wish to redeem
                                          o   address where your check should be
                                              sent
                                          o   account owner signature

                                          2. Mail to:
                                          Performance Funds Trust
                                          P.O. Box 182484
                                          Columbus, OH 43218-2484
--------------------------------------------------------------------------------
By overnight service                      See "By mail" instruction 1 above.
(See "General Policies on                 Selling 2. Send to
Shares--Redemptions                       Performance Funds Trust
in Writing Required" below)               c/o BISYS Fund Services
                                          Attn: T.A. Operations
                                          3435 Stelzer Road
                                          Columbus, OH 43219

SHAREHOLDER INFORMATION

--------------------------------------------------------------------------------


Wire transfer                             Call 1-800-737-3676 to request a wire
You must indicate this                    transfer.
option on your
application.                              If you call by 4 p.m. Eastern time,
                                          your payment will normally be wired to
                                          your bank on the next business day.

Note: Your financial institution
may also charge a separate fee.
--------------------------------------------------------------------------------

Electronic Redemptions                    Call 1-800-737-3676 to request an
                                          electronic redemption.

Your bank must participate in             If you call by 4 p.m. Eastern time,
the Automated Clearing House              the NAV of your shares will normally
(ACH) and must be a U.S. bank.            be determined on the same day and the
                                          proceeds credited within 8 days.

Your bank may charge
for this service.

AUTOMATIC WITHDRAWAL PLAN

You can receive automatic payments from your account on a monthly, quarterly, semi-annual or annual basis. The minimum periodic withdrawal is $100. To activate this feature:
o Make sure you've checked the appropriate box on the Account Application. Or call 1-800-737-3676.
o    Include a voided personal check.
o    Your account must have a value of $25,000 or more to start withdrawals.

REDEMPTION BY CHECK WRITING
You may write checks in amounts of $100 or more on your account in the Money Market Fund. To obtain checks, complete the signature card section of the Account Application or contact the Fund to obtain a signature card. Dividends and distributions will continue to be paid up to the day the check is presented for payment. You may not close your Money Market Fund account by writing a check.

SHAREHOLDER INFORMATION

--------------------------------------------------------------------------------


GENERAL POLICIES ON SELLING SHARES

REDEMPTIONS IN WRITING REQUIRED
You must request redemption in writing in the following situations:

1.   Redemptions from Individual Retirement Accounts ("IRAs").

2. Redemption requests requiring a signature guarantee, which include each of the following.
     o    Redemptions over $25,000
     o Your account registration or the name(s) in your account has changed within the last 15 days
     o    The check is not being mailed to the address on your account
     o    The check is not being made payable to the owner of the account
     o The redemption proceeds are being transferred to another Fund account with a different registration.

     A signature guarantee can be obtained from a financial institution, such as a bank, broker-dealer, or credit union, or from members of the STAMP (Securities Transfer Agents Medallion Program), MSP (New York Stock Exchange Medallion Signature Program) or SEMP (Stock Exchanges Medallion Program). Members are subject to dollar limitations which must be considered when requesting their guarantee. The Transfer Agent may reject any signature guarantee if it believes the transaction would otherwise be improper.

VERIFYING TELEPHONE REDEMPTIONS
The Funds make every effort to insure that telephone redemptions are only made by authorized shareholders. All telephone calls are recorded for your protection and you will be asked for information to verify your identity. Given these precautions, unless you have specifically indicated on your application that you do not want the telephone redemption feature, you may be responsible for any fraudulent telephone orders. If appropriate precautions have not been taken, the Transfer Agent may be liable for losses due to unauthorized transactions.

REDEMPTIONS WITHIN 15 DAYS OF INITIAL INVESTMENT
When you have made your initial investment by check, your redemption proceeds will not be mailed until the Transfer Agent is satisfied that the check has cleared (which may require up to 15 business days). You can avoid this delay by purchasing shares with a certified check or federal funds wire.

REFUSAL OF REDEMPTION REQUEST
Payment for shares may be delayed under extraordinary circumstances or as permitted by the Securities and Exchange Commission in order to protect remaining shareholders. If you experience difficulty making a telephone redemption during periods of drastic economic or market change, you can send the Funds your request by regular mail or express mail.

REDEMPTION IN KIND
Each Fund reserves the right to make payment in securities rather than cash, known as "redemption in kind" for amounts redeemed by a shareholder, in any 90-day period, in excess of $250,000 or 1% of Fund net assets, whichever is less. If the Fund deems it advisable for the benefit of all shareholders, redemption in kind will consist of securities equal in market value to your shares. When you convert these securities to cash, you will pay brokerage charges.

SHAREHOLDER INFORMATION

--------------------------------------------------------------------------------


CLOSING OF SMALL ACCOUNTS
If your account falls (not as a result of market action) below $500 ($250 for IRAs), the Fund may ask you to increase your balance. If it is still below $500 ($250 for IRAs) after 30 days, the Fund may close your account and send you the proceeds at the current NAV.

UNDELIVERABLE REDEMPTION CHECKS
For any shareholder who chooses to receive distributions in cash:
If distribution checks (1) are returned and marked as "undeliverable" or (2) remain uncashed for six months, your account will be changed automatically so that all future distributions are reinvested in your account. Checks that remain uncashed for six months will be canceled and the money reinvested in the appropriate Fund.

SHAREHOLDER INFORMATION

EXCHANGING YOUR SHARES
--------------------------------------------------------------------------------


You can exchange your                        INSTRUCTIONS FOR EXCHANGING SHARES
shares in one Fund for                       Exchanges may be made by sending a
shares of the same class of                  written request to Performance
another Performance Fund,                    Funds Trust, P.O. Box 182484,
usually without paying                       Columbus OH 43218-2484, or by
additional sales charges                     calling 1-800-737-3676. Please
(see "Notes on exchanges"                    provide the following information:
below). No transaction fees                  o    Your name and telephone number
are charged for exchanges.                   o    The exact name on your account
                                                  and account number
You must meet the                            o    Taxpayer identification number
minimum investment                                (usually your Social Security
requirements for the Fund                         number)
into which you are                           o    Dollar value or number of
exchanging. Exchanges                             shares to be exchanged
from one Fund to another                     o    The name of the Fund from
are taxable.                                      which the exchange is to be
                                                  made
                                             o    The name of the Fund into
                                                  which the exchange is being
                                                  made.
                                             See "Selling your Shares" for
                                             important information about
                                             telephone transactions.


                                             -----------------------------------
                                             NOTES ON EXCHANGES
                                             The registration and tax
                                             identification numbers of the two
                                             accounts must be identical.

                                             The Exchange Privilege (including
                                             automatic exchanges) may be changed
                                             or eliminated at any time upon a
                                             60-day notice to shareholders.

                                             Be sure to read carefully the
                                             Prospectus of any Fund into which
                                             you wish to exchange shares.

SHAREHOLDER INFORMATION

SERVICE ORGANIZATIONS
--------------------------------------------------------------------------------

Various banks, trust companies, broker-dealers (other than the Distributor) and other financial organizations ("Service Organization(s)") may provide certain administrative services for its customers who invest in the Funds through accounts maintained at that Service Organization. The Funds, under servicing agreements with the Service Organization, will pay the Service Organization an annual rate up to .35% of the Fund's average daily net assets for these services, which include:

     o    receiving and processing shareholder orders
     o    performing the accounting for customers' sub-accounts
     o    maintaining retirement plan accounts
     o    answering questions and handling correspondence for customer accounts
     o    acting as the sole shareholder of record for customer accounts
     o    issuing shareholder reports and transaction confirmations
     o    performing daily "sweep" functions

Investors who purchase, sell or exchange shares of the Funds through a customer account maintained at a Service Organization may be charged extra for other services which are not specified in the servicing agreement with the Fund but are covered under separate fee schedules provided by the Service Organization to their customers. Customers with accounts at Service Organizations should consult their Service Organization for information concerning their sub-accounts. The Adviser or Administrator also may pay Service Organizations for rendering services to customers' sub-accounts.

DIVIDENDS, DISTRIBUTIONS AND TAXES
--------------------------------------------------------------------------------

Any income a Fund receives is paid out, less expenses, in the form of dividends to its shareholders. Income dividends on each Equity Fund are declared and paid monthly. Dividends on all other Funds are declared daily and paid monthly. Capital gains for all Funds are distributed at least annually.

An exchange of shares is considered a sale, and any related gains may be subject to applicable taxes.

Taxes on capital gains distributions paid by the Funds will vary with the length of time the Fund has held the security - not how long you have invested in the Fund.

Some dividends may be taxable in the year in which they are declared, even if they are paid or appear on your account statement the following year. Dividends and distributions are treated in the same manner for federal income tax purposes whether you receive them in cash or in additional shares.

You will be notified in January each year about the federal tax status of distributions made by the Fund. Depending on your residence for tax purposes, distributions also may be subject to state and local taxes, including withholding taxes.

Foreign shareholders may be subject to special withholding requirements.

There is a penalty on certain pre-retirement distributions from retirement accounts. Consult your tax adviser about the federal, state and local tax consequences in your particular circumstances.

FINANCIAL HIGHLIGHTS


THE FINANCIAL HIGHLIGHTS TABLE IS INTENDED TO HELP YOU UNDERSTAND THE FUNDS' FINANCIAL PERFORMANCE FOR THE PAST 5 YEARS [OR, IF SHORTER, THE PERIOD OF THE FUNDS' OPERATIONS]. CERTAIN INFORMATION REFLECTS FINANCIAL RESULTS FOR A SINGLE FUND SHARE. THE TOTAL RETURNS IN THE TABLE REPRESENT THE RATE THAT AN INVESTOR WOULD HAVE EARNED [OR LOST] ON AN INVESTMENT IN THE FUND (ASSUMING REINVESTMENT OF ALL DIVIDENDS AND DISTRIBUTIONS). THIS INFORMATION HAS BEEN AUDITED BY PRICEWATERHOUSECOOPERS, LLP, WHOSE REPORT, ALONG WITH THE FUND'S FINANCIAL STATEMENTS, ARE INCLUDED IN ANNUAL REPORT, WHICH IS AVAILABLE UPON REQUEST.



INSERT PAST 5 YEARS'
FINANCIAL HIGHLIGHTS
FROM ANNUAL REPORT.



MONEY MARKET FUND FINANCIAL HIGHLIGHTS

BOND FUNDS FINANCIAL HIGHLIGHTS

EQUITY FUNDS FINANCIAL HIGHLIGHTS

For more information about the Funds, the following documents are available free upon request:

ANNUAL/SEMIANNUAL REPORTS (REPORTS):
The Funds' annual and semi-annual reports to shareholders contain additional information on the Funds' investments. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected each Fund's performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI): The SAI provides more detailed information about the Funds, including each Fund's operations and investment policies. It is incorporated by reference and is legally considered a part of this prospectus.

--------------------------------------------------------------------------------
YOU CAN GET FREE COPIES OF REPORTS AND THE SAI, OR REQUEST OTHER INFORMATION AND DISCUSS YOUR QUESTIONS ABOUT THE FUNDS BY CONTACTING A BROKER OR BANK THAT SELLS THE FUND. OR CONTACT THE FUND AT:

                             PERFORMANCE FUNDS TRUST
                                3435 STELZER ROAD
                              COLUMBUS, OHIO 43219
                            TELEPHONE: 1-800-PERFORM
--------------------------------------------------------------------------------

You can review the Funds' reports and SAI at the Public Reference Room of the Securities and Exchange Commission. You can get text-only copies:
     o For a fee, by writing the Public Reference Section of the Commission, Washington, D.C. 20549-6009 or calling 1-800-SEC-0330.
     o    Free from the Commission's Website at http://www.sec.gov.

PERFORMANCE FUNDS TRUST
CLASS A AND CLASS B SHARES


                                  ----------
                                  PROSPECTUS
                                  ----------

                                  SEPTEMBER __, 1999

                                  MONEY MARKET FUND
                                  -----------------

                                  THE MONEY MARKET FUND

                                  BOND FUNDS
                                  ----------

                                  THE SHORT TERM GOVERNMENT INCOME FUND

                                  THE INTERMEDIATE TERM GOVERNMENT INCOME FUND

                                  EQUITY FUNDS
                                  ------------

                                  THE SMALL CAP EQUITY FUND

                                  THE MID CAP EQUITY FUND

                                  THE LARGE CAP EQUITY FUND


---------------------------
QUESTIONS?
CALL 1-800-PERFORM
OR YOUR INVESTMENT
REPRESENTATIVE.
---------------------------


                                            THE SECURITIES AND EXCHANGE
                                            COMMISSION HAS NOT APPROVED OR
                                            DISAPPROVED THE SHARES DESCRIBED IN
                                            THIS PROSPECTUS OR DETERMINED
                                            WHETHER THIS PROSPECTUS IS ACCURATE
                                            OR COMPLETE. ANY REPRESENTATION TO
                                            THE CONTRARY IS A CRIMINAL OFFENSE.

TABLE OF CONTENTS


CAREFULLY REVIEW THIS IMPORTANT SECTION, WHICH SUMMARIZES EACH FUND'S INVESTMENTS, RISKS, PAST PERFORMANCE, AND FEES.


                 3  OVERVIEW


            MONEY MARKET FUND

                 5  INVESTMENT OBJECTIVES, PRINCIPAL INVESTMENT
                    STRATEGIES AND PERFORMANCE INFORMATION

                 7  PRINCIPAL RISKS

                 9  FEES AND EXPENSES


            BOND FUNDS

                11  INVESTMENT OBJECTIVES, PRINCIPAL INVESTMENT
                    STRATEGIES AND PERFORMANCE

                16  PRINCIPAL RISKS

                17  FEES AND EXPENSES


            EQUITY FUNDS

                24  INVESTMENT OBJECTIVES, PRINCIPAL INVESTMENT
                    STRATEGIES AND PERFORMANCE

                27  PRINCIPAL RISKS

                29  FEES AND EXPENSES

            ADDITIONAL INFORMATION

                30  INVESTING FOR DEFENSIVE PURPOSES

                30  YEAR 2000 AND THE CENTURA FUNDS

            FUND MANAGEMENT

                31  INVESTMENT ADVISER

                32  PORTFOLIO MANAGERS

            SHAREHOLDER INFORMATION

                33  PRICING OF FUND SHARES

                34  PURCHASING AND ADDING TO YOUR SHARES

                40  SELLING YOUR SHARES

                41  GENERAL POLICIES ON SELLING SHARES

                42  DISTRIBUTION ARRANGEMENTS/SALES CHARGES

                43  DISTRIBUTION AND SERVICE (12B-1) FEES

                53  EXCHANGING YOUR SHARES

                47  SERVICE ORGANIZATIONS

                54  DIVIDENDS, DISTRIBUTIONS AND TAXES

            FINANCIAL HIGHLIGHTS

                55

            BACK COVER

                56  WHERE TO LEARN MORE ABOUT THE FUNDS

RISK/RETURN SUMMARY AND FUND EXPENSES

OVERVIEW

This prospectus describes the following funds offered by Performance Funds Trust (the "Funds").

MONEY MARKET FUND          RISK/RETURN PROFILE OF MUTUAL FUNDS
---------------------------------------------------------------
                              [CHART APPEARS HERE]

The Money Market Fund

BOND FUNDS
----------

The Short Term Government Income Fund

The Intermediate Term Government Income Fund

EQUITY FUNDS
------------

The Small Cap Equity Fund

The Mid Cap Equity Fund

The Large Cap Equity Fund

On the following pages, you will find important information about each Fund, including:

o  the investment objective

o  principal investment strategy

o  performance information

o  fees and expenses, and

o  principal risks associated with each Fund

The Funds are managed by Trustmark National Bank ("Trustmark" or the "Adviser").

                          PRINCIPAL RISKS OF THE FUNDS

--------------------------------------------- ------------ ------------- ------------- ------------ --------- ---------------
                                               MARKET       SELECTION      FOREIGN      INTEREST     CREDIT     PREPAYMENT
                                                RISK           RISK       INVESTMENT    RATE RISK     RISK         RISK
                                                                            RISK
--------------------------------------------- ------------ ------------- ------------- ------------ --------- ---------------
THE MONEY MARKET FUND                             X            X                           X            X
--------------------------------------------- ------------ ------------- ------------- ------------ --------- ---------------
THE SHORT TERM GOVERNMENT INCOME FUND             X            X                           X            X            X
--------------------------------------------- ------------ ------------- ------------- ------------ --------- ---------------
THE INTERMEDIATE TERM GOVERNMENT
INCOME FUND                                       X            X                           X            X            X
--------------------------------------------- ------------ ------------- ------------- ------------ --------- ---------------
THE SMALL CAP EQUITY FUND                         X            X              X
--------------------------------------------- ------------ ------------- ------------- ------------ --------- ---------------
THE MID CAP EQUITY FUND                           X            X              X
--------------------------------------------- ------------ ------------- ------------- ------------ --------- ---------------
THE LARGE CAP EQUITY FUND                         X            X              X
--------------------------------------------- ------------ ------------- ------------- ------------ --------- ---------------

A complete description of these and other risks can be found in the sections "Equity Funds - Principal Risks," "Bond Funds - Principal Risks" and "Money Market Fund - Principal Risks."

RISK/RETURN SUMMARY AND FUND EXPENSES - MONEY MARKET FUND

THE MONEY MARKET FUND
-------------------------------------------------------------------------------

INVESTMENT OBJECTIVE                As high a level of current income as is
                                    consistent with preservation of capital and liquidity.

PRINCIPAL INVESTMENT STRATEGIES     The Fund invests in a broad range of high
                                    quality, short-term, money instruments which have remaining maturities not to exceed 397 days. The Fund is required to maintain a portfolio maturity of 90 days or less.

                                    The Fund's investments may include any
                                    investments permitted under federal rules governing money market funds, including:
                                    U.S. Government Securities, bank
                                    obligations, commercial paper, corporate debt securities, variable rate demand notes and repurchase agreements and other high quality short-term securities. Generally, securities in which the Fund may invest will not earn as high a yield as securities with longer maturities or of lower quality.

                                    The Adviser selects only those U.S.
                                    dollar-denominated debt instruments that meet the high quality and credit risk standards established by the Board of Trustees and consistent with Federal requirements applicable to money market funds. In accordance with such requirements, the Fund will purchase securities that are rated within the top two rating categories by at least two nationally recognized statistical rating organizations ("NRSROs") or, if only one NRSRO has rated the security, by that NRSRO, or if not rated, the securities are deemed of comparable quality pursuant to standards adopted by the Board of Trustees. The Fund's investments in securities with the second-highest rating (or deemed of comparable quality) may not exceed 5% of its total assets, and all the Fund's commercial paper investments must be in the highest rating category (or deemed of comparable quality).

RISK/RETURN SUMMARY AND FUND EXPENSES - MONEY MARKET FUND

THE MONEY MARKET FUND
-------------------------------------------------------------------------------

PERFORMANCE INFORMATION

The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year.

PERFORMANCE BAR CHART AND TABLE
YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31 FOR CLASS A SHARES

(Both the chart and the table assume reinvestment of dividends and distributions.)


    PERFORMANCE BAR CHART AND TABLE

YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31/98
          FOR CLASS A SHARES(1)

                    (PERCENTAGE
                      CHANGE)

1994                   3.93%

1995                   5.58%

1996                   5.07%

1997                   5.16%

1998                   5.05%

Past performance does not indicate how the Fund will perform in the future.

Best  quarter:       3rd  Qtr 1995    1.36%
Worst quarter:       1st  Qtr 1994    0.71%


The returns for Class B shares will differ from the Class A returns shown in the bar chart because of differences in expenses of each class. The table assumes that Class B shareholders redeem all their fund shares at the end of the period indicated.


AVERAGE ANNUAL TOTAL RETURNS (FOR THE PERIODS ENDING DECEMBER 31, 1998)

                                      Inception Date       Past Year       Past 5 Years       Since Inception
                                      ------------------------------------------------------------------------------
CLASS A SHARES                        9/30/93              5.05%           4.96%              4.86%
--------------------------------------------------------------------------------------------------------------------

CLASS B SHARES
(with applicable Contingent
Deferred Sales Charge)                9/30/93              4.76%           4.90%              4.81%
--------------------------------------------------------------------------------------------------------------------


1 For the period January 1, 1999 through June 30, 1999 the aggregate (non-annualized) total returns of the Fund's Class A Shares was 2.21%.

As of May 31, 1999 the 7-day current yields of the Fund's Class A and B shares were 4.43% and 3.43%, respectively. For current yield information on the Fund, call 1-800-PERFORM. The Money Market Fund's yield appears in the Wall Street Journal each Thursday.

The table above reflects the impact of any contingent deferred sales charges that apply to Class B shares of the Money Market Fund.

------------------------
1 Both the chart and the table assume reinvestment of dividends and distributions

RISK/RETURN SUMMARY AND FUND EXPENSES - MONEY MARKET FUND

PRINCIPAL RISKS
-------------------------------------------------------------------------------

PRINCIPAL INVESTMENT RISKS -        Investing in the Money Market Fund involves
                                    risks common to any investment in
                                    securities. By itself, no Fund constitutes a balanced investment program.

                                    An investment in the Money Market Fund is not a bank deposit of Trustmark National Bank or any other bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                                    The Money Market Fund expects to maintain a net asset value of $1.00 per share, but there is no assurance that they will be able to do so on a continuous basis.

                                    There can be no assurance that the
                                    investment objective of the Money Market
                                    Fund will be achieved.

                                    SELECTION RISK
                                    --------------
                                    Like all investment funds, the Money Market
                                    Fund is subject to the chance that poor
                                    security selection will cause the Fund to underperform other funds with similar objectives.

                                    INTEREST RATE RISK
                                    ------------------
                                    Interest rate risk is the chance that the value of the instruments held by the Fund will decline due to rising interest rates. When interest rates rise, the price of most debt instruments goes down. When interest rates go down, prices go up. The price of a debt instrument is also affected by its maturity. Debt instruments with shorter maturities, such as those permitted for money market funds tend to be less sensitive to changes in interest rates than instruments with longer maturities.

                                    CREDIT RISK
                                    -----------
                                    Credit risk is the chance that the issuer of a debt instrument will fail to repay interest and principal in a timely manner or may be unable to fulfill an obligation to repurchase securities from the Fund, reducing the Fund's return. Credit risk is minimized by the Fund's policy of adequate diversification among issuers and industries and minimum credit risk requirements for money market funds under applicable law.

                                    INCOME RISK
                                    -----------
                                    Income risk is the chance that falling
                                    interest rates will cause the Fund's income to decline. Income risk is generally higher for short-term debt instruments.

RISK/RETURN SUMMARY AND FUND EXPENSES - MONEY MARKET FUND

-------------------------------------------------------------------------------


ADDITIONAL PRINCIPAL                      PREPAYMENT RISK
INVESTMENT RISKS                          ---------------
                                          The Fund's investments in
                                          mortgage-related securities are
                                          subject to the risk that the principal
                                          amount of the underlying mortgage may
                                          be repaid prior to the security's
                                          maturity date. Such repayments are
                                          common when interest rates decline.
                                          When such a repayment occurs, no
                                          additional interest will be paid on
                                          the investment. Prepayment exposes the
                                          Fund to a lower return upon subsequent
                                          reinvestment of the principal.

                                          A full discussion of all permissible
                                          investments can be found in the
                                          Statement of Additional Information
                                          ("SAI").

WHO MAY WANT TO INVEST?                   Consider investing in the Money Market
                                          Fund if you:

                                          o    ARE SEEKING PRESERVATION OF
                                               CAPITAL
                                          o    HAVE A LOW RISK TOLERANCE
                                          o    ARE WILLING TO ACCEPT LOWER
                                               POTENTIAL RETURNS IN EXCHANGE FOR
                                               A HIGHER DEGREE OF SAFETY
                                          o    ARE INVESTING SHORT-TERM RESERVES

                                          The Money Market Fund will not be
                                          appropriate for anyone:
                                          o    SEEKING HIGH TOTAL RETURNS
                                          o    PURSUING A LONG-TERM GOAL OR
                                               INVESTING FOR RETIREMENT

RISK/RETURN SUMMARY AND FUND EXPENSES - MONEY MARKET FUND

FEES AND EXPENSES
-------------------------------------------------------------------------------

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

                                    FEE TABLE

                                                        The Money Market
                                                               Fund

                                                      A SHARES       B SHARES
           --------------------------------------------------------------------

           SHAREHOLDER FEES
           (FEES PAID DIRECTLY FROM YOUR               0.00%           0.00%
           INVESTMENT)

           Maximum Sales Charge (Load)                 0.00%           0.00%
             Imposed on Purchases


           ANNUAL FUND OPERATING EXPENSES
           (EXPENSE THAT ARE DEDUCTED FROM
           FUND ASSETS)

           Management fees(1)                          0.30%           0.30%

           Distribution [and/or Service]               0.35%(1)        1.00%
           (12b-1) fees

           Service Organization Fees(1)                0.35%           0.35%

           Other expenses                              0.29%           0.29%


           TOTAL ANNUAL FUND
           OPERATING EXPENSES                          1.29%           1.94%

           FEE WAIVER(1)
                                                       0.55%           0.45%
           NET ANNUAL FUND
             OPERATING EXPENSES                        0.74%           1.49%


-------------------------------
1 The Fund's Adviser and Distributor have contractually agreed to waive a portion of the advisory fee, service organization fees and 12b-1 fees at least until May 31, 2000. As a result, Management fees would be 0.20%, service organization fees would be 0.0%, and 12b-1 fees would be 0.25%. You will be notified if the waiver is discontinued after that date.

EXAMPLE: This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes:

O    $10,000 investment
o    5% annual return
o    redemption at the end of each period
o no changes in the fund's operating expenses, except for the expiration of the current contractual fee waivers on May 31, 2000.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

                                                   MONEY MARKET FUND

                                                                      B Shares
                                           A Shares    B Shares    (Without CDSC)
        -------------------------------- ------------- --------    --------------

        One Year After Purchase              $   76     $  652         $  152

        Three Years After Purchase           $  258     $  867         $  567

        Five Years After Purchase            $  457     $1,213         $1,013

        Ten Years After Purchase             $1,032     $2,271         $2,271

RISK/RETURN SUMMARY AND FUND EXPENSES - BOND FUNDS

THE SHORT TERM GOVERNMENT INCOME FUND
-------------------------------------------------------------------------------

INVESTMENT OBJECTIVE                As high a level of current income as is
                                    consistent with limiting the risk of
                                    potential loss.

PRINCIPAL INVESTMENT                The Fund normally invests at least 65% of
STRATEGIES                          its total assets in securities issued or
                                    guaranteed by the U.S. Government, its
                                    agencies and instrumentalities ("U.S.
                                    Government Securities"). Under normal market conditions, the Fund will maintain a dollar weighted average portfolio of less than three years with a maximum effective maturity of approximately five years for any individual security. The Fund focuses on maximizing income consistent with prudent investment risk within this maturity range and credit and risk tolerances established for the Fund. The Fund typically seeks to increase its total return by shortening the average maturity of its portfolio securities when it expects interest rates to increase and lengthening the average maturity to take advantage of expected interest rate declines.

                                    The Fund may also invest a portion of its assets in domestic and foreign bank obligations, commercial paper, investment grade corporate debt securities, investment grade mortgage and asset-backed securities and other debt securities, including money market securities which are of comparable quality in the Adviser's opinion and interest rate futures contracts. The Adviser will sell securities based upon the Fund's current strategic outlook.

RISK/RETURN SUMMARY AND FUND EXPENSES - BOND FUNDS

-------------------------------------------------------------------------------
THE SHORT TERM GOVERNMENT INCOME FUND, CONTINUED

PERFORMANCE INFORMATION

The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year and as compared to a broad-based securities index. The Lehman Brothers 1-3 Year Government Index in the table below, is an unmanaged index comprised of U.S. Treasury issues, debt of U.S. Government agencies and corporate debt guaranteed by the U.S. Government.

PERFORMANCE BAR CHART AND TABLE YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31 FOR CLASS A SHARES
(Both the chart and the table assume reinvestment of dividends and distributions.)


                    (PERCENTAGE
                      CHANGE)

1993                   4.55%

1994                  -0.10%

1995                   9.51%

1996                   3.91%

1997                   6.03%

1998                   6.01%

The returns for Class B Shares will be lower than the Class A Shares' returns shown in the bar chart because expenses of the classes differ.

Best  quarter:      3rd Qtr 1992    3.01%
Worst quarter:      1st Qtr 1994   -0.50%

Past performance does not indicate how the Fund will perform in the future.


AVERAGE ANNUAL TOTAL RETURNS (FOR THE PERIODS ENDING DECEMBER 31, 1998)

                                          Inception Date        Past Year          Past 5 Years         Since Inception
                                          --------------        ---------          ------------         ---------------
CLASS A SHARES
(with maximum 3% sales charge)            6/1/92                2.88%              4.39%                4.67%
-----------------------------------------------------------------------------------------------------------------------

LEHMAN BROTHERS 1-3 YEAR GOVERNMENT
INDEX                                     6/1/92                6.97%              5.96%                5.99%
-----------------------------------------------------------------------------------------------------------------------

**For the period January 1, 1999 through June 30, 1999, the aggregate (non-annualized) total return of the Fund was 0.72% versus ____% for the Lehman Brothers 1-3 Year Government Index.

RISK/RETURN SUMMARY AND FUND EXPENSES - BOND FUNDS

THE INTERMEDIATE TERM GOVERNMENT INCOME FUND
-------------------------------------------------------------------------------


INVESTMENT OBJECTIVES               A high level of current income. Total
                                    return, with certain parameters, is a
                                    secondary consideration.

PRINCIPAL INVESTMENT                The Fund normally invests at least 65% of
STRATEGIES                          its total assets in U.S. Government
                                    Securities. The Fund will normally have a dollar weighted average portfolio maturity of 3-10 years.

                                    While maturity and credit quality are the most important investment factors, the Fund also considers the following when making investment decisions:

                                    o     current yield and yield to maturity
                                    o     potential for capital gain

                                    The Fund may also invest a portion of its assets in domestic and foreign bank obligations, commercial paper, investment grade corporate debt securities, investment grade mortgage and asset-backed securities and other debt securities, including money market securities which are of comparable quality in the Adviser's opinion and interest rate futures contracts. There are no restrictions on the maturity of any individual investments of the Fund. The Adviser will sell securities based upon the Fund's current strategic outlook.

RISK/RETURN SUMMARY AND FUND EXPENSES - BOND FUNDS

-------------------------------------------------------------------------------

PERFORMANCE INFORMATION

The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year and as compared to a broad-based securities index. The Lehman Brothers Government/Corporate Index in the table below, is an unmanaged index comprised of U.S. Treasury issues, debt of U.S. Government agencies and corporate debt guaranteed by the U.S. Government.

PERFORMANCE BAR CHART AND TABLE YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31 FOR CLASS A SHARES
(Both the chart and the table assume reinvestment of dividends and distributions.)


                    (PERCENTAGE
                      CHANGE)

1993                  10.54%

1994                  -4.95%

1995                  16.77%

1996                   1.12%

1997                   8.97%

1998                   8.22%

Best  quarter:     2nd Qtr 1995   5.94%
Worst quarter:    1st  Qtr 1994  -3.31%


Past performance does not indicate how the Fund will perform in the future.


The returns for Class B Shares will be lower than the Class A Shares' returns shown in the bar chart because expenses of the classes differ.



AVERAGE ANNUAL TOTAL RETURNS (FOR THE PERIODS ENDING DECEMBER 31, 1998)


                                              Inception Date      Past Year        Past 5 Years         Since Inception
                                              --------------      ---------        ------------         ---------------
CLASS A SHARES
(with maximum 5.25% sales charge)             6/1/92              2.54%            4.62%                6.13%
------------------------------------------------------------------------------------------------------------------------------

CLASS B SHARES
(with applicable CDSC)                        6/1/92              3.01%            5.40%                6.96%
------------------------------------------------------------------------------------------------------------------------------

LEHMAN BROTHERS
GOVERNMENT/CORPORATE INDEX                    6/1/92              9.47%            7.30%                8.22%
------------------------------------------------------------------------------------------------------------------------------

**For the period January 1, 1999 through June 30, 1999, the aggregate (non-annualized) total return of the Fund was -3.49% versus ____% for the Lehman Brothers Government/Corporate Index.

RISK/RETURN SUMMARY AND FUND EXPENSES - BOND FUNDS

PRINCIPAL RISKS
-------------------------------------------------------------------------------

PRINCIPAL INVESTMENT RISKS -        Investing in the Bond Funds involves risks
ALL BOND FUNDS                      common to any investment in securities. By
                                    itself, no Fund constitutes a balanced
                                    investment program. An investment in a Bond
                                    Fund is not a bank deposit and is not
                                    insured or guaranteed by the Federal Deposit
                                    Insurance Corporation or any other
                                    government agency.

                                    The Bond Funds will invest primarily in
                                    fixed income securities, which present a lesser potential for capital appreciation than equity securities. There is no guarantee that the Funds will meet their goals. When you sell your shares in the Funds, they may be worth more or less than you paid for them. It is possible to lose money by investing in the Funds.


                                    INTEREST RATE RISK
                                    ------------------
                                    All bonds fluctuate in value as interest rates fluctuate. Generally, as interest rates rise, the value of a Fund's bond investments, and of its shares, will decline. If interest rates decline, the Fund's bond investments (and its share price) will increase in value. In general, the shorter the maturity of a bond, the lower the risk of price fluctuation and the lower the return.

                                    CREDIT RISK
                                    -----------
                                    To the extent the Bond Funds invest in
                                    non-U.S. government debt securities, they are subject to greater credit risk. Bonds are subject to the risk that the issuer may not make timely payments of principal and interest, or may default. This risk increases the lower the credit rating of an instrument or its issuer. Each Fund can acquire bonds that carry investment grade credit ratings, which are bonds rated by a Rating Agency in the four highest rating categories. Obligations rated in the fourth highest rating category are considered to have speculative characteristics.

                                    If an issuer of fixed income securities
                                    defaults on its obligations to pay interest and repay principal, or a bond's credit rating is downgraded, a Fund could lose money.

RISK/RETURN SUMMARY AND FUND EXPENSES - BOND FUNDS

-------------------------------------------------------------------------------

                                    Two other principal risks of fixed income
                                    (bond) investing are market risk and
                                    selection risk. Market risk means that the bond market in general has ups and downs, which may affect the performance of any individual fixed income security. Selection risk means that the particular bonds that are selected for a Fund may underperform the market or other funds with similar objectives.

ADDITIONAL PRINCIPAL                PREPAYMENT RISK
INVESTMENT RISKS                    ---------------

                                    A Fund's investments in mortgage-related securities are subject to the risk that the principal amount of the underlying mortgage may be repaid prior to the bond's maturity date. Such repayments are common when interest rates decline. When such a repayment occurs, no additional interest will be paid on the investment. Prepayment exposes a Fund to potentially lower return upon subsequent reinvestment of the principal.

                                    CALL RISK
                                    ---------
                                    Call risk is the chance that during periods of falling interest rates, a bond issuer will "call" - or repay - a high-yielding bond before its maturity date. Forced to reinvest the unanticipated proceeds lower interest rates, the Fund would experience a decline in income and the potential for taxable capital gains. Call risk is generally high for longer-term bonds.

                                    A full discussion of all permissible
                                    investments can be found in the SAI.

WHO MAY WANT TO INVEST?             Consider investing in a Bond Fund if you
                                    are:

                                    o  SEEKING TO ADD A MONTHLY INCOME COMPONENT
                                       TO YOUR PORTFOLIO
                                    o  SEEKING HIGHER POTENTIAL RETURNS THAN
                                       THOSE PROVIDED BY MONEY MARKET FUNDS
                                    o  WILLING TO ACCEPT THE RISKS OF PRICE AND
                                       DIVIDEND FLUCTUATIONS

                                    The Bond Funds will not be appropriate for anyone:
                                    o  SEEKING SAFETY OF PRINCIPAL

RISK/RETURN SUMMARY AND FUND EXPENSES - BOND FUNDS

FEES AND EXPENSES
-------------------------------------------------------------------------------

This table describes the fees and expenses that you may pay if you buy and hold shares of the Bond Funds.

                                                                     FEE TABLE
                                                                     ---------

                                          The Short Term       The Intermediate Term
                                      Government Income Fund   Government Income Fund

                                             A SHARES           A SHARES     B SHARES
------------------------------------ ------------------------ ------------ -------------
SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM YOUR
INVESTMENT)

Maximum Sales Charge (Load)                    3.00%              5.25%        0.00%
  Imposed on Purchases(1)

Maximum Deferred Sales                         0.00%              0.00%        5.00%
  Charge (Load)(2)

ANNUAL FUND OPERATING EXPENSES
(EXPENSE THAT ARE DEDUCTED FROM
FUND ASSETS)

Management fees                                0.40%              0.50%        0.50%

Distribution (12b-1) fees                      0.35%(3)           0.35%(3)     1.00%

Service Organization fees(3)                   0.35%              0.35%        0.35%

Other expenses                                 0.29%              0.34%        0.34%

TOTAL ANNUAL FUND
OPERATING  EXPENSES                            1.39%              1.54%        2.19%

FEE WAIVER                                     0.45%              0.45%(3)     0.35%

NET ANNUAL FUND
  OPERATING EXPENSES                           1.04%(3)           1.09%(3)     1.84%

-------------------------------------
1 Lower sales charges are available depending upon the amount invested. For investments of more than $1 million, no sales charges apply; however, a contingent deferred sales charge ("CDSC") is applicable to redemptions within 12 months of purchase. See "Distribution Arrangements."

2 A CDSC on Class B shares declines over five years starting with year one and ending in year seven from: 5%,4%, 3%, 3%, 2%, 1%, 1%.

3 The Fund's Distributor has contractually agreed to waive a portion of the service organization fees and 12b-1 fees at least until May 31, 2000. As a result, the 12b-1 fees would be 0.25% and service organization fees would be 0.00%. You will be notified if this waiver is discontinued after that date.

EXAMPLE: This Example is intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds. The Example assumes:

o   $10,000 investment
o   5% annual return
o   redemption at the end of each period
o no changes in the Fund's operating expenses, except for the expiration of the current contractual fee waivers on May 31, 2000

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

                           THE SHORT TERM GOVERNMENT      THE INTERMEDIATE TERM GOVERNMENT
                                  INCOME FUND                       INCOME FUND

                                                                                  B Shares
                                    A Shares            A Shares    B Shares    without CDSC
------------------------- --------------------------- ------------ ---------- ---------------
One Year
 After Purchase                     $  393              $  630      $  687        $  187
Three Years
 After Purchase                     $  664              $  925      $  953        $  653
Five Years
 After Purchase                     $  958              $1,243      $1,349        $1,149
Ten Years
 After Purchase                     $1,802              $2,154      $2,534        $2,534

RISK/RETURN SUMMARY AND FUND EXPENSES - EQUITY FUNDS

THE SMALL CAP EQUITY FUND
-------------------------------------------------------------------------------

INVESTMENT OBJECTIVE                Long-term capital appreciation.

PRINCIPAL INVESTMENT                The Fund normally invests at least 65% of
STRATEGIES                          its total assets in a broadly diversified
                                    portfolio of common stocks of small
                                    capitalized companies representing the major economic sectors comprising the Standard and Poor's SmallCap 600 Index at the time of purchase. The Fund's Adviser selects stocks that it believes have attractive valuation, are undergoing positive change and are fundamentally strong. As of June 30, 1999, the companies in the S&P 600 SmallCap Index had a market capitalization of up to approximately $____ billion. The Adviser will rely extensively upon computer models developed by it for stock selection. This disciplined approach, which is based on input of company fundamentals, allows the model to rank the companies in the S&P
                                    SmallCap 600 Index in order of
                                    attractiveness. It is anticipated that in order to maintain economic sector weightings comparable to that of the Index, the Fund, depending on asset size, will contain anywhere from approximately 40 to 200 of the most attractive companies ranked by the model. The Adviser may also rely upon other factors, both qualitative and quantitative, in determining the composition of the Fund.

                                    Factors considered by the Adviser when
                                    selecting the most attractive stocks include the following: (1) company profitability;
                                    (2) earnings volatility; (3) relative
                                    valuation and earnings momentum; (4)
                                    composite rank; (5) dividend yield; and (6) proprietary analysis of earnings momentum and valuation.

                                    The common shares of small capitalization companies often pay no dividends, thus current income is not a significant factor in the selection of stocks. The Adviser will select portfolio securities based on characteristics such as the financial strength and profitability of the company, the expertise of management and the growth potential of the company.

                                    The Adviser will consider selling securities if the issuer's market capitalization increases to the point that it is no longer included in the S&P 600 SmallCap Index.

                                    The Fund may also invest, under normal
                                    conditions, up to 35% of its total assets in equity securities and equivalents of larger capitalization companies, preferred stock, foreign securities/American Depository
                                    Receipts ("ADRs"), investment grade debt securities, convertible securities, warrants, money market instruments and stock or index options and futures contracts.

                                    The Fund may invest temporarily for
                                    defensive purposes up to 100% of its total assets in non-equity securities, money market instruments and in the equity securities of larger capitalized companies.

RISK/RETURN SUMMARY AND FUND EXPENSES - EQUITY FUNDS

-------------------------------------------------------------------------------

PERFORMANCE INFORMATION

The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance of its first full year of operation and as compared to a broad-based securities index. The Standard and Poor's SmallCap 600 Index in the table below is an unmanaged index of 600 selected common stocks, most of which are listed on the New York Stock Exchange.

PERFORMANCE BAR CHART AND TABLE YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31 FOR CLASS A SHARES
(Both the chart and the table assume reinvestment of dividends and distributions.)


                    (PERCENTAGE
                      CHANGE)

1998                   -3.94%

Best quarter:   4th Qtr 1998   14.97%
Worst quarter:  3rd Qtr 1998  -21.86%

Past performance does not indicate how the Fund will perform in the future.

The returns for Class B Shares will be lower than the Class A Shares' returns shown in the bar chart because expenses of the classes differ.


AVERAGE ANNUAL TOTAL RETURNS (FOR THE PERIODS ENDING DECEMBER 31, 1998)

                                              Inception Date      Past Year        Past 5 Years      Since Inception
                                              --------------      ---------        ------------      ---------------

CLASS A SHARES
(with maximum 5.25% sales charge)             10/1/97             -8.96%           N/A               -12.92%
-----------------------------------------------------------------------------------------------------------------------------

CLASS B SHARES
(with applicable CDSC)                        10/1/97             -8.80%           N/A               -12.08%
-----------------------------------------------------------------------------------------------------------------------------

S&P SMALLCAP 600 INDEX                        10/1/91             -1.31%           N/A               15.49%
-----------------------------------------------------------------------------------------------------------------------------


**For the period January 1, 1999 through June 30, 1999, the aggregate (non-annualized) total return of the Fund was -2.16% versus ____% for the S&P SmallCap 600 Index.

RISK/RETURN SUMMARY AND FUND EXPENSES - EQUITY FUNDS

THE MID-CAP EQUITY FUND
-------------------------------------------------------------------------------

INVESTMENT OBJECTIVE                Growth of capital by attempting to
                                    outperform the S&P MidCap Index.

PRINCIPAL INVESTMENT STRATEGIES     The Fund normally invests at least 65% of
                                    its total assets in common stocks of
                                    mid-sized companies (those with market
                                    capitalizations ranging from $200 million to $5.2 billion at the time of purchase) including common stocks listed on the S&P
                                    MidCap Index. The Fund's Adviser selects stocks that have attractive valuation, the potential for future earnings growth and in the Adviser's opinion, are likely to outperform the S&P MidCap Index. The S&P
                                    MidCap Index contains 400 domestic stocks with market capitalization ranging from $200 million to $5.2 billion. The median market capitalization is about $600 million.

                                    The Adviser will rely extensively upon
                                    computer models developed by it for stock selection. The disciplined approach which is based on input of the Fund's companies' fundamentals allows it to rank the 400 stocks in the S&P MidCap Index in order of attractiveness. The Fund, depending on the size, will contain anywhere from approximately 40 to 120 of the most attractive stocks ranked by the model. The Adviser may also rely upon other factors both fundamental and non-fundamental in determining the composition of the Fund.

                                    Factors considered by the Adviser when
                                    selecting the most attractive stocks include the following: (1) company profitability;
                                    (2) dividend yield; (3) earnings volatility;
                                    (4) proprietary valuation model; (5)
                                    proprietary analysis of earnings momentum;
                                    (6) relative valuation and relative earnings momentum; and (7) composite rank. The Adviser will consider selling those securities which no longer meet the Fund's criteria for market capitalization.

                                    The Fund may also invest, under normal
                                    market conditions, up to 35% of its total assets, in preferred stock, warrants, foreign securities/ADRs, equity securities of larger capitalized companies, investment grade debt securities, convertible securities, money market instruments and stock or index options and futures contracts.

                                    The Fund may invest temporarily for
                                    defensive purposes up to 100% of its total assets in non-equity securities, money market instruments and in the equity securities of larger capitalized companies.

RISK/RETURN SUMMARY AND FUND EXPENSES - EQUITY FUNDS

-------------------------------------------------------------------------------

PERFORMANCE INFORMATION

The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year and as compared to a broad-based securities index. The S&P MidCap Index in the table below is an unmanaged index of 400 selected common stocks of mid sized companies.

PERFORMANCE BAR CHART AND TABLE YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31 FOR CLASS A SHARES
(Both the chart and the table assume reinvestment of dividends and distributions.)


                    (PERCENTAGE
                      CHANGE)

1995                  38.66%

1996                  26.69%

1997                  31.45%

1998                   5.40%

Best quarter:    4th Qtr 1998   19.42%
Worst quarter:   3rd Qtr 1998  -15.51%

Past performance does not indicate how the Fund will perform in the future.

The returns for Class B Shares will be lower than the Class A Shares' returns shown in the bar chart because expenses of the classes differ.

AVERAGE ANNUAL TOTAL RETURNS (FOR THE PERIODS ENDING DECEMBER 31, 1998)

                                              Inception Date       Past Year        Since Inception
                                              --------------       ---------        ---------------
CLASS A SHARES
(with maximum 5.25% sales charge)             2/24/94              -0.12%           17.51%
----------------------------------------------------------------------------------------------------------

CLASS B SHARES
(with applicable CDSC)                        2/24/94               0.21%           18.54%
----------------------------------------------------------------------------------------------------------

S&P MID CAP INDEX                             2/24/94              19.12%           18.44%
----------------------------------------------------------------------------------------------------------

**For the period January 1, 1999 through June 30, 1999, the aggregate (non-annualized) total return of the Fund was 4.36% versus ____% for the S&P MidCap Index.

RISK/RETURN SUMMARY AND FUND EXPENSES - EQUITY FUNDS

THE LARGE CAP EQUITY FUND
-------------------------------------------------------------------------------

INVESTMENT OBJECTIVES               Long-term capital appreciation. Income
                                    generation is a secondary consideration.

PRINCIPAL INVESTMENT STRATEGIES     The Fund normally invests at least 65% of
                                    its total assets in common stocks of large, well-established U.S. companies with market capitalization exceeding $1 billion at the time of purchase. The Fund's Adviser focuses on stocks that it believes are undervalued in terms of price or other financial measurements. In particular, the Adviser selects companies for investment using both quantitative and qualitative analysis to identify those issuers that, in the Adviser's opinion, exhibit above average earnings growth and are attractively valued utilizing a multi-factor model. The quantitative multi-factor approach analyzes companies in six broad categories of relative valuation. These categories are measures of (1) value; (2) yield; (3) price and earnings momentum; (4) historical and projected earnings growth, (5) price and earnings risk, and (6) liquidity. The Fund may also purchase dividend paying stocks of particular issuers when the issuer's dividend record may, in the Adviser's opinion, have a favorable influence on the securities' market value. Although the Fund anticipates it will invest primarily in companies found in the S&P 500(R)Index, it may also invest in smaller capitalization companies. The Adviser will consider selling securities which no longer meet the Fund's criteria for investing.

                                    The Fund may also invest, under normal
                                    market conditions, up to 35% of its total assets in foreign securities/ADRs, preferred stock, investment grade debt securities, warrants, convertible securities, money market instruments and stock futures contracts.

                                    The Fund may invest temporarily for
                                    defensive purposes up to 100% of its total assets in debt securities rated A or better by a Rating Agency, bank obligations and money market instruments.

RISK/RETURN SUMMARY AND FUND EXPENSES - EQUITY FUNDS

-------------------------------------------------------------------------------

PERFORMANCE INFORMATION

The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year and as compared to a broad-based securities index. The S&P 500(R) Index, in the table below, is an unmanaged index of common stocks representative of the large company sector of the equity market.

PERFORMANCE BAR CHART AND TABLE YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31 FOR CLASS A SHARES
(Both the chart and the table assume reinvestment of dividends and distributions.)


                    (PERCENTAGE
                      CHANGE)

1993                  11.75%

1994                  -4.01%

1995                  35.68%

1996                  23.49%

1997                  32.67%

1998                  28.45%

Best quarter:   4th Qtr 1998  20.56%
Worst quarter:  3rd Qtr 1998 -10.53%


Past performance does not indicate how the Fund will perform in the future.

The returns for Class B Shares will be lower than the Class A Shares' returns shown in the bar chart because expenses of the classes differ.

AVERAGE ANNUAL TOTAL RETURNS (FOR THE PERIODS ENDING DECEMBER 31, 1998)

                                               Inception Date      Past Year       Past 5 Years            Since Inception
                                               --------------      ---------       ------------            ---------------
CLASS A SHARES
(with maximum 5.25% sales charge)              6/1/92              21.70%          21.04%                  19.11%
----------------------------------------------------------------------------------------------------------------------------

CLASS B SHARES
(with applicable CDSC)                         6/1/92              23.28%          22.13%                  20.06%
----------------------------------------------------------------------------------------------------------------------------

S&P 500(R) INDEX                               6/1/92              28.58%          24.06%                  20.70%
----------------------------------------------------------------------------------------------------------------------------


**For the period January 1, 1999 through June 30, 1999, the aggregate (non-annualized) total return of the Fund was 9.89% versus ____% for the S&P 500(R) Index.

RISK/RETURN SUMMARY AND FUND EXPENSES - EQUITY FUNDS

PRINCIPAL RISKS
-------------------------------------------------------------------------------

PRINCIPAL INVESTMENT RISKS -        Investing in the Equity Funds involves risks
ALL EQUITY FUNDS                    common to any investment in securities. By
                                    itself, no Fund constitutes a balanced
                                    investment program.

                                    An investment in an Equity Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                                    The Equity Funds will invest principally in common stocks, which have historically presented greater potential for capital appreciation than fixed income securities, but do not provide the same protection of capital or assurance of income. There is no guarantee that the Funds will meet their goals. When you sell your shares in the Funds, they may be worth more or less than you paid for them. It is possible to lose money by investing in the Funds.

                                    Two principal risks of equity investing are market risk and selection risk. Market risk means that the stock market in general has ups and downs, which may affect the performance of any individual stock. Selection risk means that the particular stocks that are selected for a Fund may underperform the market or other funds with similar objectives.

ADDITIONAL PRINCIPAL                CAPITALIZATION RISK
INVESTMENT RISKS                    While stocks of smaller companies can
                                    provide greater growth potential and
                                    potentially higher returns, they carry
                                    higher risks than those of larger companies.
                                    They may trade infrequently or in lower
                                    volumes, making it difficult for a Fund to sell its shares at the price it wants.
                                    Smaller companies may be more sensitive to changes in the economy overall.
                                    Historically, small company stocks have been more volatile than those of larger companies. As a result, the Small Cap Equity
                                    Fund's net asset value may be subject to rapid and substantial changes. The Mid Cap
                                    Equity Fund is also subject to the same
                                    risk.

RISK/RETURN SUMMARY AND FUND EXPENSES

-------------------------------------------------------------------------------

                                    FOREIGN INVESTMENT RISK
                                    -----------------------
                                    Overseas investing carries potential risks not associated with domestic investments. Such risks include, but are not limited to:
                                    (1) currency exchange rate fluctuations, including adverse effects due to the euro conversion (2) political and financial instability, (3) less liquidity and greater volatility of foreign investments, (4) lack of uniform accounting, auditing and financial reporting standards, (5) less government regulation and supervision of foreign stock exchanges, brokers and listed companies, (6) increased price volatility,
                                    (7) delays in transaction settlement in some foreign markets, and (8) adverse impact of the euro conversion on the business or financial condition of companies in which the Fund is invested.


                                    A full discussion of all permissible
                                    investments can be found in the SAI.

WHO MAY WANT TO INVEST?             Consider investing in an Equity Fund if you
                                    are:
                                    o     PURSUING A LONG-TERM GOAL SUCH AS
                                          RETIREMENT
                                    o     SEEKING TO ADD A GROWTH COMPONENT TO
                                          YOUR PORTFOLIO
                                    o     WILLING TO ACCEPT HIGHER RISKS OF
                                          INVESTING IN THE STOCK MARKET IN
                                          EXCHANGE FOR POTENTIALLY HIGHER
                                          LONG-TERM RETURNS

                                    The Equity Funds will not be appropriate for anyone:
                                    o     SEEKING MONTHLY INCOME
                                    o     PURSUING A SHORT-TERM GOAL OR
                                          INVESTING EMERGENCY RESERVES
                                    o     SEEKING SAFETY OF PRINCIPAL

RISK/RETURN SUMMARY AND FUND EXPENSES - EQUITY FUNDS

FEES AND EXPENSES
-------------------------------------------------------------------------------

This table describes the fees and expenses that you may pay if you buy and hold shares of the Equity Funds.


                                                                       FEE TABLE
                                                                       ---------

                                            The Small Cap             The Mid Cap              The Large Cap
                                             Equity Fund              Equity Fund               Equity Fund

                                        A SHARES     B SHARES     A SHARES    B SHARES     A SHARES      B SHARES
                                      ------------ ------------ ------------ ----------- ------------- ------------
SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM YOUR
INVESTMENT)

Maximum Sales Charge (Load)               5.25%        0.00%        5.25%       0.00%        5.25%         0.00%
  Imposed on Purchases(1)

Maximum Deferred Sales                    0.00%        5.00%        0.00%       5.00%        0.00%         5.00%
  Charge (Load)(2)

ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM
FUND ASSETS)

Management fees                           1.00%(3)     1.00%        0.75%       0.75%        0.60%         0.60%

Distribution [and/or Service]             0.35%(3)     1.00%        0.35%(3)    1.00%        0.35%(3)      1.00%
(12b-1) fees

Service Organization Fees (3)             0.35%        0.35%        0.35%       0.35%        0.35%         0.35%

Other expenses                            0.40%        0.40%        0.34%       0.34%        0.30%         0.30%

TOTAL ANNUAL FUND
OPERATING EXPENSES                        2.10%        2.75%        1.79%       2.44%        1.60%         2.25%

FEE WAIVER                                0.65%(3)     0.55%        0.45%(3)    0.35%        0.45%(3)      0.35%

NET ANNUAL FUND
  OPERATING EXPENSES                      1.45%        2.20%        1.34%       2.09%        1.15%         1.90%

------------------------------
1 Lower sales charges are available depending upon the amount invested. For investments of more than $1 million, no sales charges apply; however, a contingent deferred sales charge ("CDSC") is applicable to redemptions within 12 months of purchase. See "Distribution Arrangements."

2 A CDSC on Class B shares declines over five years starting with year one and ending in year seven from: 5%, 4%, 3%, 3%, 2%, 1%.

3 The Fund's Adviser and Distributor have contractually agreed to waive a portion of the advisory fee of the Small Cap Equity Fund and for the Equity Funds, the service organization fees and the 12b-1 fees at least until May 31, 2000. As a result, the Small Cap Equity Fund's Management Fees would be 0.80%. For the Equity Funds, service organization fees would be 0.0% and the 12b-1 fees would be 0.25%. You will be notified if the waivers are discontinued after that date.

EXAMPLE: THIS EXAMPLE IS INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE FUNDS WITH THE COST OF INVESTING IN OTHER MUTUAL FUNDS. THE EXAMPLE ASSUMES:
o        $10,000 INVESTMENT
o        5% ANNUAL RETURN
o        REDEMPTION AT THE END OF EACH PERIOD
o NO CHANGES IN THE FUND'S OPERATING EXPENSES, EXCEPT FOR THE EXPIRATION OF THE CURRENT CONTRACTUAL FEE WAIVERS ON MAY 31, 2000


Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

                                SMALL CAP                         MID CAP                           LARGE CAP
                               EQUITY FUND                      EQUITY FUND                        EQUITY FUND
                                         B Shares                           B Shares                          B Shares
                                          without                            without                            without
                    A Shares  B Shares    CDSC       A Shares   B Shares     CDSC       A Shares    B Shares     CDSC
------------------------------------------------------------------------------------------------------------- -----------
One Year
 After Purchase     $  665    $  723     $  223      $  654     $  712      $  212      $  636      $  693      $  193
Three Years
 After Purchase     $1,071    $1,104     $  804      $  999     $1,064      $  729      $  943      $  971      $  671
Five Years
 After Purchase     $1,507    $1,169     $1,419      $1,368     $1,512      $1,276      $1,273      $1,380      $1,180
Ten Years
 After Purchase     $2,740    $3,112     $3,112      $2,418     $2,826      $2,791      $2,218      $2,596      $2,596

ADDITIONAL INFORMATION

INVESTING FOR DEFENSIVE PURPOSES    When the Adviser determines that market
                                    conditions are appropriate, each of the
                                    Equity and Bond Funds may, for temporary defensive purposes, hold investments that are not part of its main investment strategy to try to avoid losses during unfavorable market conditions. These investments may include uninvested cash. Each of the Funds may invest up to 100% of its total assets in money market instruments including short-term U.S. Government Securities, bank obligations and commercial paper. If a Fund is investing defensively, it will not be pursuing its investment objective.

PORTFOLIO TURNOVER                  The portfolio turnover rate for each Fund is
                                    included in the Financial Highlights section of this Prospectus. The Funds are actively managed and, in some cases in response to market conditions, a Fund's portfolio turnover may exceed 100%. A higher rate of portfolio turnover increases brokerage and other expenses, which must be borne by the Fund and its shareholders and may adversely affect the Fund's performance. High portfolio turnover also may result in the realization of substantial net short-term capital gains, which are taxable when distributed to shareholders.

YEAR 2000 AND THE                   Like other funds and business organizations
PERFORMANCE FUNDS                   around the world, the Funds could be
                                    adversely affected if the computer systems used by the Adviser and the Funds' other service providers do not properly process dates beyond December 31, 1999. In addition, year 2000 issues may adversely affect companies in which the Funds invest where, for example, such companies incur substantial costs to address year 2000 issues or suffer losses caused by the failure to do so in an adequate or timely manner.

                                    The Funds have been assured that the Adviser and other service providers have developed and are implementing clearly defined and documented plans intended to minimize risks to services critical to the Funds' operations associated with year 2000 issues. Internal efforts include a commitment to dedicate adequate staff and funding to identify and remedy year 2000 issues, and specific actions such as inventorying software systems, determining inventory items that may not function properly after December 31, 1999, reprogramming or replacing such systems, and retesting for year 2000 readiness. The Adviser and the Funds' service providers are likewise seeking assurances from their respective vendors and suppliers that such entities are addressing any year 2000 issues, and each provider intends to engage, where appropriate, in private and/or industry interface testing of systems for year 2000 readiness.

                                    In the event that any systems upon which the Funds are dependent are not year 2000 ready by December 31, 1999, administrative errors and account maintenance failures would likely occur.

                                    While the ultimate costs or consequences of incomplete or untimely resolution of year 2000 issues by the Adviser or the Funds' service providers cannot be accurately assessed at this time, the Funds currently have no reason to believe that the year 2000 plans of the Adviser and the Funds' service providers will not be completed by

                                    December 31, 1999, or that the anticipated costs associated with full implementation of their plans will have a material adverse impact on either their business operations or financial conditions or those of the Funds. The Funds and the Adviser will continue to closely monitor developments relating to this issue, including development by the Adviser and the Funds' service providers of contingency plans for providing back-up computer services in the event of a systems failure or the inability of any provider to achieve year 2000 readiness. Separately, the Adviser will monitor potential investment risk related to year 2000 issues.


FUND MANAGEMENT

INVESTMENT ADVISER
-------------------------------------------------------------------------------

Trustmark National Bank, 248 East Capital Street, Jackson, Mississippi 39201, serves as investment adviser to the Funds. Trustmark manages the investment and reinvestment of the assets of each Fund and continuously review, supervises and administers the Funds' investments. Trustmark is responsible for placing orders for the purchase and sale of the Funds' investments directly with brokers and dealers selected by it in its discretion.

Trustmark's Financial Services Group, has assets in excess of $1.6 billion under management in addition to the Trust's Funds. It was founded in 1890 and is the second largest commercial bank headquartered in Mississippi. Trustmark has been managing trust monies for over 40 years. Shares of the Funds are not guaranteed by Trustmark, its parent or affiliates, nor are they insured by the FDIC.

For these advisory services, the Funds paid fees as follows during the fiscal year ended May 31, 1999:


----------------------------------------------------------------------------------- ------------------------
                                                                                     As a percentage of
                                                                                     average net assets
                                                                                        as of 5/31/99
----------------------------------------------------------------------------------- ------------------------
The Money Market Fund                                                                       0.15%*
----------------------------------------------------------------------------------- ------------------------
The Short Term Government Income Fund                                                       0.40%
----------------------------------------------------------------------------------- ------------------------
The Intermediate Term Government Income Fund                                                0.45%*
----------------------------------------------------------------------------------- ------------------------
The Small Cap Equity Fund                                                                   1.00%
----------------------------------------------------------------------------------- ------------------------
The Mid Cap Equity Fund                                                                     0.75%
----------------------------------------------------------------------------------- ------------------------
The Large Cap Equity Fund                                                                   0.60%
----------------------------------------------------------------------------------- ------------------------

*Trustmark National Bank waived a portion of its contractual fees for these Funds for the most recent fiscal year. Contractual fees (without waivers) are 0.30% for the Money Market Fund and 0.50% for the Intermediate Term Government Income Fund.

FUND MANAGEMENT

PERFORMANCE PORTFOLIO MANAGERS
-------------------------------------------------------------------------------
Trustmark has an investment management staff of highly trained professionals who manage the assets of each Fund.

Kelly Collins is the Portfolio Manager responsible for the day-to-day management of the Money Market Fund's portfolio. Mr. Collins has been with Trustmark since 1991.

Jonathan Rogers, CFA, Vice President and Portfolio Manager at Trustmark National Bank since 1985, is responsible for the day-to-day management of the Short Term Government Income Fund's portfolio.

Robert H. Spaulding is responsible for the day-to-day management of the Intermediate Term Government Income Fund's portfolio. Mr. Spaulding, a Vice President, has 20 years of trust experience with Trustmark.

Douglas P. Muenzenmay, who joined Trustmark in 1997, is responsible for the day-to-day management of the Small Cap Equity Fund with Douglas H. Ralston, CFA, acting as Associate Manager. Mr. Muenzenmay was previously employed by Brenton Bank, Inc. as an equity fund portfolio manager.

Douglas H. Ralston, CFA, is responsible for the day-to-day management of the Mid Cap Equity Fund. He is also responsible for the day-to-day management of the Small Cap Equity Fund with Douglas P. Muenzenmay acting as Associate Manager. Mr. Ralston serves as Vice President and Trust Officer with over 12 years' investment experience. Mr. Ralston joined Trustmark in 1991. Prior to joining Trustmark, Mr. Ralston was employed by Third National Bank of Nashville.

Charles Windham, Jr., a Vice President of Trustmark since 1970, is responsible for the day-to day management of the Large Cap Equity Fund's portfolio.

Zach Wasson, CFA and Senior Vice President of Trustmark, serves as Chief Investment Officer and has overall supervisory responsibility. Mr. Wasson joined Trustmark in 1990 and has over 20 years of bank and investment experience.


DISTRIBUTOR AND ADMINISTRATOR
-------------------------------------------------------------------------------

BISYS Fund Services ("BISYS") provides management and administrative services to the Funds, including providing office space, equipment and clerical personnel to the Funds and supervising custodial, auditing, valuation, bookkeeping and legal services. BISYS Fund Services, Inc., an affiliate of BISYS, acts as the fund accountant, transfer agent and dividend paying agent of the Funds. BISYS and BISYS Fund Services, Inc. are each located at 3435 Stelzer Road, Columbus, Ohio 43219.

Performance Funds Distributor, Inc. 3435 Stelzer Road, Columbus, Ohio 43219 acts as the Funds' distributor. The Distributor is an affiliate of BISYS and was formed specifically to distribute the Funds.

SHAREHOLDER INFORMATION

PRICING OF FUND SHARES
-------------------------------------------------------------------------------

HOW NAV IS CALCULATED

The NAV is calculated by adding the total value of the Fund's investments and other assets, subtracting its liabilities and then dividing that figure by the number of outstanding shares of the Fund:



                                      NAV =

                           TOTAL ASSETS - LIABILITIES
                           --------------------------
                                Number of Shares
                                   Outstanding


1. NAV is calculated separately for Class A and the Class B shares.

2. You can find most Funds' NAV daily in the Wall Street Journal and in other newspapers.

MONEY MARKET FUND

The Money Market Fund's net asset value, or NAV, is expected to be constant at $1.00 per share, although its value is not guaranteed. The NAV is determined at 12 noon Eastern time on days the New York Stock Exchange is open. The Money Market Fund values its securities at their amortized cost. The amortized cost method involves valuing a portfolio security initially at its cost on the date of the purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and initial cost.

OTHER FUNDS

The per share NAV for each non-Money Market Fund is determined and its shares are priced at the close of regular trading on the New York Stock Exchange, normally at 4:00 p.m. Eastern time, on days the Exchange is open.

Your order for purchase, sale or exchange of shares is priced at the next NAV calculated after your order is received in good order by the Fund on any day that both the New York Stock Exchange and the Funds' custodian are open for business. For example: If you properly place a purchase order to buy shares of the Intermediate Term Government Income Fund, it must be received by 4:00 p.m. Eastern time in order to receive the NAV calculated at 4:00 p.m. If your order is received after 4:00 p.m. Eastern time, you will receive the NAV calculated on the next day at 4:00 p.m. Eastern time.

The non-Money Market Funds' securities, other than short-term debt obligations, are generally valued at current market prices unless market quotations are not available, in which case securities will be valued by a method that the Board of Trustees believes accurately reflects fair value. Debt obligations with remaining maturities of 60 days or less are valued at amortized cost or based on their acquisition cost.

SHAREHOLDER INFORMATION

PURCHASING AND SELLING YOUR INVESTMENT SHARES
-------------------------------------------------------------------------------

You may purchase shares of the Funds through the Performance Funds Distributor or through banks, brokers and other investment representatives, which may charge additional fees and may require higher minimum investments or impose other limitations on buying and selling shares. If you purchase shares through an investment representative, that party is responsible for transmitting orders by close of business and may have an earlier cut-off time for purchase and sale requests. Consult your investment representative or institution for specific information.


PURCHASING AND ADDING TO YOUR SHARES

ACCOUNT TYPE                 MINIMUM            MINIMUM SUBSEQUENT
                             INITIAL                INVESTMENT
CLASS A OR B               INVESTMENT
Regular                                             $   100
(non-retirement)           $  1,000
--------------------------------------------------------------
Retirement (IRA)           $    250                 $    50
--------------------------------------------------------------
Automatic
Investment Plan            $     25                 $    25
--------------------------------------------------------------


All purchases must be in U.S. dollars. A fee will be charged for any checks that do not clear. Third-party checks are not accepted.

A Fund may waive its minimum purchase requirement and the Distributor may reject a purchase order if it considers it in the best interest of the Fund and its shareholders



-------------------------------------------------------------------------------
AVOID 31% TAX WITHHOLDING

Each Fund is required to withhold 31% of taxable dividends, capital gains distributions and redemptions paid to shareholders who have not provided the Fund with their certified taxpayer identification number in compliance with IRS rules. To avoid this, make sure you provide your correct Tax Identification Number (Social Security Number for most investors) on your account application.
-------------------------------------------------------------------------------

SHAREHOLDER INFORMATION

-------------------------------------------------------------------------------

INSTRUCTIONS FOR OPENING OR ADDING TO AN ACCOUNT

BY MAIL

If purchasing through your financial advisor or brokerage account, simply tell your advisor or broker that you wish to purchase shares of the Funds and he or she will take care of the necessary documentation. For all other purchases, follow the instructions below.

All investments made by regular mail or express delivery, whether initial or subsequent, should be sent:

              BY REGULAR MAIL:                    BY EXPRESS MAIL:
              Performance Funds Trust             Performance Funds Trust
              P.O. Box 182484                     3435 Stelzer Road
              Columbus, OH 43218-2484             Columbus, OH 43219

For Initial Investment:

1. Carefully read and complete the application. Establishing your account privileges now saves you the inconvenience of having to add them later.

2. Make check, bank draft or money order payable to "Performance Funds Trust" and include the name of the appropriate Fund(s) on the check.

3.   Mail or deliver application and payment to address above.

For Subsequent Investment:

1. Use the investment slip attached to your account statement. Or, if unavailable, provide the following information:
     o   Fund name
     o   Share class
     o   Amount invested
     o   Account name and account number

2. Make check, bank draft or money order payable to "Performance Funds Trust" and include your account number on the check.

3.   Mail or deliver investment slip and payment to the address above.

ELECTRONIC PURCHASES

Your bank must participate in the Automated Clearing House (ACH) and must be a
U. S. Bank. Your bank or broker may charge for this service.

Establish the electronic purchase option on your account application or call 1-800-737-3676. Your account can generally be set up for electronic purchases within 15 days.

Call 1-800-737-3676 to arrange a transfer from your bank account.

SHAREHOLDER INFORMATION

-------------------------------------------------------------------------------

                           ELECTRONIC VS. WIRE TRANSFER

                           Wire transfers allow financial institutions to send funds to each other, almost instantaneously. With an electronic purchase or sale, the transaction is made through the Automated Clearing House (ACH) and may take up to eight days to clear. There is generally no fee for ACH transactions.
                           -----------------------------------------------------



BY WIRE TRANSFER

Call 1-800-737-3676 to obtain a new account number and instructions for sending your application, and for instructing your bank to wire transfer your investment.

NOTE: YOUR BANK MAY CHARGE A WIRE TRANSFER FEE.

-------------------------------------------------------------------------------
You can add to your account by using the convenient options described below. The Fund reserves the right to change or eliminate these privileges at any time with 60 days notice.
-------------------------------------------------------------------------------

SHAREHOLDER INFORMATION

-------------------------------------------------------------------------------


AUTOMATIC INVESTMENT PROGRAM

You can make automatic investments in the Funds from your bank account. Automatic investments can be as little as $25; no investment is required to establish an automatic investment account.

To invest regularly from your bank account:

    o Complete the Automatic Investment Plan portion on your Account Application.
         Make sure you note:
         o     Your bank name, address and account number
         o     The amount you wish to invest automatically (minimum $25)
         o     How often you want to invest (every month or 4 times a year)
    o    Attach a voided personal check.




PAYROLL DIRECT DEPOSIT

You may set up a payroll direct deposit arrangement through your employer or retirement benefit source. You may make periodic investments of at least $20 per pay period.

To invest regularly from your paycheck or government check: Call 1-800-737-3676 for an enrollment form.
-------------------------------------------------------------------------------


-------------------------------------------------------------------------------
Dividends and Distributions
---------------------------

All dividends and distributions will be automatically reinvested unless you request otherwise. There are no sales charges for reinvested distributions. Dividends are higher for Class A shares than for Class B shares, because Class A shares have lower distribution expenses. Capital gains are distributed at least annually.

DISTRIBUTIONS ARE MADE ON A PER SHARE BASIS REGARDLESS OF HOW LONG YOU'VE OWNED YOUR SHARES. THEREFORE, IF YOU INVEST SHORTLY BEFORE THE DISTRIBUTION DATE, SOME OF YOUR INVESTMENT WILL BE RETURNED TO YOU IN THE FORM OF A DISTRIBUTION.


-------------------------------------------------------------------------------

SHAREHOLDER INFORMATION

SELLING YOUR SHARES
-------------------------------------------------------------------------------

You may sell your shares at any time. Your sales price will be the next NAV after your sell order is received in good order by the Fund, its transfer agent, or your investment representative. Normally you will receive your proceeds within a week after your request is received. See section on "General Policies on Selling Shares" below.




WITHDRAWING MONEY FROM YOUR FUND INVESTMENT
As a mutual fund shareholder, you are technically selling shares when you request a withdrawal in cash. This is also known as redeeming shares or a redemption of shares.

--------------------------------------------------------------------------------

CONTINGENT DEFERRED SALES CHARGE
When you sell Class B shares, you will be charged a fee for any shares that have not been held for a sufficient length of time. These fees will be deducted from the money paid to you. See the section on "Distribution Arrangements/Sales Charges" below for details.

--------------------------------------------------------------------------------

INSTRUCTIONS FOR SELLING SHARES
If selling your shares through your financial adviser or broker, ask him or her for redemption procedures. Your adviser and/or broker may have transaction minimums and/or transaction times which will affect your redemption. For all other sales transactions, follow the instructions below.

By telephone (unless you have declined telephone sales privileges)

1. Call 1-800-737-3676 with instructions as to how you wish to receive your funds (mail, wire, electronic transfer). (See "General Policies on Selling Shares--Verifying Telephone Redemptions" below)

By mail
(See "General Policies on Selling Shares - Redemptions in Writing Required" below)


1. Call 1-800-737-3676 to request redemption forms or write a letter of instruction indicating:
o your Fund and account number
o amount you wish to redeem
o address where your check should be sent
o account owner signature

2. Mail to:
Performance Funds Trust
P.O. Box 182484
Columbus, OH 43218-2484
--------------------------------------------------------------------------------

By overnight service
(See "General Policies on Selling Shares--Redemptions in Writing Required" below)


See "By mail" instruction 1 above.
2. Send to
Performance Funds Trust
c/o BISYS Fund Services
Attn: T.A. Operations
3435 Stelzer Road
Columbus, OH 43219

SHAREHOLDER INFORMATION

-------------------------------------------------------------------------------

Wire transfer                          Call 1-800-737-3676 to request a wire
You must indicate this                 transfer.
option on
your application.                      If you call by 4 p.m. Eastern time, your
                                       payment will normally be wired to your
                                       bank on the next business day.


Note: Your financial
institution may also
charge a separate fee.

-------------------------------------------------------------------------------
Electronic Redemptions                 Call 1-800-737-3676 to request an
                                       electronic redemption.

Your bank must participate in          If you call by 4 p.m. Eastern time, the
the Automated Clearing House           NAV of your shares will normally be
(ACH) and must be a U.S. bank.         determined on the same day and the
                                       proceeds credited within 8 days.

Your bank may charge
for this service.

AUTOMATIC WITHDRAWAL PLAN
You can receive automatic payments from your account on a monthly, quarterly, semi-annual or annual basis. The minimum periodic withdrawal is $100. To activate this feature:
o Make sure you've checked the appropriate box on the Account Application. Or call 1-800-737-3676.
o   Include a voided personal check.
o   Your account must have a value of $25,000 or more to start withdrawals.

Class B shareholders are exempt from the CDSC imposed on redemptions involved in the Automatic Withdrawal Plan.

REDEMPTION BY CHECK WRITING (A SHARES ONLY) - THE MONEY MARKET FUND

You may write checks in amounts of $100 or more on your account in the Money Market Fund. To obtain checks, complete the signature card section of the Account Application or contact the Fund to obtain a signature card. Dividends and distributions will continue to be paid up to the day the check is presented for payment. You may not close your Money Market Fund account by writing a check.

SHAREHOLDER INFORMATION

-------------------------------------------------------------------------------

GENERAL POLICIES ON SELLING SHARES
----------------------------------

REDEMPTIONS IN WRITING REQUIRED
You must request redemption in writing in the following situations:
1.  Redemptions from Individual Retirement Accounts ("IRAs").
2. Redemption requests requiring a signature guarantee, which include each of the following.
         o Redemptions over $25,000
         o Your account registration or the name(s) in your account has changed within the last 15 days
         o The check is not being mailed to the address on your account
         o The check is not being made payable to the owner of the account
         o The redemption proceeds are being transferred to another Fund account with a different registration.

         A signature guarantee can be obtained from a financial institution, such as a bank, broker-dealer, or credit union, or from members of the STAMP (Securities Transfer Agents Medallion Program), MSP (New York Stock Exchange Medallion Signature Program) or SEMP (Stock Exchanges Medallion Program). Members are subject to dollar limitations which must be considered when requesting their guarantee. The Transfer Agent may reject any signature guarantee if it believes the transaction would otherwise be improper.

VERIFYING TELEPHONE REDEMPTIONS
The Funds make every effort to insure that telephone redemptions are only made by authorized shareholders. All telephone calls are recorded for your protection and you will be asked for information to verify your identity. Given these precautions, unless you have specifically indicated on your application that you do not want the telephone redemption feature, you may be responsible for any fraudulent telephone orders. If appropriate precautions have not been taken, the Transfer Agent may be liable for losses due to unauthorized transactions.

REDEMPTIONS WITHIN 15 DAYS OF INITIAL INVESTMENT
When you have made your initial investment by check, your redemption proceeds will not be mailed until the Transfer Agent is satisfied that the check has cleared (which may require up to 15 business days). You can avoid this delay by purchasing shares with a certified check or federal funds wire.

REFUSAL OF REDEMPTION REQUEST
Payment for shares may be delayed under extraordinary circumstances or as permitted by the Securities and Exchange Commission in order to protect remaining shareholders. If you experience difficulty making a telephone redemption during periods of drastic economic or market change, you can send the Funds your request by regular mail or express mail.

REDEMPTION IN KIND
Each Fund reserves the right to make payment in securities rather than cash, known as "redemption in kind" for amounts redeemed by a shareholder, in any 90-day period, in excess of $250,000 or 1% of Fund net assets, whichever is less. If the Fund deems it advisable for the benefit of all shareholders, redemption in kind will consist of securities equal in market value to your shares. When you convert these securities to cash, you will pay brokerage charges.

SHAREHOLDER INFORMATION

-------------------------------------------------------------------------------

CLOSING OF SMALL ACCOUNTS
If your account falls (not as a result of market action) below $500, ($250 for IRAs) the Fund may ask you to increase your balance. If it is still below $500 ($250 for IRAs) after 30 days, the Fund may close your account and send you the proceeds at the current NAV.

UNDELIVERABLE REDEMPTION CHECKS
For any shareholder who chooses to receive distributions in cash:
If distribution checks (1) are returned and marked as "undeliverable" or (2) remain uncashed for six months, your account will be changed automatically so that all future distributions are reinvested in your account. Checks that remain uncashed for six months will be canceled and the money reinvested in the appropriate Fund.

SHAREHOLDER INFORMATION

DISTRIBUTION ARRANGEMENTS/SALES CHARGES
-------------------------------------------------------------------------------

This section describes the sales charges and fees you will pay as an investor in different share classes offered by the Funds and ways to qualify for reduced sales charges.

-------------------------------------- ------------------------------------ -----------------------------------
                                       CLASS A                              CLASS B
-------------------------------------- ------------------------------------ -----------------------------------
Sales Charge (Load)                    Front-end sales charge (not          No front-end sales charge. A
                                       applicable to money market           contingent deferred sales
                                       funds); reduced sales charges        charge (CDSC) may be imposed
                                       available.                           on shares redeemed within six
                                                                            years after purchase; shares
                                                                            automatically convert to Class
                                                                            A Shares after 8 years.
                                                                            Maximum investment is $250,000.

-------------------------------------- ------------------------------------ -----------------------------------
Distribution and Service (12b-1)       Subject to annual                    Subject to annual
Fee                                    distribution and shareholder         distribution and shareholder
                                       servicing fees of up to 0.35%        servicing fees of up to 1.00%
                                       of the Fund's average daily          of the Fund's average daily
                                       net assets.                          net assets.

-------------------------------------- ------------------------------------ -----------------------------------
Fund Expenses                          Lower annual expenses than           Higher annual expenses than
                                       Class B shares.                      Class A shares.
-------------------------------------- ------------------------------------ -----------------------------------

There is also an Institutional Class open to certain institutional investors. Institutional Class shares are offered through another prospectus.

SHAREHOLDER INFORMATION

-------------------------------------------------------------------------------

CALCULATION OF SALES CHARGES

CLASS A SHARES

Class A shares are sold at their public offering price. This price includes the initial sales charge. Therefore, part of the money you invest will be used to pay the sales charge. The remainder is invested in Fund shares. The sales charge decreases with larger purchases. There is no sales charge on reinvested dividends and distributions.

The current sales charge rates are as follows:

ALL FUNDS EXCEPT MONEY MARKET FUND AND SHORT TERM GOVERNMENT INCOME FUND:

                                               SALES CHARGE           SALES CHARGE
                                                AS A % OF               AS A % OF
            YOUR INVESTMENT                   OFFERING PRICE         YOUR INVESTMENT
----------------------------------------- ----------------------- ----------------------
Up to $50,000                                     5.25%                   5.54%
----------------------------------------- ----------------------- ----------------------
$50,001 up to $100,000                            4.75%                   4.98%
----------------------------------------- ----------------------- ----------------------
$100,001 up to $250,000                           3.75%                   3.89%
----------------------------------------- ----------------------- ----------------------
$250,001 up to $500,000                           2.75%                   2.82%
----------------------------------------- ----------------------- ----------------------
$500,001 up to $1,000,000                         1.75%                   1.78%
----------------------------------------- ----------------------- ----------------------
$1,000,001 and above(1)                           0.00%                   0.00%
----------------------------------------- ----------------------- ----------------------

SHORT TERM GOVERNMENT INCOME FUND ONLY:

                                               SALES CHARGE           SALES CHARGE
                                                AS A % OF               AS A % OF
            YOUR INVESTMENT                   OFFERING PRICE         YOUR INVESTMENT
----------------------------------------- ----------------------- ----------------------
Up to $50,000                                     3.00%                   3.09%
----------------------------------------- ----------------------- ----------------------
$50,00 up to $100,000                             2.50%                   2.56%
----------------------------------------- ----------------------- ----------------------
$100,001 up to $250,000                           2.00%                   2.04%
----------------------------------------- ----------------------- ----------------------
$250,001 up to $500,000                           1.50%                   1.52%
----------------------------------------- ----------------------- ----------------------
$500,001 up to $1,000,000                         1.00%                   1.01%
----------------------------------------- ----------------------- ----------------------
$1,000,001 and above(1)                           0.00%                   0.00%
----------------------------------------- ----------------------- ----------------------


The Money Market Fund does not charge an initial sales charge.


--------------------------
1 There is no initial sales charge on purchases of more than $1 million. However, a contingent deferred sales charge (CDSC) of up to 1.00% of the purchase price will be charged to the shareholder if shares are redeemed in the first 12 months after purchase of shares. This charge will be based on the lower of your cost for the shares or their NAV at the time of redemption. There will be no CDSC on reinvested distributions.

SHAREHOLDER INFORMATION

-------------------------------------------------------------------------------

CLASS B - ALL FUNDS EXCEPT SHORT TERM GOVERNMENT INCOME FUND

Class B shares are offered at NAV, without any up-front sales charge. Therefore, all the money you invest is used to purchase Fund shares. However, if you sell your Class B shares of the Fund before the seventh anniversary, you will have to pay a contingent deferred sales charge at the time of redemption. The CDSC will be based upon the lower of the NAV at the time of purchase or the NAV at the time of redemption according to the schedule below. There is no CDSC on reinvested dividends or distributions.

CONTINGENT DEFERRED SALES CHARGE

                                        CLASS B
YEARS SINCE PURCHASE                     CDSC
--------------------              -------------------
       1                                 5.0%
       2                                 4.0%
       3                                 3.0%
       4                                 3.0%
       5                                 2.0%
       6                                 1.0%
       7                                 0.0%

If you sell some but not all of your Class B shares, certain shares not subject to the CDSC (i.e., shares purchased with reinvested dividends) will be redeemed first, followed by shares subject to the lowest CDSC (typically shares held for the longest time).

CONVERSION FEATURE - CLASS B SHARES
o Class B shares automatically convert to Class A shares of the same Fund after eight years from the end of the month of the original purchase.
o After conversion, your shares will be subject to the lower distribution and shareholder servicing fees charged on Class A shares which will increase your investment return compared to the Class B shares.
o You will not pay any sales charge or fees when your shares convert, nor will the transaction be subject to any tax.
o If you purchased Class B shares of one Fund which you exchanged for Class B shares of another Fund, your holding period will be calculated from the time of your original purchase of Class B shares. The dollar value of Class A shares you receive will equal the dollar value of the Class B shares converted.

SHAREHOLDER INFORMATION

-------------------------------------------------------------------------------

SALES CHARGE REDUCTIONS
Reduced sales charges for Class A shares are available to shareholders with investments of more than $50,000 (investments of more than $1 million are not subject to sales charges; however, they are subject to a CDSC). In addition, you may qualify for reduced sales charges under the following circumstances.

o Letter of Intent. You inform the Fund in writing that you intend to purchase enough shares over a 13-month period to qualify for a reduced sales charge.

o Rights of Accumulation. When the value of shares you already own plus the amount you intend to invest reaches the amount needed to qualify for reduced sales charges, your added investment will qualify for the reduced sales charge.

o Combination Privilege. Combine accounts of multiple Funds (excluding the Money Market Fund) or accounts of immediate family household members (spouse and children under 21) to achieve reduced sales charges.

SALES CHARGE WAIVERS

CLASS A SHARES
--------------
The following qualify for waivers of sales charges:


o Existing shareholders of a Fund upon the reinvestment of dividend and capital gain distributions.

o Officers, trustees, directors, advisory board members, employees and retired employees of Trustmark and its affiliates, the Distributor and its affiliates, and employees of the Adviser (and spouses, children and parents of each of the foregoing);

o Investors for whom a Trustmark, a Trustmark correspondent bank, or other financial institution acts in a fiduciary, advisory, custodial, agency, or similar capacity;

o Fund shares purchased with the proceeds from a distribution from Trustmark or an affiliate trust or agency account (this waiver applies only to the initial purchase of a Fund subject to a sales load);

o Investors who purchase Shares of a Fund through a payroll deduction plan, a 401(k) plan, a 403(b) plan, or other defined contribution plans, which by its terms permits purchases of Shares;


------------------------------------------------------------------------------
REINSTATEMENT PRIVILEGE
If you have sold Class A shares and decide to reinvest in the Fund within a 90 day period, you will not be charged the applicable sales load on amounts up to the value of the shares you sold. You must provide a written reinstatement request and payment within 90 days of the date your instructions to sell were processed.
------------------------------------------------------------------------------

SHAREHOLDER INFORMATION

-------------------------------------------------------------------------------

CLASS B SHARES
--------------

The CDSC will be waived under certain circumstances, including the following:

   o Redemptions from accounts other than retirement accounts following the death or disability of the shareholder.

   o     Returns of excess contributions to retirement plans.

   o Shares issued in a plan of reorganization sponsored by the Adviser, or shares redeemed involuntarily in a similar situation.

DISTRIBUTION AND SERVICE (12b-1) FEES

12b-1 fees compensate the Distributor and other dealers and investment representatives for services and expenses relating to the sale and distribution of the Funds' shares and/or for providing shareholder services. 12b-1 fees are paid from Fund assets on an ongoing basis, and will increase the cost of your investment.

   o     The 12b-1 fees vary by share class as follows:
         o Class A shares may pay a 12b-1 fee of up to .35% of the average daily net assets of a Fund.
         o Class B shares pay a 12b-1 fee of up to 1.00% of the average daily net assets of the applicable Fund. The higher Class B plan fees will cause expenses for Class B shares to be higher and dividends to be lower than for Class A shares.
         o While all of Class A shares' Rule 12b-1 fee constitutes a "distribution fee," only 0.75% of Class B shares' fees constitute distribution fee.

   o The higher 12b-1 fee on Class B shares, together with the CDSC, help the Distributor sell Class B shares without an "up-front" sales charge. In particular, these fees help to defray the Distributor's costs of advancing brokerage commissions to investment representatives.

Over time shareholders will pay more than the equivalent of the maximum permitted front-end sales charge because 12b-1 distribution and service fees are paid out of the Fund's net assets on an on-going basis.

SHAREHOLDER INFORMATION

EXCHANGING YOUR SHARES
-------------------------------------------------------------------------------

You can exchange your shares in one Fund for shares of the same class of another Performance Fund, usually without paying additional sales charges (see "Notes on exchanges" below). No transaction fees are charged for exchanges.

You must meet the minimum investment requirements for the Fund into which you are exchanging. Exchanges from one Fund to another are taxable.

INSTRUCTIONS FOR EXCHANGING SHARES
Exchanges may be made by sending a written request to Performance Funds Trust, P.O. Box 182484, Columbus OH 43218-2484, or by calling 1-800-737-3676. Please provide the following information:

o Your name and telephone number
o The exact name on your account and account number
o Taxpayer identification number (usually your Social Security number)
o Dollar value or number of shares to be exchanged
o The name of the Fund from which the exchange is to be made
o The name of the Fund into which the exchange is being made.

See "Selling your Shares" for important information about telephone transactions.

[To prevent disruption in the management of the Funds, due to market timing strategies, exchange activity may be limited to _____ exchanges within a _____ period.]?

-------------------------------------------------------------------------------

NOTES ON EXCHANGES
When exchanging from a Fund that has no sales charge or a lower sales charge to a Fund with a higher sales charge, you will pay the difference.

The registration and tax identification numbers of the two accounts must be identical.

The Exchange Privilege (including automatic exchanges) may be changed or eliminated at any time upon a 60-day notice to shareholders.

Be sure to read carefully he Prospectus of any Fund into which you wish to exchange shares.

AUTOMATIC EXCHANGES (CLASS B SHARES ONLY)

You can use the Funds' Automatic Exchange feature to purchase shares of the Funds at regular intervals through regular, automatic redemptions from Class B Shares of the Funds. To participate in the Automatic Exchange:
o    Complete the appropriate section of the Account Application.
o Shareholders must have a minimum initial purchase of $10,0000 in their Performance Fund accounts.

To change the Automatic Exchange instructions or to discontinue the feature, you must send a written request to Performance Funds, P.O. Box 182484, Columbus, Ohio 43218-2484.

SHAREHOLDER INFORMATION

SERVICE ORGANIZATIONS
-------------------------------------------------------------------------------

Various banks, trust companies, broker-dealers (other than the Distributor) and other financial organizations ("Service Organization(s)") may provide certain administrative services for its customers who invest in the Funds through accounts maintained at that Service Organization. The Funds, under servicing agreements with the Service Organization, will pay the Service Organization an annual rate up to .35% of the Fund's average daily net assets for these services, which include:

     o   receiving and processing shareholder orders
     o   performing the accounting for customers' sub-accounts
     o   maintaining retirement plan accounts
     o   answering questions and handling correspondence for customer accounts
     o   acting as the sole shareholder of record for customer accounts
     o   issuing shareholder reports and transaction confirmations
     o   performing daily "sweep" functions

Investors who purchase, sell or exchange shares of the Funds through a customer account maintained at a Service Organization may be charged extra for other services which are not specified in the servicing agreement with the Fund but are covered under separate fee schedules provided by the Service Organization to their customers. Customers with accounts at Service Organizations should consult their Service Organization for information concerning their sub-accounts. The Adviser or Administrator also may pay Service Organizations for rendering services to customers' sub-accounts.

DIVIDENDS, DISTRIBUTIONS AND TAXES
-------------------------------------------------------------------------------

Any income a Fund receives is paid out, less expenses, in the form of dividends to its shareholders. Income dividends on each Equity Fund are declared and paid monthly. Dividends on all other Funds are declared daily and paid monthly. Capital gains for all Funds are distributed at least annually.

An exchange of shares is considered a sale, and any related gains may be subject to applicable taxes.

Taxes on capital gains distributions paid by the Funds will vary with the length of time the Fund has held the security - not how long you have invested in the Fund.

Some dividends may be taxable in the year in which they are declared, even if they are paid or appear on your account statement the following year. Dividends and distributions are treated in the same manner for federal income tax purposes whether you receive them in cash or in additional shares.

You will be notified in January each year about the federal tax status of distributions made by the Fund. Depending on your residence for tax purposes, distributions also may be subject to state and local taxes, including withholding taxes.

Foreign shareholders may be subject to special withholding requirements.

There is a penalty on certain pre-retirement distributions from retirement accounts. Consult your tax adviser about the federal, state and local tax consequences in your particular circumstances.

FINANCIAL HIGHLIGHTS


THE FINANCIAL HIGHLIGHTS TABLE IS INTENDED TO HELP YOU UNDERSTAND THE FUNDS' FINANCIAL PERFORMANCE FOR THE PAST 5 YEARS [OR, IF SHORTER, THE PERIOD OF THE FUNDS' OPERATIONS]. CERTAIN INFORMATION REFLECTS FINANCIAL RESULTS FOR A SINGLE FUND SHARE. THE TOTAL RETURNS IN THE TABLE REPRESENT THE RATE THAT AN INVESTOR WOULD HAVE EARNED [OR LOST] ON AN INVESTMENT IN THE FUND (ASSUMING REINVESTMENT OF ALL DIVIDENDS AND DISTRIBUTIONS). THIS INFORMATION HAS BEEN AUDITED BY PRICEWATERHOUSECOOPERS, LLP, WHOSE REPORT, ALONG WITH THE FUND'S FINANCIAL STATEMENTS, ARE INCLUDED IN ANNUAL REPORT, WHICH IS AVAILABLE UPON REQUEST.



INSERT PAST 5 YEARS'
FINANCIAL HIGHLIGHTS
FROM ANNUAL REPORT.



MONEY MARKET FUND FINANCIAL HIGHLIGHTS

BOND FUNDS FINANCIAL HIGHLIGHTS

EQUITY FUNDS FINANCIAL HIGHLIGHTS

For more information about the Funds, the following documents are available free upon request:

ANNUAL/SEMIANNUAL REPORTS (REPORTS):
The Funds' annual and semi-annual reports to shareholders contain additional information on each Fund's investments. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected each Fund's performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI): The SAI provides more detailed information about the Funds, including each Fund's operations and investment policies. It is incorporated by reference and is legally considered a part of this prospectus.

-------------------------------------------------------------------------------
YOU CAN GET FREE COPIES OF REPORTS AND THE SAI, OR REQUEST OTHER INFORMATION AND DISCUSS YOUR QUESTIONS ABOUT THE FUNDS BY CONTACTING A BROKER OR BANK THAT SELLS THE FUND. OR CONTACT THE FUND AT:

                             PERFORMANCE FUNDS TRUST
                                3435 STELZER ROAD
                              COLUMBUS, OHIO 43219
                            TELEPHONE: 1-800-PERFORM

-------------------------------------------------------------------------------

You can review the Funds' reports and SAI at the Public Reference Room of the Securities and Exchange Commission. You can get text-only copies:

   o For a fee, by writing the Public Reference Section of the Commission, Washington, D.C. 20549-6009 or calling 1-800-SEC-0330.
   o   Free from the Commission's Website at http://www.sec.gov.



   Investment Company Act file no. 811-6603.

PERFORMANCE MONEY MARKET FUND

A SERIES OF PERFORMANCE FUNDS TRUST
INSTITUTIONAL CLASS


================================================================================

                                         PROSPECTUS



                                         SEPTEMBER __, 1999





QUESTIONS?
CALL 1-800-PERFORM
OR YOUR INVESTMENT
REPRESENTATIVE.




                                                     THE SECURITIES AND EXCHANGE
                                                     COMMISSION HAS NOT APPROVED
                                                     OR DISAPPROVED THE SHARES
                                                     DESCRIBED IN THIS
                                                     PROSPECTUS OR DETERMINED
                                                     WHETHER THIS PROSPECTUS IS
                                                     ACCURATE OR COMPLETE. ANY
                                                     REPRESENTATION TO THE
                                                     CONTRARY IS A CRIMINAL
                                                     OFFENSE.

================================================================================

TABLE OF CONTENTS

CAREFULLY REVIEW THIS IMPORTANT SECTION, WHICH SUMMARIZES EACH FUND'S INVESTMENTS, RISKS, PAST PERFORMANCE, AND FEES.

         RISK/RETURN SUMMARY AND FUND EXPENSES
                 3  INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT
                    STRATEGIES
                 4  PRINCIPAL INVESTMENT RISKS
                 5  PERFORMANCE INFORMATION
                 7  FEES AND EXPENSES

================================================================================
         ADDITIONAL INFORMATION
                 9  YEAR 2000 AND THE PERFORMANCE FUNDS

================================================================================
        FUND MANAGEMENT
                10  INVESTMENT ADVISER
                10  PORTFOLIO MANAGER
                10  DISTRIBUTOR AND ADMINISTRATOR

================================================================================
        SHAREHOLDER INFORMATION
                11  PRICING OF FUND SHARES
                13  PURCHASING AND ADDING TO YOUR SHARES
                16  SELLING YOUR SHARES
                19  EXCHANGING YOUR SHARES
                20  SERVICE ORGANIZATIONS
                20  DIVIDENDS, DISTRIBUTIONS AND TAXES

================================================================================
        FINANCIAL HIGHLIGHTS
                21

================================================================================

        BACK COVER
                22  WHERE TO LEARN MORE ABOUT THE FUND

RISK/RETURN SUMMARY AND FUND EXPENSES - MONEY MARKET FUND

THE MONEY MARKET FUND
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE       As high a level of current income as is consistent
                           with preservation of capital and liquidity.

PRINCIPAL INVESTMENT       The Fund invests in a broad range of high quality,
STRATEGIES                 short-term, money instruments which have remaining
                           maturities not to exceed 397 days. The Fund is required to maintain a portfolio maturity of 90 days or less.

                           The Fund's investments may include any investments permitted under federal rules governing money market funds, including: U.S. Government Securities, bank obligations, commercial paper, corporate debt securities, variable rate demand notes and repurchase agreements and other high quality short-term securities. Generally, securities in which the Fund may invest will not earn as high a yield as securities with longer maturities or of lower quality.

                           The Adviser selects only those U.S.
                           dollar-denominated debt instruments that meet the high quality and credit risk standards established by the Board of Trustees and consistent with Federal requirements applicable to money market funds. In accordance with such requirements, the Fund will purchase securities that are rated within the top two rating categories by at least two nationally recognized statistical rating organizations ("NRSROs") or, if only one NRSRO has rated the security, by that NRSRO, or if not rated, the securities are deemed of comparable quality pursuant to standards adopted by the Board of Trustees. The Fund's investments in securities with the second-highest rating (or deemed of comparable quality) may not exceed 5% of its total assets, and all the Fund's commercial paper investments must be in the highest rating category (or deemed of comparable quality).

RISK/RETURN SUMMARY AND FUND EXPENSES - MONEY MARKET FUND

PRINCIPAL RISKS
--------------------------------------------------------------------------------

PRINCIPAL INVESTMENT RISKS Investing in the Money Market Fund involves risks common to any investment in securities. By itself, no Fund constitutes a balanced investment program.

                           An investment in the Money Market Fund is not a bank deposit of Trustmark National Bank or any other bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                           The Money Market Fund expects to maintain a net asset value of $1.00 per share, but there is no assurance that it will be able to do so on a continuous basis. It is possible to lose money by investing in the Fund.

                           There can be no assurance that the investment objective of the Money Market Fund will be achieved.

                           SELECTION RISK
                           Like all investment funds, the Money Market Fund is subject to the chance that poor security selection will cause the Fund to underperform other funds with similar objectives.

                           INTEREST RATE RISK
                           Interest rate risk is the chance that the value of the instruments held by the Fund will decline due to rising interest rates. When interest rates rise, the price of most debt instruments goes down. When interest rates go down, prices go up. The price of a debt instrument is also affected by its maturity. Debt instruments with shorter maturities, such as those permitted for money market funds, tend to be less sensitive to changes in interest rates than instruments with longer maturities.

                           CREDIT RISK
                           Credit risk is the chance that the issuer of a debt instrument will fail to repay interest and principal in a timely manner or may be unable to fulfill an obligation to repurchase securities from the Fund, reducing the Fund's return. Credit risk is minimized by the Fund's policy of adequate diversification among issuers and industries and minimum credit risk requirements for money market funds under applicable law.

                           INCOME RISK
                           Income risk is the chance that falling interest rates will cause the Fund's income to decline. Income risk is generally higher for short-term debt instruments.

RISK/RETURN SUMMARY AND FUND EXPENSES - MONEY MARKET FUND

--------------------------------------------------------------------------------


ADDITIONAL PRINCIPAL       PREPAYMENT RISK
INVESTMENT RISK            The Fund's investments in mortgage-related securities
                           are subject to the risk that the principal amount of the underlying mortgage may be repaid prior to the security's maturity date. Such repayments are common when interest rates decline. When such a repayment occurs, no additional interest will be paid on the investment. Prepayment exposes the Fund to a lower return upon subsequent reinvestment of the principal.

                           A full discussion of all permissible investments can be found in the Statement of Additional Information ("SAI").

WHO MAY WANT TO INVEST?    Consider investing in the Money Market Fund if you:
                           |X|  ARE SEEKING PRESERVATION OF CAPITAL
                           |X|  HAVE A LOW RISK TOLERANCE
                           |X|  ARE WILLING TO ACCEPT LOWER POTENTIAL RETURNS IN
                                EXCHANGE FOR A HIGHER DEGREE OF SAFETY
                           |X|  ARE INVESTING SHORT-TERM RESERVES

                           The Money Market Fund will not be appropriate for anyone:
                           |X|  SEEKING HIGH TOTAL RETURNS
                           |X| PURSUING A LONG-TERM GOAL OR INVESTING FOR RETIREMENT


PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year.

PERFORMANCE BAR CHART AND TABLE YEAR-BY-YEAR TOTAL RETURNS FOR INSTITUTIONAL CLASS SHARES
(Both the chart and the table assume reinvestment of dividends and distributions.)

1994      1995      1996      1997      1998
----      ----      ----      ----      ----

4.19%     5.85%     5.33%     5.43%     5.31%

Best  quarter:       3rd Qtr 1995    1.42%
Worst quarter:       3rd Qtr 1993    1.16%

Past performance does not indicate how the Fund will perform in the future.

RISK/RETURN SUMMARY AND FUND EXPENSES - MONEY MARKET FUND

--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS (FOR THE PERIODS ENDING DECEMBER 31, 1998)

                                         Inception Date       Past Year       Past 5 Years        Since Inception
                                         --------------       ---------       ------------        ---------------

INSTITUTIONAL CLASS SHARES               9/30/93              5.31%           5.22%               5.12%

--------------------------------------------------------------------------------

For the period January 1, 1999 through June 30, 1999 the aggregate (non-annualized) total returns of the Fund was 2.33%.

As of May 31, 1999 the 7-day current yield of the Fund's Institutional shares was 4.68%. For current yield information on the Fund, call 1-800-PERFORM. The Money Market Fund's yield appears in the Wall Street Journal each Thursday.

RISK/RETURN SUMMARY AND FUND EXPENSES - MONEY MARKET FUND

FEES AND EXPENSES
--------------------------------------------------------------------------------

This table describes the fees and expenses that you may pay if you buy and hold Institutional Class shares of the Fund.


                                    FEE TABLE
                                    ---------

                                                           The Money Market
                                                                 Fund

                                                      INSTITUTIONAL CLASS SHARES
             -------------------------------------- -----------------------------
             SHAREHOLDER FEES
             (FEES PAID DIRECTLY FROM YOUR
             INVESTMENT)

             Maximum Sales Charge (Load)
               Imposed on Purchases                             None


             ANNUAL FUND OPERATING EXPENSES
             (EXPENSE THAT ARE DEDUCTED FROM FUND
             ASSETS)

             Management fees(1)                                 0.30%

             12b-1 Fees                                         None

             Service Organization Fees(1)                       0.35%

             Other expenses                                     0.29%


             TOTAL ANNUAL FUND
             OPERATING  EXPENSES                                0.94%

             FEE WAIVER(1)                                      0.45%

             NET ANNUAL FUND
               OPERATING EXPENSES                               0.49%

--------
(1) The Fund's Adviser and Distributor have contractually agreed to waive a portion of the advisory fees and the service organization fee at least until May 31, 2000. As a result, Management fees would be 0.20% and service organization fee would be 0.0%. You will be notified if the waiver is discontinued after that date.

EXAMPLE: THIS EXAMPLE IS INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE FUND WITH THE COST OF INVESTING IN OTHER MUTUAL FUNDS. THE EXAMPLE ASSUMES:

o        $10,000 INVESTMENT
o        5% ANNUAL RETURN
o        REDEMPTION AT THE END OF EACH PERIOD
o NO CHANGES IN THE FUND'S OPERATING EXPENSES, EXCEPT FOR THE EXPIRATION OF THE CURRENT CONTRACTUAL FEE WAIVERS ON MAY 31, 2000.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

                                                MONEY MARKET FUND

                                               Institutional Class
                                                      Shares
         -------------------------------- ------------------------------

         One Year After Purchase                      $  50

         Three Years After Purchase                   $ 256

         Five Years After Purchase                    $ 480

         Ten Years After Purchase                     $1,136

ADDITIONAL INFORMATION


YEAR 2000 AND THE          Like other funds and business organizations around
PERFORMANCE FUNDS          the world, the Fund could be adversely affected if
                           the computer systems used by the Adviser and the Fund's other service providers do not properly process dates beyond December 31, 1999. In addition, year 2000 issues may adversely affect companies in which the Fund invests where, for example, such companies incur substantial costs to address year
                           2000 issues or suffer losses caused by the failure to do so in an adequate or timely manner.

                           The Fund has been assured that the Adviser and other service providers have developed and are implementing clearly defined and documented plans intended to minimize risks to services critical to the Fund's operations associated with year 2000 issues. Internal efforts include a commitment to dedicate adequate staff and funding to identify and remedy year 2000 issues, and specific actions such as inventorying software systems, determining inventory items that may not function properly after December 31, 1999, reprogramming or replacing such systems, and retesting for year 2000 readiness. The Adviser and the Fund's service providers are likewise seeking assurances from their respective vendors and suppliers that such entities are addressing any year 2000 issues, and each provider intends to engage, where appropriate, in private and/or industry interface testing of systems for year 2000 readiness.

                           In the event that any systems upon which the Fund is dependent are not year 2000 ready by December 31, 1999, administrative errors and account maintenance failures would likely occur.

                           While the ultimate costs or consequences of incomplete or untimely resolution of year 2000 issues by the Adviser or the Fund's service providers cannot be accurately assessed at this time, the Fund currently has no reason to believe that the year 2000 plans of the Adviser and the Fund's service providers will not be completed by December 31, 1999, or that the anticipated costs associated with full implementation of their plans will have a material adverse impact on either their business operations or financial conditions or those of the Fund. The Fund and the Adviser will continue to closely monitor developments relating to this issue, including development by the Adviser and the Fund's service providers of contingency plans for providing back-up computer services in the event of a systems failure or the inability of any provider to achieve year 2000 readiness. Separately, the Adviser will monitor potential investment risk related to year 2000 issues.

FUND MANAGEMENT

INVESTMENT ADVISER
--------------------------------------------------------------------------------

Trustmark National Bank, 248 East Capital Street, Jackson, Mississippi 39201, serves as investment adviser to the Fund. Trustmark manages the investment and reinvestment of the assets of the Fund and continuously review, supervises and administers the Fund's investments. Trustmark is responsible for placing orders for the purchase and sale of the Fund's investments directly with brokers and dealers selected by it in its discretion.

Trustmark's Financial Services Group, has assets in excess of $1.6 billion under management in addition to the Trust's Funds. It was founded in 1890 and is the second largest commercial bank headquartered in Mississippi. Trustmark has been managing trust monies for over 40 years. Shares of the Fund are not guaranteed by Trustmark, its parent or affiliates, nor are they insured by the FDIC.

For these advisory services, the Fund paid an annual fee of 0.10% of its average daily net assets during the fiscal year ended May 31, 1999.*

*Trustmark National Bank waived a portion of its contractual fees for the Fund for the most recent fiscal year. Contractual fees (without waivers) are 0.30% for the Fund.

PERFORMANCE PORTFOLIO MANAGERS
--------------------------------------------------------------------------------
Trustmark has an investment management staff of highly trained professionals who manage the assets of each Performance Fund.

Kelly Collins is the Portfolio Manager responsible for the day-to-day management of the Money Market Fund's portfolio. Mr. Collins has been with Trustmark since 1991.
Zach Wasson, CFA and Senior Vice President of Trustmark, serves as Chief Investment Officer and has overall supervisory responsibility. Mr. Wasson joined Trustmark in 1990 and has over 20 years of bank and investment experience.


DISTRIBUTOR AND ADMINISTRATOR
--------------------------------------------------------------------------------

BISYS Fund Services ("BISYS") provides management and administrative services to the Fund, including providing office space, equipment and clerical personnel to the Fund and supervising custodial, auditing, valuation, bookkeeping and legal services. BISYS Fund Services, Inc., an affiliate of BISYS, acts as the fund accountant, transfer agent and dividend paying agent of the Fund. BISYS and BISYS Fund Services, Inc. are each located at 3435 Stelzer Road, Columbus, Ohio 43219.

Performance Funds Distributor, Inc. 3435 Stelzer Road, Columbus, Ohio 43219 acts as the Fund's distributor. The Distributor is an affiliate of BISYS and was formed specifically to distribute the Fund.

SHAREHOLDER INFORMATION

PRICING OF FUND SHARES
--------------------------------------------------------------------------------


HOW NAV IS CALCULATED      The Fund's net asset value, or NAV, is expected to be
The NAV is calculated      constant at $1.00 per share, although its value is
by adding the total        not guaranteed. The NAV is determined at 12:00 noon
value of the Fund's        Eastern time on days the New York Stock Exchange is
investments and other      open. The Fund values its securities at their
assets, subtracting        amortized cost. The amortized cost method involves
its liabilities and        valuing a portfolio security initially at its cost on
then dividing that         the date of the purchase and thereafter assuming a
figure by the number       constant amortization to maturity of the difference
of outstanding shares      between the principal amount due at maturity and
of the Fund:               initial cost.

                           Your order for purchase, sale or exchange of shares
          NAV =            is priced at the next NAV calculated after your order
                           is received in good order by the Fund on any day that
TOTAL ASSETS-LIABILITIES   both the New York Stock Exchange and the Fund's
------------------------   custodian are open for business. For example: If you
     Number of Shares      properly place a purchase order to buy shares of the
        Outstanding        Fund, that is delivered to the Fund by 12:00 noon
                           Eastern time, the order receives the share price next determined if the Fund receives payment in federal funds or other immediately available funds by 4:00 p.m. (Eastern time) that day. If your order is received after 12:00 noon Eastern time, you will receive the NAV calculated on the next day at 12:00 noon Eastern time.

SHAREHOLDER INFORMATION

PURCHASING AND SELLING YOUR SHARES
--------------------------------------------------------------------------------


                           PURCHASING AND ADDING TO YOUR SHARES
You may purchase
shares of the Fund         Institutional Class shares of the Fund are offered at
through the                net asset value without a sales load. Purchases of
Performance Funds          Institutional Class shares may only be made by one of
Distributor or through     the following types of "Institutional Investors": (1)
banks, brokers and         trusts, or investment management and other fiduciary
other investment           accounts managed or administered by Trustmark or its
representatives, which     affiliates or correspondents pursuant to a written
may charge additional      agreement, (2) employees of Trustmark (and family
fees and may require       members), the Distributor, Administrator, and
higher minimum             affiliates and correspondents, (3) or Trustees of the
investments or impose      Trust (and family members) or Directors of Trustmark
other limitations on       (and family members), (4) any persons purchasing
buying and selling         shares with the proceeds of a distribution from a
shares. If you             trust, investment management and other fiduciary
purchase shares            account managed or administered by Trustmark or its
through an investment      affiliates or correspondents, pursuant to a written
representative, that       agreement and (5) other persons or organizations
party is responsible       authorized by the Distributor. The Trust and the
for transmitting           Distributor reserve the right to waive or reduce the
orders by close of         minimum initial investment amount with respect to
business and may have      certain accounts. All initial investments should be
an earlier cut-off         accompanied by a completed Purchase Application, a
time for purchase and      form of which accompanies this Prospectus. A separate
sale requests. Consult     application is required for Individual Retirement
your investment            Account investments.
representative or
institution for            All purchases must be in U.S. dollars. A fee will be
specific information.      charged for any checks that do not clear. Third-party
                           checks are not accepted.

                           The Distributor may reject a purchase order if it considers it in the best interest of the Fund and its shareholders.

                           Orders received by your broker or Service
                           Organization for the Fund in proper order prior to the determination of net asset value and transmitted to the Fund prior to the close of its business day which is currently 1:30 p.m. Eastern time, will become effective that day.


--------------------------------------------------------------------------------
AVOID 31% TAX WITHHOLDING

The Fund is required to withhold 31% of taxable dividends, capital gains distributions and redemptions paid to shareholders who have not provided the Fund with their certified taxpayer identification number in compliance with IRS rules. To avoid this, make sure you provide your correct Tax Identification Number (Social Security Number for most investors) on your account application.
--------------------------------------------------------------------------------

SHAREHOLDER INFORMATION

--------------------------------------------------------------------------------

INSTRUCTIONS FOR OPENING OR ADDING TO AN ACCOUNT

BY MAIL

If purchasing through your financial advisor or brokerage account, simply tell your advisor or broker that you wish to purchase shares of the Fund and he or she will take care of the necessary documentation. For all other purchases, follow the instructions below.

All investments made by regular mail or express delivery, whether initial or subsequent, should be sent:

              BY REGULAR MAIL:                       BY EXPRESS MAIL:
              Performance Funds                      Performance Funds
              P.O. Box 182484                        3435 Stelzer Road
              Columbus, OH 43218-2484                Columbus, OH 43219

For Initial Investment:
1. Carefully read and complete the application. Establishing your account privileges now saves you the inconvenience of having to add them later.
2. Make check, bank draft or money order payable to "Performance Funds Trust" and include the name "Money Market Fund" on the check.
3.   Mail or deliver application and payment to address above.

For Subsequent Investment:
1. Use the investment slip attached to your account statement. Or, if unavailable, provide the following information:
     o   Fund name
     o   Share class
     o   Amount invested
     o   Account name and account number

2. Make check, bank draft or money order payable to "Performance Funds Trust" and include your account number on the check.

3.   Mail or deliver investment slip and payment to the address above.

ELECTRONIC PURCHASES

Your bank must participate in the Automated Clearing House (ACH) and must be a
U. S. Bank. Your bank or broker may charge for this service.

Establish the electronic purchase option on your account application or call 1-800-737-3676. Your account can generally be set up for electronic purchases within 15 days.

Call 1-800-737-3676 to arrange a transfer from your bank account.

SHAREHOLDER INFORMATION

--------------------------------------------------------------------------------


                           ELECTRONIC VS. WIRE TRANSFER

                           Wire transfers allow financial institutions to send funds to each other, almost instantaneously. With an electronic purchase or sale, the transaction is made through the Automated Clearing House (ACH) and may take up to eight days to clear. There is generally no fee for ACH transactions.
                           -----------------------------------------------------


BY WIRE TRANSFER

Call 1-800-737-3676 to obtain a new account number and instructions for sending your application, and for instructing your bank to wire transfer your investment.

NOTE:  YOUR BANK MAY CHARGE A WIRE TRANSFER FEE.

--------------------------------------------------------------------------------
You can add to your account by using the convenient options described below. The Fund reserves the right to change or eliminate these privileges at any time with 60 days notice.
--------------------------------------------------------------------------------

SHAREHOLDER INFORMATION

--------------------------------------------------------------------------------


AUTOMATIC INVESTMENT PROGRAM                  PAYROLL DIRECT DEPOSIT

You can make automatic investments in         You may set up a payroll direct
the Fund from your bank account.              deposit arrangement through your
Automatic investments can be as little        employer or retirement benefit
as $25; no investment is required to          source.  You may make periodic
establish an automatic investment             investments of at least $20 per
account.                                      pay period.

To invest regularly from your bank            To invest regularly from your
account:                                      paycheck or government check:
   | |   Complete the Automatic               Call 1-800-737-3676 for an
         Investment Plan portion on your      enrollment form.
         Account Application.
         Make sure you note:
         o  Your bank name,
            address and account
            number
         o  The amount you wish to
            invest automatically
            (minimum $25)
         o  How often you want to
            invest (every month or
            4 times a year)
   | |   Attach a voided personal check.


--------------------------------------------------------------------------------
Dividends and Distributions

All dividends and distributions will be automatically reinvested unless you request otherwise. There are no sales charges for reinvested distributions Capital gains are distributed at least annually.

DISTRIBUTIONS ARE MADE ON A PER SHARE BASIS REGARDLESS OF HOW LONG YOU'VE OWNED YOUR SHARES. THEREFORE, IF YOU INVEST SHORTLY BEFORE THE DISTRIBUTION DATE, SOME OF YOUR INVESTMENT WILL BE RETURNED TO YOU IN THE FORM OF A DISTRIBUTION.


--------------------------------------------------------------------------------

SHAREHOLDER INFORMATION

SELLING YOUR SHARES
--------------------------------------------------------------------------------

You may sell your          WITHDRAWING MONEY FROM YOUR FUND INVESTMENT
shares at any time.
Your sales price will      As a mutual fund shareholder, you are technically
be the next NAV after      selling shares when you request a withdrawal in cash.
your sell order is         This is also known as redeeming shares or a
received in good order     redemption of shares.
by the Fund, its
transfer agent, or         -----------------------------------------------------
your investment
representative.            INSTRUCTIONS FOR SELLING SHARES
Normally you will          If selling your shares through your financial adviser
receive your proceeds      or broker, ask him or her for redemption procedures.
within a week after        Your adviser and/or broker may have transaction
your request is            minimums and/or transaction times which will affect
received. See section      your redemption. For all other sales transactions,
on "General Policies on    follow the instructions below.

By telephone               1. Call 1-800-737-3676 with instructions as to how
(unless you have           you wish to receive your funds (mail, wire,
declined telephone         electronic transfer). (See "General Policies on
sales privileges)          Selling Shares--Verifying Telephone Redemptions"
                           below)
--------------------------------------------------------------------------------
By mail                    1. Call 1-800-737-3676 to request redemption forms or
(See "General Policies     write a letter of instruction indicating:
on Selling Shares -        o your Fund and account number
Redemptions in Writing     o amount you wish to redeem
Required")                 o address where your check should be sent
                           o account owner signature
                           2. Mail to:
                           Performance Funds
                           P.O. Box 182484
                           Columbus, OH 43218-2484
--------------------------------------------------------------------------------
By overnight service       See "By mail" instruction 1 above.
(See "General Policies     2. Send to
on Selling Shares--        Performance Funds
Redemptions in Writing     c/o BISYS Fund Services
Required" below)           Attn: T.A. Operations
                           3435 Stelzer Road
                           Columbus, OH 43219

--------------------------------------------------------------------------------
Wire transfer              Call 1-800-737-3676 to request a wire transfer.
You must indicate this
option on your
application.               If you call by 4 p.m. Eastern time, your payment will
                           normally be wired to your bank on the next business day.

Note: Your financial
institution may charge
a fee.

SHAREHOLDER INFORMATION

--------------------------------------------------------------------------------

Electronic Redemptions     Call 1-800-737-3676 to request an electronic
                           redemption.

Your bank must             If you call by 4 p.m. Eastern time, the NAV of your
participate in the         shares will normally be determined on the same day
Automated Clearing House   and the proceeds credited within 8 days.
(ACH) and must be a U.S.
bank.

Your bank may charge
for this service.

AUTOMATIC WITHDRAWAL PLAN
You can receive automatic payments from your account on a monthly, quarterly, semi-annual or annual basis. The minimum periodic withdrawal is $100. To activate this feature:
o  Make sure you've checked the appropriate box on the Account
   Application. Or call 1-800-737-3676
o  Include a voided personal check.
o  You must have a value of $25,000 or more to start withdrawals.

REDEMPTION BY CHECK WRITING
You may write checks in amounts of $100 or more on your account in the Money Market Fund. To obtain checks, complete the signature card section of the Account Application or contact the Fund to obtain a signature card. Dividends and distributions will continue to be paid up to the day the check is presented for payment. You may not close your Money Market Fund account by writing a check.


GENERAL POLICIES ON SELLING SHARES

REDEMPTIONS IN WRITING REQUIRED
You must request redemption in writing in the following situations:
1. Redemptions from Individual Retirement Accounts ("IRAs").
2. Redemption requests requiring a signature guarantee, which include each of the following:
     o Redemptions over $25,000
     o Your account registration or the name(s) in your account has changed within the last 15 days
     o The check is not being mailed to the address on your account
     o The check is not being made payable to the owner of the account
     o The redemption proceeds are being transferred to another Fund account with a different registration.

     A signature guarantee can be obtained from a financial institution, such as a bank, broker-dealer, or credit union, or from members of the STAMP (Securities Transfer Agents Medallion Program), MSP (New York Stock Exchange Medallion Signature Program) or SEMP (Stock Exchanges Medallion Program). Members are subject to dollar limitations which must be considered when requesting their guarantee. The Transfer Agent may reject any signature guarantee if it believes the transaction would otherwise be improper.

SHAREHOLDER INFORMATION

--------------------------------------------------------------------------------

VERIFYING TELEPHONE REDEMPTIONS
The Fund makes every effort to ensure that telephone redemptions are only made by authorized shareholders. All telephone calls are recorded for your protection and you will be asked for information to verify your identity. Given these precautions, unless you have specifically indicated on your application that you do not want the telephone redemption feature, you may be responsible for any fraudulent telephone orders. If appropriate precautions have not been taken, the Transfer Agent may be liable for losses due to unauthorized transactions.

REDEMPTIONS WITHIN 15 DAYS OF INITIAL INVESTMENT
When you have made your initial investment by check, your redemption proceeds will not be mailed until the Transfer Agent is satisfied that the check has cleared (which may require up to 15 business days). You can avoid this delay by purchasing shares with a certified check or federal funds wire.

REFUSAL OF REDEMPTION REQUEST
Payment for shares may be delayed under extraordinary circumstances or as permitted by the Securities and Exchange Commission in order to protect remaining shareholders. If you experience difficulty making a telephone redemption during periods of drastic economic or market change, you can send the Fund your request by regular mail or express mail.

REDEMPTION IN KIND
The Fund reserves the right to make payment in securities rather than cash, known as "redemption in kind" for amounts redeemed by a shareholder, in any 90-day period, in excess of $250,000 or 1% of Fund net assets, whichever is less. If the Fund deems it advisable for the benefit of all shareholders, redemption in kind will consist of securities equal in market value to your shares. When you convert these securities to cash, you will pay brokerage charges.

CLOSING OF SMALL ACCOUNTS
If your account falls below (not as a result of market action) $500, ($250 for IRAs), the Fund may ask you to increase your balance. If it is still below $500 ($250 for IRAs) after 30 days, the Fund may close your account and send you the proceeds at the current NAV.

UNDELIVERABLE REDEMPTION CHECKS
For any shareholder who chooses to receive distributions in cash:
If distribution checks (1) are returned and marked as "undeliverable" or (2) remain uncashed for six months, your account will be changed automatically so that all future distributions are reinvested in your account. Checks that remain uncashed for six months will be canceled and the money reinvested in the Fund.

SHAREHOLDER INFORMATION

EXCHANGING YOUR SHARES
--------------------------------------------------------------------------------

You can exchange your      INSTRUCTIONS FOR EXCHANGING SHARES
shares in the Fund for     Exchanges may be made by sending a written request to
shares of the same         Performance Funds, P.O. Box 182484 Columbus OH
class of another           43218-2484, or by calling 1-800-737-3676. Please
Performance Fund. No       provide the following information:
transaction fees are       o Your name and telephone number
charged for exchanges      o The exact name on your account and account number
(see "Notes on             o Taxpayer identification number (usually your Social
exchanges" below).           Security number)
                           o Dollar value or number of shares to be exchanged
                           o The name of the Fund from which the exchange is to
                             be made
You must meet the          o The name of the Fund into which the exchange is
minimum investment           being made.
requirements for the
Fund into which you        See "Selling your Shares" for important information
are exchanging.            about telephone transactions.
Exchanges from one
Fund to another are        -----------------------------------------------------
taxable.
                           NOTES ON EXCHANGES
AUTOMATIC EXCHANGES
You can use the Fund's     The registration and tax identification numbers of
Automatic Exchange         the two accounts must be identical.
feature to purchase
shares of the              The Exchange Privilege (including automatic
Performance Funds at       exchanges) may be changed or eliminated at any time
regular intervals          upon a 60-day notice to shareholders.
through regular,
automatic redemptions      Be sure to read carefully the Prospectus of any other
from the Money Market      Performance Fund into which you wish to exchange
Fund. To participate       shares.
in the Automatic
Exchange:
o Complete the
  appropriate
  section of the
  Account
  Application.
o Shareholders must
  have a minimum
  initial purchase of
  $10,000 in their
  Performance Funds
  accounts.

To change the
Automatic Exchange
instructions or to
discontinue the
feature, you must send
a written request to
Performance Funds,
P.O. Box 182484,
Columbus, Ohio
43218-2484.

SHAREHOLDER INFORMATION

SERVICE ORGANIZATIONS
--------------------------------------------------------------------------------

Various banks, trust companies, broker-dealers (other than the Distributor) and other financial organizations ("Service Organization(s)") may provide certain administrative services for its customers who invest in the Fund through accounts maintained at that Service Organization. The Fund, under servicing agreements with the Service Organization, will pay the Service Organization an annual rate up to .35% of the Fund's average daily net assets for these services, which include:

         | |    receiving and processing shareholder orders
         | |    performing the accounting for customers' sub-accounts
         | |    maintaining retirement plan accounts
         | |    answering questions and handling correspondence for customer accounts
         | |    acting as the sole shareholder of record for customer accounts
         | |    issuing shareholder reports and transaction confirmations
         | |    performing daily "sweep" functions

Investors who purchase, sell or exchange shares of the Fund through a customer account maintained at a Service Organization may be charged extra for other services which are not specified in the servicing agreement with the Fund but are covered under separate fee schedules provided by the Service Organization to their customers. Customers with accounts at Service Organizations should consult their Service Organization for information concerning their sub-accounts. The Adviser or Administrator also may pay Service Organizations for rendering services to customers' sub-accounts.

DIVIDENDS, DISTRIBUTIONS AND TAXES
--------------------------------------------------------------------------------

Any income the Fund receives is paid out, less expenses, in the form of dividends to its shareholders. Dividends are declared daily and paid monthly. Capital gains are distributed at least annually.

An exchange of shares is considered a sale, and any related gains may be subject to applicable taxes.

Dividends are taxable as ordinary income. Taxes on capital gains by the Fund will vary with the length of time the Fund has held the security - not how long you have invested in the Fund.

Some dividends may be taxable in the year in which they are declared, even if they are paid or appear on your account statement the following year. Dividends and distributions are treated in the same manner for federal income tax purposes whether you receive them in cash or in additional shares.

You will be notified in January each year about the federal tax status of distributions made by the Fund. Depending on your residence for tax purposes, distributions also may be subject to state and local taxes, including withholding taxes.

Foreign shareholders may be subject to special withholding requirements.

There is a penalty on certain pre-retirement distributions from retirement accounts. Consult your tax adviser about the federal, state and local tax consequences in your particular circumstances.

FINANCIAL HIGHLIGHTS


THE FINANCIAL HIGHLIGHTS TABLE IS INTENDED TO HELP YOU UNDERSTAND THE FUND'S FINANCIAL PERFORMANCE FOR THE PERIOD OF THE FUND'S OPERATIONS. CERTAIN INFORMATION REFLECTS FINANCIAL RESULTS FOR A SINGLE FUND SHARE. THE TOTAL RETURNS IN THE TABLE REPRESENT THE RATE THAT AN INVESTOR WOULD HAVE EARNED ON AN INVESTMENT IN THE FUND (ASSUMING REINVESTMENT OF ALL DIVIDENDS AND DISTRIBUTIONS). THIS INFORMATION HAS BEEN AUDITED BY PRICEWATERHOUSECOOPERS LLP, WHOSE REPORT, ALONG WITH THE FUND'S FINANCIAL STATEMENTS, ARE INCLUDED IN THE ANNUAL REPORT, WHICH IS AVAILABLE UPON REQUEST.



INSERT PAST 5 YEARS'
FINANCIAL HIGHLIGHTS
FROM ANNUAL REPORT.



MONEY MARKET FUND FINANCIAL HIGHLIGHTS

For more information about the Fund, the following documents are available free upon request:

ANNUAL/SEMIANNUAL REPORTS (REPORTS):
The Fund's annual and semi-annual reports to shareholders contain additional information on the Fund's investments. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI): The SAI provides more detailed information about the Fund, including its operations and investment policies. It is incorporated by reference and is legally considered a part of this prospectus.

--------------------------------------------------------------------------------
YOU CAN GET FREE COPIES OF REPORTS AND THE SAI, OR REQUEST OTHER INFORMATION AND DISCUSS YOUR QUESTIONS ABOUT THE FUND BY CONTACTING A BROKER OR BANK THAT SELLS THE FUND. OR CONTACT THE FUND AT:

                                PERFORMANCE FUNDS
                                 P.O. BOX 182484
                            COLUMBUS, OHIO 43218-2484
                            TELEPHONE: 1-800-737-3676
--------------------------------------------------------------------------------

You can review the Fund's reports and SAIs at the Public Reference Room of the Securities and Exchange Commission. You can get text-only copies:
     o For a fee, by writing the Public Reference Section of the Commission, Washington, D.C. 20549-6009 or calling 1-800-SEC-0330.
     o  Free from the Commission's Website at http://www.sec.gov.












     Investment Company Act file no. 811-6603.

                             PERFORMANCE FUNDS TRUST
                       TELEPHONE: 1-800 PERFORM (737-3676)

            STATEMENT OF ADDITIONAL INFORMATION - SEPTEMBER 30, 1999

                              THE MONEY MARKET FUND
                      THE SHORT TERM GOVERNMENT INCOME FUND
                  THE INTERMEDIATE TERM GOVERNMENT INCOME FUND
             THE SMALL CAP EQUITY FUND (FORMERLY THE SMALL CAP FUND)
           THE MID CAP EQUITY FUND (FORMERLY THE MID CAP GROWTH FUND)
                            THE LARGE CAP EQUITY FUND


         Performance Funds Trust (the "Trust") is an open-end, management investment company of the series type. This Statement of Additional Information ("SAI") contains information about the Class A Shares, Class B Shares and the "Institutional Shares" of each of the Trust's investment portfolios--THE MONEY MARKET FUND, THE SHORT TERM GOVERNMENT INCOME FUND (THE "SHORT TERM FUND"), THE INTERMEDIATE TERM GOVERNMENT INCOME FUND (THE "INTERMEDIATE FUND") (THE SHORT TERM FUND AND THE INTERMEDIATE FUND ARE TOGETHER REFERRED TO HEREIN AS THE "GOVERNMENT INCOME FUNDS"), THE SMALL CAP EQUITY FUND, THE MID CAP EQUITY FUND AND THE LARGE CAP EQUITY FUND (each, a "Fund" and collectively, the "Funds"). The investment objectives of each Fund are described in the Prospectus. See "The Investment Policies of the Funds."



         This SAI is not a prospectus and should be read in conjunction with the Funds' Prospectus, dated September 30, 1999. All terms used in this SAI that are defined in the Prospectus will have the meanings assigned in the Prospectus. The financial statements and related report of the independent accountants in the Funds' Annual Report for the fiscal year ended May 31, 1999 are incorporated by reference into this SAI. Copies of the Prospectus and the Annual Report may be obtained without charge by writing to the Trust's distributor, at 3435 Stelzer Road, Columbus, Ohio 43219; or by calling the Funds at the telephone number indicated above.

                                TABLE OF CONTENTS


Investment Policies...................................................... 1
Description of Securities and Investment Practices....................... 3
Investment Restrictions
Management Of The Funds..................................................13
Rule 12b-1 Distribution Plan.............................................17
Calculation Of Yield And Total Return....................................18
Determination Of Net Asset Value.........................................22
Portfolio Transactions...................................................23
Federal Income Taxes.....................................................25
Shares Of Beneficial Interest............................................28
Other Information........................................................30
Custodian................................................................31
Experts..................................................................31
Financial Statements.....................................................31
Appendix.................................................................32

Neither the Prospectus nor SAI constitutes an offer to sell or a solicitation of an offer to buy any securities other than the registered securities to which it relates. Neither the Prospectus nor SAI constitutes an offer to sell or a solicitation of an offer to buy such securities in any circumstances in which such offer or solicitation is unlawful.

                               INVESTMENT POLICIES

The Prospectus discusses the investment objectives of the Funds and the policies to be employed to achieve those objectives. This section contains supplemental information concerning certain types of securities and other instruments in which the Funds may invest, the investment policies and portfolio strategies that the Funds may utilize, and certain risks attendant to such investments, policies and strategies. The investment objective of each Fund is a fundamental policy of the Fund and may not be changed without the approval of the Fund's shareholders.



THE FUNDS

         THE MONEY MARKET FUND. The Fund pursues its objective to provide investors with as high a level of current income as is consistent with preservation of capital and liquidity by investing in a broad range of high quality, short-term, money market instruments that have remaining maturities not exceeding 397 days. The Fund is required to maintain a dollar-weighted average portfolio maturity no greater than 90 days. The Fund's investments may include any investments permitted under federal rules governing money market funds, including: U.S. Government Securities; domestic and foreign bank obligations; commercial paper, corporate debt securities, variable rate demand notes and repurchase agreements and other high quality short-term securities (see "U.S. Government Securities", "Domestic and Foreign Bank Obligations", "Commercial Paper", "Corporate Debt Securities", "Repurchase Agreements", and "Variable and Floating Rate Demand, and Master Demand Notes").

         The Adviser selects only those U.S. dollar-denominated debt instruments that meet the high quality and credit risk standards established by the Board of Trustees and consistent with Federal requirements applicable to money market funds. In accordance with such requirements, the Fund will purchase securities that are rated within the top two rating categories by at least two nationally recognized statistical rating organizations ("NRSROs") or, if only one NRSRO has rated the security, by that NRSRO, or if not rated, the securities are deemed of comparable quality pursuant to standards adopted by the Board of Trustees. The Fund will purchase commercial paper only if, at the time of the investment, the paper is rated within the top rating category or deemed of comparable quality pursuant to standards adopted by the Board of Trustees. The Fund will invest no more than 5% of its total assets in securities rated below the highest rating category or, if unrated, deemed of comparable quality.

         The Fund may also invest in the securities of other investment companies (see "Investment Company Securities"). The Fund may also lend its portfolio securities (see "Lending Securities").

         THE SHORT TERM AND INTERMEDIATE TERM GOVERNMENT INCOME FUNDS. Each Government Income Fund pursues its objective as described in the prospectus by investing primarily in securities issued by the U.S. Government, its agencies and instrumentalities (see "U.S. Government Securities" and "Mortgage Related Securities") within such Fund's given maturity restrictions described in the prospectus. These securities may also include zero coupon securities (see "Zero Coupon Securities").

         To permit desirable flexibility, each Fund has authority to invest up to 35% of its total assets in corporate debt securities rated BBB or better by Standard &Poor's (S&P) or Baa or better by Moody's Investment Services, Inc. ("Moody's") (or deemed of comparable quality by the Adviser) and high quality money market instruments including commercial paper rated A-2 or better by S&P or Prime-2 or better by Moody's (or deemed by the Adviser to be of comparable quality); certificates of deposit, bankers' acceptances and other short-term debt obligations of domestic and foreign banks variable and floating rate demand and master demand notes; and repurchase agreements with respect to securities in which the Fund is authorized to invest (see "Domestic and Foreign Bank Obligations", "Commercial Paper", "Corporate Debt Securities", "Repurchase Agreements", and "Variable and Floating Rate Demand and Master Demand Notes"). In addition, the Fund may enter into interest rate futures contracts, options on securities and options on futures contracts to a limited extent (see "Interest Rate Futures Contracts and Options Thereon", "Investment in Bond Options" and "Risks Involving Futures Contracts"). The Fund may also invest in investment companies, securities on a when-issued basis or forward commitment basis and lend its portfolio securities (see "Investment Company Securities", "When-Issued, Delayed Delivery Securities and Forward Commitments" and "Lending Securities").

         THE SMALL CAP EQUITY FUND. The Small Cap Equity Fund pursues its objective of long-term capital appreciation by investing primarily in a diversified portfolio of common and preferred stocks and securities convertible into common stock of small companies as described in the prospectus (see "Convertible Securities").

          Its investments in non-U.S. issuers will generally be in the form of American Depository Receipts ("ADRs") (see "Foreign Securities and American Depositary Receipts"). In addition, the Fund may enter into stock index futures contracts, options on securities, options on futures contracts and forward foreign currency exchange contracts to a limited extent (see "Stock Index Futures Contracts", "Options on Common Stocks and Stock Indices" and "Options on Index Futures"). The Fund may also invest in investment companies and corporate reorganizations and lend its portfolio securities (see "Investment Company Securities", "Corporate Reorganizations", and "Lending Securities"). The Fund may also engage in short sales (see "Short Sales").

         THE MID CAP EQUITY FUND. The Mid Cap Equity Fund pursues its objective of long-term capital appreciation by investing primarily in a diversified portfolio of publicly traded common stocks. Under normal circumstances, at least 65% of the Fund's total assets will be invested in equity securities of mid-sized companies. Mid-sized companies are defined as those with market capitalizations that fall within the range of companies in the S&P Mid Cap Index at the time of investment. The S&P Mid Cap Index is an unmanaged index that is designed to track the performance of medium sized companies. The index is updated quarterly, and the companies included in the index, as well as their capitalization ranges, change from time to time. A company that was within the range of the index at the time its stock was purchased by the Fund will continue to be considered mid-sized for purposes of the 65% test even if its capitalization subsequently falls outside the range of the index. Under normal market conditions, up to 35% of the Fund's total assets may be invested in options, warrants, preferred stock, foreign securities, money market instruments, investment grade debt securities and securities convertible into common or preferred stock, futures contracts and equity securities of larger capitalized companies (see "Options on Common Stock and Stock Indices," "Warrants," "Convertible Securities," "Foreign Securities and American Depository Receipts," "Corporate Debt Securities," "Stock Index Future Contracts" and "Options on Index Futures") The Fund may invest without limit in debt instruments, preferred stock and equity securities of larger capitalized companies for temporary defensive purposes when the Adviser has determined that abnormal market or economic conditions so warrant. These debt obligations may include U.S. Government Securities; certificates of deposit, bankers' acceptances and other short-term debt obligations of banks, short term money market instruments including commercial paper rated "A-1" or better by Standard & Poor's, S&P, or "P-1" or better by Moodys ; and repurchase agreements with respect to securities in which the Fund is authorized to invest. (See "Domestic and Foreign Bank Obligations", "Commercial Paper", "Repurchase Agreements" and "Variable and Floating Rate Demand Notes." The Fund may also invest in investment companies and lend portfolio securities (See "Investment Company Securities" and "Lending Securities".)

         THE LARGE CAP EQUITY FUND. The Large Cap Equity Fund pursues its objective of long-term capital appreciation by investing primarily in common stocks. The Fund may also enter into stock index futures contracts, options on securities, and options on futures contracts to a limited extent (see "Stock Index Futures Contracts", "Options on Common Stocks and Stock Indices" and "Options on Index Futures "). The Fund expects to invest primarily in securities of U.S.-based companies, but it may also invest in securities of non-U.S. companies, generally through ADRs (see "Foreign Securities"). Under normal circumstances, at least 65% of the Fund's total assets will be invested in equity securities of large U.S. companies. Large companies are defined as those with market capitalization in excess of $1 billion at the time of purchase. Companies that satisfy this test at the time of purchase will continue to be considered "large" for purposes of the 65% test even if they subsequently fall below this range. Under normal conditions, up to 35% of the Fund's total assets may be invested in investment grade fixed income securities, mortgage related and asset backed securities, foreign securities, U.S. Government Securities and options and futures transactions (see "U.S. Government Securities," "Corporate Debt Securities," "Mortgage Related Securities" and "Other Asset Backed Securities"). When warranted by business or financial conditions, or when, in the opinion of the Adviser, it is the best interests of the Fund, the Fund may for temporary defensive purposes invest up to 100% of its total assets in U.S. Government Securities or, subject to a 25% industry concentration limitation, certificates of deposit, bankers' acceptances, commercial paper, repurchase agreements

(maturing in seven days or less) and debt obligations of corporations (corporate bonds, debentures, notes and other similar corporate debt instruments) which are rated A or better by at least two rating organizations.


               DESCRIPTION OF SECURITIES AND INVESTMENT PRACTICES

         U.S. GOVERNMENT SECURITIES (all Funds). The Funds may invest in all types of securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies, authorities or instrumentalities, including U.S. Treasury obligations with varying interest rates, maturities and dates of issuance, such as U.S. Treasury bills (maturities of one year or less), U.S. Treasury notes (generally maturities of one to ten years) and U.S. Treasury bonds (generally maturities of greater than ten years) and obligations issued or guaranteed by U.S. Government agencies or which are supported by the full faith and credit pledge of the U.S. Government. In the case of U.S. Government obligations which are not backed by the full faith and credit pledge of the United States, the Fund must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment and may not be able to assert a claim against the United States in the event the agency or instrumentality is unable to meet its commitments. Such securities may also include securities for which the payment of principal and interest is backed by an irrevocable letter of credit issued by the U.S. Government, its agencies, authorities or instrumentalities and participations in loans made to foreign governments or their agencies that are substantially guaranteed by the U.S. Government (such as Government Trust Certificates). See "Mortgage-Related Securities" and "Other Asset-Backed Securities" below.

         DOMESTIC AND FOREIGN BANK OBLIGATIONS (all Funds). These obligations include but are not restricted to certificates of deposit, commercial paper, Yankeedollar certificates of deposit, bankers' acceptances, Eurodollar certificates of deposit and time deposits, promissory notes and medium-term deposit notes. The Funds will not invest in any obligations of its affiliates, as defined under the Investment Company Act of 1940, as amended (the "1940 Act"). The Funds limit their investments in U.S. bank obligations to obligations of U. S. banks (including foreign branches). The Funds limit their investments in foreign bank obligations to U. S. dollar-denominated obligations of foreign banks (including U.S. branches of foreign banks) which, in the opinion of the Adviser, are of an investment quality comparable to obligations of U.S. banks which may be purchased by the Funds.

         Fixed time deposits may be withdrawn on demand by the investor, but may be subject to early withdrawal penalties which vary depending upon market conditions and the remaining maturity of the obligation. There are no contractual restrictions on the right to transfer a beneficial interest in a fixed time deposit to a third party, although there is no market for such deposits. Investments in fixed time deposits subject to withdrawal penalties maturing from two days through seven days may not exceed 10% of the value of the total assets of the Fund.

         Obligations of foreign banks involve somewhat different investment risks than those affecting obligations of U.S. banks, including the possibilities that their liquidity could be impaired because of future political and economic developments, that the obligations may be less marketable than comparable obligations of U. S. banks, that a foreign jurisdiction might impose withholding taxes on interest income payable on those obligations, that foreign deposits may be seized or nationalized, that foreign governmental restrictions, such as exchange controls, may be adopted which might adversely affect the payment of principal and interest on those obligations, that the selection of those obligations may be more difficult because there may be less publicly available information concerning foreign banks, or that the accounting, auditing and financial reporting standards, practices and requirements applicable to foreign banks may differ from those applicable to U.S. banks. Foreign banks are not subject to examination by any U.S. Government agency or instrumentality.

         Investments in Eurodollar and Yankeedollar obligations involve additional risks. Most notably, there generally is less publicly available information about foreign companies; there may be less governmental regulation and supervision; they may use different accounting and financial standards; and the adoption of foreign governmental restrictions may adversely affect the payment of principal and interest on foreign investments. In addition, not all foreign branches of U.S. banks are supervised or examined by regulatory authorities as are United States banks, and such branches may not be subject to reserve requirements.

         COMMERCIAL PAPER (all Funds). Commercial paper includes short-term unsecured promissory notes, variable rate demand notes and variable rate master demand notes issued by U.S. banks and bank holding companies, U.S. corporations and financial institutions, as well as similar taxable and tax-exempt instruments issued by government agencies and instrumentalities. Each Fund establishes its own standards of creditworthiness for issuers of such investments.

         CORPORATE DEBT SECURITIES (all Funds). The Funds may invest in U.S. dollar-denominated obligations issued or guaranteed by U.S. corporations or U.S. commercial banks, U.S. dollar denominated obligations of foreign issuers, including, for the Equity and Government Funds, those described below under "Foreign Securities and American Depository Receipts." Such debt obligations include, among others, bonds, notes, debentures, commercial paper and variable rate demand notes. Bank obligations include, but are not limited to certificates of deposit, bankers' acceptances, and fixed time deposits. The Adviser, in choosing corporate debt securities on behalf of a Fund will evaluate each issuer based on (i) general economic and financial conditions; (ii) the specific issuer's (a) business and management, (b) cash flow, (c) earnings coverage of interest and dividends, (d) ability to operate under adverse economic conditions, (e) fair market value of assets, and (f) in the case of foreign issuers, unique political, economic or social conditions to such issuer's country; and, (iii) other considerations the Adviser deems appropriate. Investment in obligations of foreign issuers may present a greater degree of risk than investment in domestic securities (see "Foreign Securities and American Depository Receipts" below for more details). The Money Market Fund's investments in U.S. corporate debt securities are limited to corporate bonds, debentures, notes and other similar corporate debt instruments which meet previously disclosed minimum ratings or if unrated, are in the Adviser's opinion comparable in quality to corporate debt securities in which the Fund may invest.

         UNRATED INVESTMENTS (all Funds). Each Fund may purchase instruments that are not rated if such obligations are of investment quality comparable to other rated investments that are permitted to be purchased by such Fund in accordance with procedures adopted by the Board of Trustees.


         After purchase by a Fund, a security may cease to be rated or its rating may be reduced below the minimum required for purchase by such Fund. Neither event will require a sale of such security by such Fund. However, in the case of the Money Market Fund, if the security is downgraded to a level below that permitted for money market funds under Rule 2a-7 of the 1940 Act, the Fund's Adviser must report such event to the Board of Trustees as soon as possible to permit the Board to reassess the security promptly to determine whether it may be retained as an eligible investment for the fund. To the extent the ratings given by a NRSRO may change as a result of changes in such organizations or their rating systems, the Money Market Fund will attempt to use comparable ratings as standards for investments in accordance with the investment policies contained in the Prospectus and in this SAI.


         LETTERS OF CREDIT (all Funds). Each Fund may purchase debt obligations backed by an irrevocable letter of credit of a bank, savings and loan association or insurance company which assumes the obligation for payment of principal and interest in the event of default by the issuer. Only banks, savings and loan associations and insurance companies which, in the opinion of the Adviser are of investment quality comparable to other permitted investments of the fund may be used for letter of credit-backed investments.

         LENDING OF SECURITIES (all Funds). Each Fund may lend its portfolio securities to qualified institutional investors who need to borrow securities in order to complete certain transactions, such as covering short sales, avoiding failures to deliver securities or completing arbitrage operations. By lending its portfolio securities, each Fund attempts to increase its income through the receipt of interest on the loan. Any gain or loss in the market price of the securities loaned might occur during the term of the loan would be for the account of the Fund. If the borrower fails to maintain the requisite amount of collateral, the loan automatically terminates and the Fund could use the collateral to replace the securities while holding the borrower liable for any excess of replacement cost over the value of the collateral. As with any extension of credit, there are risks of delay in recovery and in some cases even loss of rights in collateral should the borrower of the securities fail financially. Each Fund may lend its portfolio securities to qualified brokers, dealers, domestic banks or other domestic financial institutions, so long as the terms, and the structure of such loans are not inconsistent with the 1940 Act or the Rules and Regulations or interpretations of the Securities and Exchange Commission (the "SEC") thereunder, which currently require that (a) the borrower pledge and maintain with the Fund collateral consisting of cash, an irrevocable letter of credit or securities issued or guaranteed by a domestic bank or the U.S. Government having a value at all times not less than 100% of the value of the securities loaned, (b) the borrower add to such collateral whenever the price of securities loaned rises (i.e., the borrower "marked-to-market" on a daily basis), (c) the loan be made subject to termination by the Fund at any time and
(d) the Fund receives reasonable interest on the loan (which may include the Fund's investing any cash collateral in interest bearing short-term investments), any distributions on the loaned securities and any increase in their market value. A Fund will not lend portfolio securities if, as a result, the aggregate of such loans exceed 33 1/3% of the value of a Fund's total assets. Loan arrangements made will comply with all other applicable regulatory requirements, including the rules of the New York Stock Exchange, which rules presently require the borrower, after notice, to redeliver the securities within the normal settlement time of five business days. All relevant facts and circumstances, including the creditworthiness of the broker, dealer or institution, will be considered in making decisions with respect to the lending of securities, subject to review by the Board of Trustees.


         INTEREST RATE FUTURES CONTRACTS AND OPTIONS THEREON. The Government Income Funds and The Money Market Fund may use interest rate futures contracts ("futures contracts") principally as a hedge against the effects of interest rate changes. A futures contract is an agreement between two parties to buy and sell a security for a set price on a future date. Future contracts are traded on designated "contracts markets" which, through their clearing corporations, guarantee performance of the contracts. Currently, there are futures contracts based on securities such as long-term U.S. Treasury bonds, U.S. Treasury notes, GNMA Certificates and three-month U.S. Treasury bills.

         Generally, if market interest rates increase, the value of outstanding debt securities decline (and vice versa). Entering into a futures contract for the sale of securities has an effect similar to the actual sale of securities, although sale of the futures contract might be accomplished more easily and quickly. For example, if a Fund holds long-term U.S. Government securities and the Adviser anticipates a rise in long-term interest rates, it could, in lieu of selling its portfolio securities, enter into futures contracts for the sale of similar long-term securities. If rates increased and the value of a Fund's portfolio securities declined, the value of the Fund's futures contracts would increase, thereby protecting the Fund by preventing its net asset value from declining as much as it otherwise would have declined. Similarly, entering into futures contracts for the purchase of securities has an effect similar to actual purchase of the underlying securities, but permits the continued investment of securities other than the underlying securities. For example, if the Adviser expects long-term interest rates to decline, the Fund might enter into futures contracts for the purchase of long-term securities, so that it could gain rapid market exposure that may offset anticipated increases in the cost of securities it intends to purchase, while continuing to hold higher-yielding short-term securities or waiting for the long-term market to stabilize.


         At the time a Fund enters into a futures transaction, it is required to make a performance deposit (initial margin) of cash or liquid securities with its custodian in a segregated account in the name of the futures broker. Subsequent payments of "variation margin" are then made on a daily basis, depending on the value of the futures which is continually "marked-to-market."


         The Funds may engage only in interest rate futures contract transactions involving (i) the sale of the designated debt securities underlying the futures contract (i.e., short positions) to hedge the value of securities held by such Funds; (ii) the purchase of the designated debt securities underlying the futures contract when such Funds hold a short position having the same delivery month (i.e., a long position offsetting a short position); or
(iii) activities that are incidental to a Fund's activities in the cash market in which such a Fund has determined to invest. If the market moves favorably after a Fund enters into an interest rate futures contract as a hedge against anticipated adverse market movements, the benefits from such favorable market movements on the value of the securities so hedged will be offset in whole or in part, by a loss on the futures contract.


         The Funds may engage in futures contract sales to maintain the income advantage from continued holding of a long-term security while endeavoring to avoid part or all of the loss in market value that would otherwise accompany a decline in long-term security prices. If, however, securities prices rise, a Fund would realize a loss in closing out its futures contract sales that would offset any increases in prices of the long-term securities it holds.


         The Funds may purchase and sell interest rate futures contracts ("futures contracts") as a hedge against changes in interest rates, provided that not more than 25% of each Fund's net assets are at risk due to such transactions.

         An option on a futures contract gives the purchaser the right, but not the obligation, in return for the premium paid, to assume (in the case of a call) or sell (in the case of a put) a position in a specified underlying futures contract (which position may be a long or short position) at a specified exercise price at any time during the option exercise period. Sellers of options on futures contracts, like buyers and sellers of futures contracts, make an initial performance deposit and are subject to calls for variation margin.

         INVESTMENT IN BOND OPTIONS. The Government Income Funds may purchase put and call options and write covered put and call options on securities in which each such Fund may invest directly and that are traded on registered domestic securities exchanges or that result from separate, privately negotiated transactions with primary U.S. Government securities dealers recognized by the Board of Governors of the Federal Reserve System (i.e., over-the-counter (OTC) options). The writer of a call option, who receives a premium, has the obligation, upon exercise, to deliver the underlying security against payment of the exercise price during the option period. The writer of a put, who receives a premium, has the obligation to buy the underlying security, upon exercise, at the exercise price during the option period.

         The Government Income Funds may write put and call options on bonds only if they are covered, and such options must remain covered as long as the Fund is obligated as a writer. A call option is covered if a Government Income Fund owns the underlying security covered by the call or has an absolute and immediate right to acquire that security without additional cash consideration (or for additional cash consideration if the underlying security is held in a segregated account by its custodian) upon conversion or exchange of other securities held in its portfolio. A put option is covered if a Government Income Fund maintains liquid assets with a value equal to the exercise price in a segregated account with its custodian.

         The principal reason for writing put and call options is to attempt to realize, through the receipt of premiums, a greater current return than would be realized on the underlying securities alone. In return for the premium received for a call option, the Government Income Funds forego the opportunity for profit from a price increase in the underlying security above the exercise price so long as the option remains open, but retains the risk of loss should the price of the security decline. In return for the premium received for a put option, the Government Income Funds assume the risk that the price of the underlying security will decline below the exercise price, in which case the put would be exercised and the Fund would suffer a loss. The Government Income Funds may purchase put options in an effort to protect the value of a security it owns against a possible decline in market value.

         Writing of options involves the risk that there will be no market in which to effect a closing transaction. An exchange-traded option may be closed out only on an exchange that provides a secondary market for an option of the same series. OTC options are not generally terminable at the option of the writer and may be closed out only by negotiation with the holder. There is also no assurance that a liquid secondary market on an exchange will exist. In addition, because OTC options are issued in privately negotiated transactions exempt from registration under the Securities Act of 1933, there is no assurance that the Government Income Funds will succeed in negotiating a closing out of a particular OTC option at any particular time. If a Government Income Fund, as covered call option writer, is unable to effect a closing purchase transaction in the secondary market or otherwise, it will not be able to sell the underlying security until the option expires or it delivers the underlying security upon exercise.

         The staff of the SEC has taken the position that purchased options not traded on registered domestic securities exchanges and the assets used as cover for written options not traded on such exchanges are generally illiquid securities. However, the staff has also opined that, to the extent a mutual fund sells an OTC option to a primary dealer that it considers creditworthy and contracts with such primary dealer to establish a formula price at which the fund would have the absolute right to repurchase the option, the fund would only be required to treat as illiquid the portion of the assets used to cover such option equal to the formula price minus the amount by which the option is in-the-money. Pending resolution of the issue, the Government Income Funds will treat such options and, except to the extent permitted through the procedure described in the preceding sentence, assets as subject to each such Fund's limitation on investments in securities that are not readily marketable.


         OPTIONS ON COMMON STOCKS AND STOCK INDICES (THE EQUITY FUNDS ONLY). Each Fund may write (i.e., sell) call options ("calls") if the calls are "covered" throughout the life of the option. A call is "covered" if a Fund owns or has the right to acquire the optioned securities and maintains, in a segregated account with its custodian, liquid assets with a value sufficient to meet its obligations under the call, or if a Fund owns an offsetting call option. When a Fund writes a call, it receives a premium and gives the purchaser the right to buy the underlying security at any time during the call period (usually not more than nine months in the case of common stock) at a fixed exercise price, regardless of market price changes during the call period. If the call is exercised, each Fund forgoes any gain from an increase in the market price of the underlying security over the exercise price.

         Each Fund also may purchase put options ("puts"). When a Fund purchases a put, it pays a premium in return for the right to sell the underlying security at the exercise price at any time during the option period. If any put is not exercised or sold, it will become worthless on its expiration date. If a put is purchased and becomes worthless on its expiration date, a Fund will have lost the premium and this will have the effect of reducing the Fund's return.

         Each Fund will realize a gain (or loss) on a closing purchase transaction with respect to a call previously written by the Fund if the premium, plus commission costs, paid to purchase the call is less (or greater) than the premium, less commission costs, received on the sale of the call. A gain also will be realized if a call which the Fund has written lapses unexercised, because the Fund would retain the premium.

         Each Fund will not purchase options if, as a result, the aggregate cost of all outstanding options exceeds 10% of the Fund's total assets. There can be no assurance that a liquid secondary market will exist at any given time for a particular option.

         INDEX FUTURES CONTRACTS (EQUITY FUNDS). Each Fund may enter into stock index futures contracts in order to protect the value of common stock investments, provided that not more than 25% of the Fund's total assets are at risk due to such transactions. An index futures contract is a contract to buy or sell units of an index at a specified future date at a price agreed upon when the contract is made. Entering into a contract to buy units of an index is commonly referred to as buying or purchasing a contract or holding a long position in the index. Entering into a contract to sell units of an index is commonly referred to as selling a contract or holding a short position. A unit is the current value of the index. The Funds may enter into stock index futures contracts and may purchase and sell options thereon.


         There are several risks in connection with the use by the Funds of index futures as a hedging device. One risk arises because of the imperfect correlation between movements in the prices of the index futures and movements in the prices of securities which are the subject of the hedge. The Fund will attempt to reduce this risk by selling, to the extent possible, futures on indices the movements of which will, in the Adviser's judgment, have a significant correlation with movements in the prices of the Fund's portfolio securities sought to be hedged.

         Successful use of the index futures by the Funds for hedging purposes is also subject to a Fund's ability to predict correctly movements in the direction of the market. It is possible that, where a Fund has sold futures to hedge its portfolio against a decline in the market, the index on which the futures are written may advance and the value of securities held in the Fund's portfolio may decline. If this occurs, the Fund would lose money on the futures and also experience a decline in the value in its portfolio securities. However, while this could occur to a certain degree, the Adviser believes that over time the value of a Fund's portfolio will tend to move in the same direction as the market indices which are intended to correlate to the price movements of the portfolio securities sought to be hedged. It is also possible that, if a Fund has hedged against the possibility of a decline in the market adversely affecting securities held in its portfolio and securities prices increase instead, the Fund will lose part or all of the benefit of the increased value of those securities that it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if a Fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements.

         In addition to the possibility that there may be an imperfect correlation, or no correlation at all, between movements in the index futures and the securities of the portfolio being hedged, the prices of index futures may not correlate perfectly with movements in the underlying index due to certain market distortions. First, all participants in the futures markets are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions which would distort the normal relationship between the index and futures markets. Second, margin requirements in the futures market are less onerous than margin requirements in the securities market, and as a result the futures market may attract more speculators than the securities market. Increased participation by speculators in the futures market may also cause temporary price distortions. Due to the possibility of price distortions in the futures market and also because of the imperfect correlation between movements in the index and movements in the prices of index futures, even a correct forecast of general market trends by the Adviser may still not result in a successful hedging transaction.

         OPTIONS ON INDEX FUTURES (EQUITY FUNDS). Options on index futures are similar to options on securities except that options on index futures give the purchaser the right, in return for the premium paid, to assume a position in an index futures contract (a long position if the option is a call and a short position if the option is a put), at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's futures margin account which represents the amount by which the market price of the index futures contract, at exercise, exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the index future. If an option is exercised on the last trading day prior to the expiration date of the option, the settlement will be made entirely in cash equal to the difference between the exercise price of the option and the closing level of the index on which the future is based on the expiration date. Purchasers of options who fail to exercise their options prior to the exercise date suffer a loss of the premium paid.

         Additional Limitations on Futures Contracts and Related Options. In order to comply with undertakings made by the Trust pursuant to Commodity Futures Trading Commission ("CFTC") Regulation 4.5, the Funds will each use interest rate and stock index futures contracts and options thereon, respectively, solely for bona fide hedging purposes within the meaning and intent of CFTC Reg. 1.3(z)(1); provided, however, that with respect to each long position in an interest rate futures contract or option thereon that will be used as part of a portfolio management strategy and that is incidental to such Fund's activities in the underlying cash market but would not come within the meaning and intent of Reg. 1.3(z)(1), the "underlying commodity value" (the size of the contract or option multiplied by its current settlement price) of each such long position will not at any time exceed the sum of:

         (1) The value of short-term United States debt obligations or other United States dollar-denominated high quality short term money market instruments and cash set aside in an identifiable manner, plus any funds deposited as margin on such contract or option;

         (2) Unrealized appreciation on such contract or option held at the broker; and

         (3) Cash proceeds from existing investments due in not more than 30 days.

         No Fund will enter into financial futures contracts and options thereon for which the aggregate initial margin and premiums exceed 5% of the fair market value of its assets, after taking into account unrealized profits and unrealized losses on any such contracts and options it has entered into; provided, however, that the "in-the-money" amount of an option that was "in-the-money" at the time of purchase will be excluded in computing such 5%.


         RISKS INVOLVING FUTURES TRANSACTIONS. Transactions by the Government Income Funds, Money Market Fund, Small Cap Equity Fund, Mid Cap Equity Fund and Large Cap Equity Fund in futures contracts and options thereon involve certain risks. One risk in employing futures contracts and options thereon to protect against cash market price volatility is the possibility that futures prices will correlate imperfectly with the behavior of the prices of the securities in a Fund's portfolio (the portfolio securities will not be identical to the securities underlying the futures contracts). In addition, commodity exchanges generally limit the amount of fluctuation permitted in futures contract and option prices during a single trading day, and the existence of such limits may prevent the prompt liquidation of futures and option positions in certain cases. Inability to liquidate positions in a timely manner could result in the Funds' incurring larger losses than would otherwise be the case. The use of stock index futures contracts and put options on stock index futures contracts may impair the liquidity of the Funds' assets and the ability to operate as an open-end investment company. The Adviser will monitor the Funds' use of such techniques and report to the Board of Trustees concerning their impact, if any, on liquidity and the Funds' ability to meet redemptions.

         Repurchase Agreements. Securities held by the Funds may be subject to repurchase agreements. A repurchase agreement is an instrument under which the purchaser (i.e., the Fund) acquires a debt security and the seller agrees, at the time of the sale, to repurchase the obligation at a mutually agreed upon time and price, thereby determining the yield during the purchaser's holding period. This results in a fixed rate of return insulated from market fluctuations during such period. The underlying securities are ordinarily U. S. Treasury or other government obligations or high quality money market instruments. The Funds will enter into repurchase agreements only with dealers, domestic banks (members of the Federal Reserve System having total assets in excess of $500 million) or recognized financial institutions which, in the opinion of the Adviser and in accordance with guidelines adopted by the Board of Trustees, present minimal credit risks. The Fund will require that the value of such underlying securities, together with any other collateral held by a Fund, always equals or exceeds the amount of the repurchase obligations of the vendor. While the maturities of the underlying securities in repurchase agreement transactions may be more than one year, the term of such repurchase agreements will always be less than one year. A Fund's risk is primarily that, if the seller defaults, the proceeds from the disposition of underlying securities and other collateral for the sellers obligation are less than the repurchase price. If the seller becomes bankrupt, the Fund might be delayed in selling the collateral. Under the 1940 Act, repurchase agreements are considered loans. Repurchase agreements usually are for short periods, such as one week or less, but could be longer. The Fund will not enter into repurchase agreements of a duration of more than seven days if, taken together with illiquid securities and other securities for which there are no readily available quotations, more than 15% (10% for the Money Market
Fund) of the total net assets of the Fund would be so invested.


         SHORT-TERM TRADING. The Funds do not make a practice of short-term trading; however, purchases and sales of securities will be made whenever necessary in the management's view to achieve the investment objectives of the Fund. The Adviser does not expect that in pursuing the Funds' investment objectives unusual portfolio turnover will be required and intends to keep turnover to a minimum consistent with such investment objective. The Adviser believes unsettled market economic conditions during certain periods require greater portfolio turnover in pursuing the Fund's investment objective than would otherwise be the case. During periods of relatively stable market and economic conditions, the Adviser expects the portfolio turnover of the Fund will not exceed 250%, 150%, 200%, 200% and 200% annually for the Short Term Fund, Intermediate Fund, Small Cap Equity Fund, Mid Cap Equity Fund and Large Cap Equity Fund, respectively.

         VARIABLE AND FLOATING RATE DEMAND AND MASTER DEMAND NOTES (all Funds). The Funds may, from time to time, purchase variable or floating rate demand notes issued by corporations, bank holding companies and financial institutions and similar taxable and tax exempt instruments issued by government agencies and instrumentalities. These securities will typically have a maturity over one year but carry with them the right of the holder to put the securities to a remarketing agent or other entity at designated time intervals and on specified notice. The obligation of the issuer of the put to repurchase the securities may be backed up by a letter of credit or other obligation issued by a financial institution. The purchase price is ordinarily par plus accrued and unpaid interest. Generally, the remarketing agent will adjust the interest rate every seven days (or at other specified intervals) in order to maintain the interest rate at the prevailing rate for securities with a seven-day or other designated maturity. A Fund's investment in demand instruments which provide that such Fund will not receive the principal note amount within seven days' notice, in combination with a Fund's other investments in illiquid instruments, will be limited to an aggregate total of 15% (10% with respect to the Money Market Fund) of that Fund's net assets.

         The Funds may also buy variable rate master demand notes. The terms of these obligations permit a Fund to invest fluctuating amounts at varying rates of interest pursuant to direct arrangements between a Fund, as lender, and the borrower. These instruments permit weekly and, in some instances, daily changes in the amounts borrowed. Each Fund has the right to increase the amount under the note at any time up to the full amount provided by the note agreement, or to decrease the amount, and the borrower may repay up to the full amount of the note without penalty. The notes may or may not be backed by bank letters of credit. Because the notes are direct lending arrangements between a Fund and a borrower, it is not generally contemplated that they will be traded, and there is no secondary market for them, although they are redeemable (and, thus, immediately repayable by the borrower) at principal amount, plus accrued interest, at any time. In connection with any such purchase and on an ongoing basis, the Adviser will consider the earning power, cash flow and other liquidity ratios of the issuer, and its ability to pay principal and interest on demand, including a situation in which all holders of such notes make demand simultaneously. While master demand notes, as such, are not typically rated by credit rating agencies, a Fund may, under its minimum rating standards, invest in them only if at the time of an investment, the issuer meets the criteria set forth in this Prospectus for short term debt securities.




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         FOREIGN SECURITIES AND AMERICAN DEPOSITORY RECEIPTS ("ADRS") (THE
EQUITY FUNDS). The Equity Funds may invest in foreign securities through the purchase of ADRs and may also invest directly in certain debt securities of foreign issuers. The foreign debt securities in which the Equity Funds may invest include securities issued by foreign branches of U.S. banks and foreign banks, Canadian commercial paper and Europaper (U.S. dollar denominated commercial paper of a foreign issuer). Each Equity Fund's investment in foreign debt securities is limited to 5% of its total assets. The Small Cap Equity, Mid Cap Equity and Large Cap Equity Funds may invest in American Depository Receipts
(ADRs). Generally these are receipts issued by a bank or trust company that evidence ownership of underlying securities issued by a foreign corporation and that are designed for use in the domestic securities market. The Funds intend to invest less than 20% of each Fund's total assets in ADRs.


         There are certain risks associated with investments in unsponsored ADR programs. Because the non-U.S. company does not actively participate in the creation of the ADR program, the underlying agreement for service and payment will be between the depository and the shareholder. The company issuing the stock underlying the ADRs pays nothing to establish the unsponsored facility, as fees for ADR issuance and cancellation are paid by brokers. Investors directly bear the expenses associated with certificate transfer, custody and dividend payment.

         In an unsponsored ADR program, there also may be several depositories with no defined legal obligations to the non-U.S. company. The duplicate depositories may lead to marketplace confusion because there would be no central source of information to buyers, sellers and intermediaries. The efficiency of centralization gained in a sponsored program can greatly reduce the delays in delivery of dividends and annual reports.


         Investments in foreign securities and ADRs involve certain risks not typically involved in purely domestic investments, including future foreign political and economic developments, and the possible imposition of foreign governmental laws or restrictions applicable to such investments. Securities of foreign issuers, including through ADRs, are subject to different economic, financial, political and social factors. Individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resources, self-sufficiency and balance of payments position. With respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect the value of the particular security or ADR. There may be less publicly available information about a foreign company than about a U.S. company, and foreign companies may not be subject to accounting, auditing and financial reporting standards and requirements comparable to those of U.S. companies. In addition, with respect to all ADRs, there is always the risk of loss due to currency fluctuations.

         WHEN ISSUED, DELAYED DELIVERY SECURITIES AND FORWARD COMMITMENTS (all Funds, except Money Market Fund). The Funds may enter into forward commitments for the purchase or sale of securities, including on a "when issued" or "delayed delivery" basis. In some cases, a forward commitment may be conditioned upon the occurrence of a subsequent event, such as approval and consummation of a merger, corporate reorganization or debt restructuring. When such transactions are negotiated, the price is fixed at the time of the commitment, with payment and delivery taking place in the future, generally a month or more after the date of the commitment. While the Funds will only enter into a forward commitment with the intention of actually acquiring the security, the Funds may sell the security before the settlement date if it is deemed advisable.

         Securities purchased under a forward commitment are subject to market fluctuation, and no interest (or dividends) accrues to a Fund prior to the settlement date. The Funds will segregate cash or liquid high-grade debt securities with a Fund's custodian in an aggregate amount at least equal to the amount of its outstanding forward commitments.


         MORTGAGE-RELATED SECURITIES (all Funds). The Funds may, consistent with its respective investment objective and policies, invest in mortgage-related securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities.


         Mortgage-related securities, for purposes of the Funds' Prospectus and this SAI, represent pools of mortgage loans assembled for sale to investors by various governmental agencies such as the Government National Mortgage Association and government-related organizations such as the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation, as well as by nongovernmental issuers such as commercial banks,





                                       12
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savings and loan institutions, mortgage bankers, and private mortgage insurance companies. Although certain mortgage-related securities are guaranteed by a third party or otherwise similarly secured, the market value of the security, which may fluctuate, is not so secured. If a Fund purchases a mortgage-related security at a premium, that portion may be lost if there is a decline in the market value of the security whether resulting from changes in interest rates or prepayments in the underlying mortgage collateral. As with other interest-bearing securities, the prices of such securities are inversely affected by changes in interest rates. However, though the value of a mortgage-related security may decline when interest rates rise, the converse is not necessarily true since in periods of declining interest rates the mortgages underlying the securities are prone to prepayment. For this and other reasons, a mortgage-related securities stated maturity may be shortened by unscheduled prepayments on the underlying mortgages and, therefore, it is not possible to predict accurately the securities return to the Funds. In addition, regular payments received in respect of mortgage-related securities include both interest and principal. No assurance can be given as to the return a Fund will receive when these amounts are reinvested.

         There are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. Mortgage-related securities created by the Government National Mortgage Association ("GNMA") include GNMA Mortgage Pass-Through Certificates (also known as "Ginnie Maes") which are guaranteed as to the timely payment of principal and interest and such guarantee is backed by the full faith and credit of the United States. GNMA is a wholly-owned U.S. Government corporation within the Department of Housing and Urban Development. GNMA certificates also are supported by the authority of GNMA to borrow funds from the U.S. Government to make payments under its guarantee. Mortgage-related securities issued by the Federal National Mortgage Association ("FNMA") include FNMA Guaranteed Mortgage Pass-Through Certificates (also known as "Fannie Maes") which are solely the obligations of the FNMA and are not backed by or entitled to the full faith and credit of the United States. The FNMA is a government-sponsored organization owned entirely by private stock-holders. Fannie Maes are guaranteed as to timely payment of the principal and interest by FNMA. Mortgage-related securities issued by the Federal Home Loan Mortgage Corporation ("FHLMC") include FHLMC Mortgage Participation Certificates (also known as ("Freddie Macs" or "PCs"). The FHLMC is a corporate instrumentality of the United States, created pursuant to an Act of Congress, which is owned entirely by Federal Home Loan Banks. Freddie Macs are not guaranteed by the United States or by any Federal Home Loan Banks and do not constituted a debt or obligation of the United States or of any Federal Home Loan Bank. Freddie Macs entitle the holder to timely payment of interest, which is guaranteed by the FHLMC. The FHLMC currently guarantees timely payment of interest and either timely payment of principal or eventual payment of principal, depending upon the date of issue. When the FHLMC does not guarantee timely payment of principal. FHLMC may remit the amount due on account of its guarantee of ultimate payment of principal at any time after default on an underlying mortgage, but in no event later than one year after it becomes payable.

         In addition to GNMA, FNMA or FHLMC Certificates, through which the holder receives a share of all interest and principal payments from the mortgages underlying the Certificate, the Funds also may invest in mortgage pass-through securities, where all interest payments go to one class of holders ("Interest Only Securities" or "IOs") and all principal payments go to a second class of holders ("Principal Only Securities" or "POs"). These securities are commonly referred to as mortgage-backed security strips or MBS strips. The yields to maturity on IOs and POs are particularly sensitive to interest rates and the rate of principal payments (including prepayments) on the related underlying mortgage assets, and principal payments may have a material effect on yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Funds may not fully recoup its initial investment in IOs. Conversely, if the underlying mortgage assets experience less than anticipated prepayments of principal, the return of POs could be adversely affected. The Funds will treat IOs and POs as illiquid securities except for IOs and POs issued by the U.S. Government agencies and instrumentalities backed by fixed-rate mortgages, whose liquidity is monitored by the Adviser.

         The Funds may also invest in certain Collateralized Mortgage Obligations ("CMOs") and Real Estate Mortgage Investment Conduits ("REMICs") which are hybrid instruments with characteristics of both mortgage-backed bonds and mortgage pass-through securities. Interest and prepaid principal on a CMO or REMIC are paid monthly or semi-annually. CMOs and REMICs may be collateralized by whole mortgage loans but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by GNMA, FHLMC or FNMA. CMOs and REMICs are structured into multiple classes, with each class bearing a different expected maturity. Payments of principal, including repayments, are first returned to investors holding the shortest maturity class;





                                       13
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investors holding the longer maturity classes generally receive principal only after the earlier classes have been retired. When purchasing CMO's or REMIC's, the Adviser will use the actual maturity date, average life calculation and structure of the CMO or REMIC to determine the effective maturity. To the extent a particular CMO or REMIC is issued by an investment company, a Fund's ability to invest in such CMOs or REMICs will be limited. The Funds will not invest in the residual interests of REMICs.


         The Adviser expects that new types of mortgage-related securities may be developed and offered to investors. The Adviser will, consistent with the Funds' investment objectives, policies and quality standards, consider making investments in such new types of mortgage-related securities.

         The yield characteristics of mortgage-related securities differ from traditional debt securities. Among the major differences are that interest and principal payments are made more frequently, usually monthly, and that principal may be prepaid at any time because the underlying mortgage loans or other assets generally may be prepaid at any time. As a result, if a Fund purchases a security at a premium, a prepayment rate that is faster than expected will reduce yield to maturity, while a prepayment rate that is slower than expected will have the opposite effect of increasing yield to maturity. Alternatively, if a Fund purchases these securities at a discount, faster than expected prepayments will increase, while slower than expected prepayments will reduce, yield to maturity. In recognition of this prepayment risk to investors, the Public Securities Association (the "PSA") has standardized the method of measuring the rate of mortgage loan principal prepayments. The PSA formula, the Constant Prepayment Rate or other similar models that are standard in the industry will be used by the Fund in calculating maturity for purposes of its investment in mortgage-related securities.

         Like other bond investments, the value of mortgage-backed securities will tend to rise when interest rates fall and to fall when interest rates rise. Their value may also be affected by changes in the market's perception of the creditworthiness of the entity issuing or guaranteeing them or by changes in government regulations and tax policies. Because of these factors, the Funds' share value and yield are not guaranteed and the Government Income Funds' share values will fluctuate, and there can be no assurance that each Fund's investment objective will be achieved. The magnitude of these fluctuations generally will be greater when the average maturity of the Fund's portfolio securities is longer.


         OTHER ASSET-BACKED SECURITIES (all Funds). The Funds may also invest in other asset-backed securities (unrelated to mortgage loans) such as Certificates for Automobile Receivables(C)("CARS(C)"). CARS(C) represent undivided fractional interests in a trust ("trust") whose assets consist of a pool of motor vehicle retail installment sales contracts and security interest in the vehicles securing the contracts. Payments of principal and interest on CARS(C) are "passed through" monthly to certificate holders and are guaranteed up to certain amounts and for a certain time period by a letter of credit issued by a financial institution unaffiliated with the trustee or originator of the trust. Underlying sales contracts are subject to prepayment, which may reduce the overall return to certificate holders. If the letter of credit is exhausted, certificate holders may also experience delays in payment or losses on CARS(C) if the full amounts due on underlying sales contracts are not realized by the trust because of unanticipated legal or administrative costs of enforcing the contracts, or because of depreciation, damage or loss of the vehicles securing the contracts, or other factors. For asset-backed securities, the industry standard uses a principal prepayment model, the ABS model, which is similar to the PSA described previously under "Mortgage-Related Securities." Either the PSA model, the ABS model or other similar models that are standard in the industry will be used by a Fund in calculating maturity for purposes of its investment in asset-backed securities.


         ILLIQUID SECURITIES. The Funds have adopted a fundamental policy with respect to investments in illiquid securities. Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933, as amended ("Securities Act"), securities that are otherwise not readily marketable and repurchase agreements having a maturity of longer than seven days. Securities that have not been registered under the Securities Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. Mutual funds do not typically hold a significant amount of these restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities and a mutual fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven days. A mutual fund might also have to register such restricted securities in order to dispose of them resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

         In recent years, however, a large institutional market has developed for certain securities that are not registered under the Securities Act, including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer's ability to honor a demand for repayment. The fact that there are contractual or legal restrictions on resale to the general public or to certain institutions may not be indicative of the liquidity of such investments.

         The Funds may also invest in restricted securities issued under Section 4(2) of the Securities Act, which exempts from registration "transactions by an issuer not involving any public offering." Section 4(2) instruments are restricted in the sense that they can only be resold through the issuing dealer and only to institutional investors; they cannot be resold to the general public without registration. Restricted securities issued under Section 4(2) of the Securities Act will be treated as liquid if determined to be liquid by the Adviser pursuant to procedures adopted by the Board.

         The Commission has adopted Rule 144A, which allows a broader institutional trading market for securities otherwise subject to restrictions on resale to the general public. Rule 144A establishes a "safe harbor" from the registration requirements of the Securities Act applicable to resales of certain securities to qualified institutional buyers. The Adviser anticipates that the market for certain restricted securities such as institutional commercial paper will expand further as a result of this new regulation and the development of automated systems for the trading clearance and settlement of unregistered securities of domestic and foreign issuers, such as the PORTAL System sponsored by the National Association of Securities Dealers, Inc. (the "NASD"). Consequently, it is the intent of the Fund to invest, pursuant to procedures established by the Board of Trustees and subject to applicable investment restrictions, in securities eligible for resale under Rule 144A which are determined to be liquid based upon the trading markets for the securities.

         The Adviser will monitor the liquidity of restricted securities in the Funds' portfolio under the supervision of the Trustees. In reaching liquidity decisions, the Adviser will consider, inter alia, the following factors: (1) the frequency of trades and quotes for the security over the course of six months or as determined in the discretion of the Adviser; (2) the number of dealers wishing to purchase or sell the security and the number of other potential purchasers over the course of six months or as determined in the discretion of the Adviser, (3) dealer undertakings to make a market in the security; (4) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer), and (5) other factors, if any, which the Adviser deems relevant. The Adviser will also monitor the purchase of Rule 144A securities to assure that the total of all Rule 144A securities held by a Fund does not exceed 15% (10% with respect to the Money Market Fund) of the Fund's average daily net assets. Rule 144A securities which are determined to be liquid based upon their trading markets will not, however, be required to be included among the securities considered to be illiquid for purposes of Investment Restriction No. 3.

         SMALL CAP COMMON STOCKS. Investing by the Small Cap Equity and Mid Cap Equity Funds in the common shares of "smaller" companies generally entails greater risk and volatility than investing in large, well-established companies. The securities of small capitalization companies may offer greater potential for capital appreciation than the securities of larger companies since they may be overlooked by investors or undervalued in relation to their earnings power. Small capitalization companies generally are not as well known to the investing public and have less of an investor following than larger companies, thus they may provide greater opportunities for long-term capital appreciation as a result of relative inefficiencies in the marketplace.


         MID CAP COMMON STOCKS. Investing by the Mid Cap Equity Fund in the common stocks of mid-sized companies generally entails greater risk and volatility than investing in large, well-established companies. However, mid-sized companies seem to offer unique competitive advantages because, unlike companies listed on the Standard & Poors Fortune 500 Index, these companies are still in the developmental stages of their life cycle and are expected to offer the potential for more rapid growth and for capital appreciation because of their higher growth rates. In addition, in comparison with smaller companies, mid-sized companies tend to have more diversified products, markets, and better financial resources. Furthermore, mid-cap companies have a more defined organizational






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structure and a plan for management succession. Finally, the stocks of such companies are less actively followed by securities analysts and may, therefore, be undervalued by investors.

         INVESTMENTS IN WARRANTS AND RIGHTS. The Small Cap Equity, Mid Cap Equity and Large Cap Equity Funds may invest in warrants which in general are options to purchase equity securities at a specified price valid for a specific period of time. Their prices do not necessarily move parallel to the prices of the underlying securities. Rights are similar to warrants, but normally have a short duration and are distributed directly by the issuer to its shareholders. Rights and warrants have no voting rights, receive no dividends and have no rights with respect to the assets of the issuer.


         CONVERTIBLE SECURITIES. The Small Cap Equity, Mid Cap Equity and Large Cap Equity Funds may, as an interim alternative to investment in common stocks, purchase investment grade convertible debt securities having a rating of, or equivalent to, at least "BBB" by Standard & Poor's Corporation ("S&P") or, if unrated, judged by the Adviser to be of comparable quality. Convertible securities may include corporate notes or preferred stock but are ordinarily a long-term debt obligation of the issuer convertible at a stated exchange rate into common stock of the issuer. As with all debt securities, the market value of convertible securities tends to decline as interest rates increase and, conversely, to increase as interest rates decline. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality. However, when the market price of the common stock underlying a convertible security exceeds the conversion price, the price of the convertible security tends to reflect the value of the underlying common stock. As the market price of the underlying common stock declines, the convertible security tends to trade increasingly on a yield basis, and thus may not depreciate to the same extent as the underlying common stock. Convertible securities rank senior to common stocks on an issuer's capital structure and are consequently of higher quality and entail less risk than the issuer's common stock, although the extent to which such risk is reduced depends in large measure upon the degree to which the convertible security sells above its value as a fixed income security.

         The Funds may invest in convertible securities when it appears to the Adviser that it may not be prudent to be fully invested in common stocks. In evaluating a convertible security, the Adviser places primary emphasis on the attractiveness of the underlying common stock and the potential for capital appreciation through conversion. Securities rated less than "A" by S&P may have speculative characteristics. Although lower rated bonds generally have higher yields, they are more speculative and subject to a greater risk of default with respect to the issuer's capacity to pay interest and repay principal than are higher rated debt securities. See the Appendix for an explanation of different rating categories.


         In selecting convertible securities for the Fund, the Adviser relies primarily on its own evaluation of the issuer and the potential for capital appreciation through conversion. It does not rely on the rating of the security or sell because of a change in rating absent a change in its own evaluation of the underlying common stock and the ability of the issuer to pay principal and interest or dividends when due without disrupting its business goals. Interest or dividend yield is a factor only to the extent it is reasonably consistent with prevailing rates for securities of similar quality and thereby provides a support level for the market price of the security. The Fund may purchase the convertible securities of highly leveraged issuers only when, in the judgment of the Adviser, the risk of default is outweighed by the potential for capital appreciation.

         The issuers of debt obligations having speculative characteristics may experience difficulty in paying principal and interest when due in the event of a downturn in the economy or unanticipated corporate developments. The market prices of such securities may become increasingly volatile in periods of economic uncertainty. Moreover, adverse publicity or the perceptions of investors over which the Adviser has no control, whether or not based on fundamental analysis, may decrease the market price and liquidity of such investments. Although the Adviser will attempt to avoid exposing the Fund to such risks, there is no assurance that it will be successful or that a liquid secondary market will continue to be available for the disposition of such securities.


         INVESTMENT COMPANY SECURITIES (all Funds). Each Fund may invest in securities issued by other investment companies including shares of the Money Market Fund. Such securities will be acquired by the Funds within the limits prescribed by the 1940 Act as amended, which include a prohibition against a Fund investing more than 10% of the value of its total assets in such securities in the aggregate. Investors should recognize that the purchase of securities of other investment companies results in

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duplication of expenses such that investors indirectly bear a proportionate share of the expenses of such companies including operating costs, and investment advisory and administrative fees. In order to avoid the imposition of additional fees as a result of investments by the Trust's Funds in the Money Market Fund, the Advisor and the Administrator will reduce that portion of their usual service fees from each Fund by an amount equal to their service fee from the Money Market Fund that are attributable to those Fund investments. The Advisor and the Administrator will promptly forward such fees to the Trust's Funds.

         INVESTMENTS IN SMALL, UNSEASONED COMPANIES. The Small Cap Equity, Large Cap Equity and Mid Cap Equity Funds may invest in small unseasoned companies. The securities of small, unseasoned companies may have a limited trading market, which may adversely affect their disposition and can result in their being priced lower than might otherwise be the case. If other investment companies and investors who invest in such issuers trade the same securities when the Fund attempts to dispose of its holdings. The Fund may receive lower prices than might otherwise be obtained.

         CORPORATE REORGANIZATIONS. The Small Cap Equity, Mid Cap Equity and Large Cap Equity Funds may invest in securities for which a tender or exchange offer has been made or announced and in securities of companies for which a merger consolidation, liquidation or reorganization proposal has been announced if, in the judgment of the Adviser, there is reasonable prospect of capital appreciation significantly greater than the brokerage and other transaction expenses involved. The primary risk of such investments is that if the contemplated transaction is abandoned, revised, delayed or becomes subject to unanticipated uncertainties, the market price of the securities may decline below the purchase price paid by the Funds.


         In general, securities which are the subject of such an offer or proposal sell at a premium to their historic market price immediately after the announcement of the offer or proposal. However, the increased market price of such securities may still discount what the stated or appraised value of the security would be if the contemplated transaction were approved or consummated. Such investments may be advantageous when the discount significantly overstates the risk of the contingencies involved; significantly undervalues the securities, assets or cash to be received by shareholders of the prospective portfolio company as a result of the contemplated transaction, or fails adequately to recognize the possibility that the offer or proposal may be replaced or superseded by an offer or proposal of greater value. The evaluation of such contingencies requires unusually broad knowledge and experience on the part of the Adviser which must appraise not only the value of the issuer and its component businesses as well as the assets or securities to be received as a result of the contemplated transaction, but also the financial resources and business motivation of the offerer as well as the dynamics of the business climate when the offer or proposal is in process.

         In making such investments, each Fund will not violate any of its diversification requirements or investment restrictions, including the requirement that, except for the investment of up to 25% of its total assets in any one company or industry, not more than 5% of its total assets may be invested in the securities of any one issuer. Since such investments are ordinarily short term in nature, they will tend to increase the turnover ratio of the Funds, thereby increasing its brokerage and other transaction expenses as well as make it more difficult for the Funds to meet the tests for favorable tax treatment as a "Regulated Investment Company" specified by the Internal Revenue Code (see the Prospectus, "Dividends, Distributions and Federal Income Taxes"). The Adviser intends to select investments of the type described which in its view, have a reasonable prospect of capital appreciation which is significant in relation to both the risk involved and the potential of available alternate investments as well as monitor the effect of such investments on the tax qualification tests of the Internal Revenue Code.


         SHORT SALES. The Small Cap Equity and Mid Cap Equity Funds may make short sales of securities. A short sale is a transaction in which the Funds sells a security it does not own in anticipation that the market price of that security will decline. The Funds expect to make short sales both to obtain capital gains from anticipated declines in securities and as a form of hedging to offset potential declines in long positions in the same or similar securities. The short sale of a security is considered a speculative investment technique.


         When the Funds make a short sale, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale in order to satisfy its obligation to deliver the security upon conclusion of the sale. The Funds may have to pay a fee to borrow particular securities and is often obligated to pay over any payments received on such borrowed securities.

         The Funds' obligation to replace the borrowed security will be secured by collateral deposited with the broker-dealer, usually cash, U. S. Government securities or other highly liquid securities. The Fund will also be required to deposit similar collateral with its Custodian to the extent, if any, necessary so that the value of both collateral deposits in the aggregate is at all times equal to the greater of the price at which the security is sold short or 100% of the current market value of the security sold short. Depending on arrangements made with the broker-dealer from which it borrowed the security regarding payments received by the Fund on such security, the Fund may not receive any payments (including interest) on its collateral deposited with such broker-dealer.

         If the price of the security sold short increases between the time of the short sale and the time a Fund replaces the borrowed security, the Fund will incur a loss; conversely, if the price declines, the Fund will realize a capital gain. Any gain will be decreased, and any loss increased, by the transaction costs described above. Although a Fund's gain is limited to the price at which it sold the security short, its potential loss is theoretically unlimited.

         The market value of the securities sold short of any one issuer will not exceed either 5% of a Fund's total assets or 5% of such issuer's voting securities. Each Fund will not make a short sale, if, after giving effect to such sale, the market value of all securities sold short exceeds 20% of the value of its assets or the Fund's aggregate short sales of a particular class of securities exceeds 20% of the outstanding securities of that class. Each Fund may also make short sales "against the box" with out respect to such limitations. In this type of short sale, at the time of the sale, the Fund owns or has the immediate and unconditional right to acquire at no additional cost the identical security.


         REVERSE REPURCHASE AGREEMENTS (SMALL CAP EQUITY FUND AND MID CAP EQUITY FUND ONLY). The Funds may borrow funds for temporary purposes by entering into reverse repurchase agreements in accordance with the investment restrictions described below. Pursuant to such agreements, the Funds would sell portfolio securities to financial institutions such as banks and broker-dealers, and agree to repurchase them at a mutually agreed upon date and price. The Fund intends to enter into reverse repurchase agreements only to avoid selling securities during market conditions deemed unfavorable by the Adviser to meet redemptions. At the time a Fund enters into a reverse repurchase agreement, it will place in a segregated custodial account liquid assets such as are consistent with the Fund's investment objective having a value not less than 100% of the repurchase price (including accrued interest), and will subsequently monitor the account to ensure that such required value is maintained. Reverse repurchase agreements involve the risk that the market value of the securities sold by a Fund may decline below the price at which the Fund is obligated to repurchase the securities. Reverse repurchase agreements are considered to be borrowings by an investment company under the 1940 Act.


         ZERO COUPON SECURITIES ALL FUNDS. The Funds may invest in zero coupon securities. A zero coupon security pays no interest to its holder during its life and is sold at a discount to its face value at maturity. The market prices of zero coupon securities generally are more volatile than the market prices of securities that pay interest periodically and are more sensitive to changes in interest rates than non-zero coupon securities having similar maturities and credit qualities.


         The Funds may invest in separately traded principal and interest components of securities guaranteed or issued by the U.S. Treasury if such components are traded independently. Under the STRIPS (Separate Trading of Registered Interest and Principal of Securities) program, the principal and interest components are individually numbered and separately issued by the U.S. Treasury at the request of depository financial institutions, which then trade the component parts independently.

         Currently Federal income tax law requires that a holder of a zero coupon security report as income each year the portion of the original issue discount on such security that accrues that year, even though the holder receives no cash payments of interest during the year.

         PORTFOLIO TURNOVER. Purchases and sales are made for the Funds whenever necessary, in the Adviser's opinion, to meet each Fund's objectives. Portfolio turnover may involve the payment by the Funds of dealer spreads or underwriting commissions, and other transaction costs, on the sale of securities, as well as on the reinvestment of the proceeds in other securities. The greater the portfolio turnover the greater the transaction costs to the Fund which will increase the Fund's total operating expenses. Increased portfolio turnover may increase the likelihood of additional capital gains for the Fund. The Small Cap Equity Fund, Mid Cap Equity Fund and Large Cap Equity Fund do not anticipate that the portfolio turnover rate will exceed 200%, 200% and 100% respectively. The portfolio turnover rate is not expected to exceed 250% for the Short Term Fund and 150% for the Intermediate Fund.

                             INVESTMENT RESTRICTIONS

         The following investment restrictions are fundamental policies of all Funds except as noted.

         None of the Funds, except where indicated, may:

         (1) purchase a security if, as a result, more than 25% of the value of its total assets would be invested in securities of one or more issuers conducting their principal business activities in the same industry (except for the Money Market Fund, which will not be limited in its investments in obligations issued by the domestic banking industry), provided that this limitation shall not apply to obligations issued or guaranteed by the U.S. Government or its agencies and instrumentalities;

         (2) underwrite securities of other issuers, except to the extent that the purchase of otherwise permitted investments directly from the issuer thereof or from an underwriter for an issuer and the later disposition of such securities in accordance with the Funds' investment program may be deemed to be an underwriting;

         (3) invest more than 15% (10% in the case of the Money Market Fund) of the current value of its net assets in repurchase agreements maturing in more than seven days, in fixed time deposits that are subject to withdrawal penalties and that have maturities of more than seven days, or in securities or other assets which the Board of Trustees determines to be illiquid securities or assets. For purposes of this restriction, securities issued pursuant to Rule 144A or section 4(2) may be considered to be liquid pursuant to guidelines adopted by the Board of Trustees;

         (4) acquire securities for the purpose of exercising control or management over the issuers thereof;

         (5) purchase interests, leases, or limited partnership interests in oil, gas, or other mineral exploration or development programs;

         (6) invest in shares of other open-end, management investment companies, beyond the limitations of the 1940 Act and subject to such investments being consistent with the overall objective and policies of the Fund making such investment. In order to avoid the imposition of additional fees as the result of investments by the Trust's Funds in affiliated Funds the Adviser and Administrator will reduce that portion of their usual service fees from each Fund by an amount equal to their service fees from the lesser of acquiring or acquired Funds that are attributable to those Fund investments;

         (7) make loans or lend its portfolio securities if, as a result, the aggregate of such loans exceeds 33 1/3% of the value of a Fund's total assets;

         (8) purchase or sell real estate (other than securities secured by real estate or interests therein or securities issued by companies that invest in real estate or interests therein), commodities or commodity contracts; except that the Funds may enter into financial futures contracts and may write call options and purchase call and put options on financial futures contracts as generally described in the Prospectus and this SAI;

         (9) purchase securities on margin (except for short-term credits necessary for the clearance of transactions and except for "margin" payments in connection with financial futures contracts and options on futures contracts) or (except for the Small Cap Equity or Mid Cap Equity Funds) make short sales of securities; or

         (10) issue senior securities or otherwise borrow, except that each Fund may borrow from banks up to 33 1/3% of the current value of its total assets and these borrowings may be secured by the pledge of up to 33 1/3% of the current value of its total assets; and provided further that a Fund may acquire when-issued securities, enter into other forward contracts to acquire securities, and enter into or acquire financial futures contracts and options thereon when the Fund's obligation thereunder, if any, is "covered" (i.e., the Fund establishes a segregated account in which it maintains liquid assets in an amount at least equal in value to the Fund's obligations and marks-to-market daily such collateral).

         No Fund may, with respect to 75% (100% with respect to the Money Market
Fund) of its total assets, purchase securities of any issuer (except securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities) if, as a result, more than 5% of the value of its total assets would be invested in the securities of any issuer or the Fund's ownership would be more than 10% of the outstanding voting securities of such issuer provided however, the Money Market Fund may invest up to 25% of its total assets in the first tier securities of a single issuer for a period of up to three business days after the acquisition thereof.


                             MANAGEMENT OF THE FUNDS

         Trustees and Officers. The trustees and executive officers of the Trust, and their principal occupations during the past five years, are listed below. The trustees who are deemed to be an "interested person" of the Trust for purposes of the 1940 Act are marked with an asterisk "*".


John J. Pileggi, Age 40, Trustee - 18 Campus Boulevard, Suite 200, New Town Square, PA. 19073. President and Chief Executive Officer, ING Mutual Funds Management Co., LLC, a registered investment adviser and wholly-owned subsidiary of ING North America, an integrated financial services company, 1998 to present; director of Furman Selz LLC, an institutional brokerage firm, 1994 through 1998; Senior Managing Director of Furman Selz LLC, 1992 through 1994.

Charles M. Carr, age 65, Trustee - 1451 Highland Park Drive, Jackson, MS 39211. Petroleum Consultant since 1992. From 1991 to April, 1992 Managing Director at Amoco (U.K.) Exploration Co., West Gate, London, U.K.

John William Head*, age 73, Trustee, - 46 Avery Circle, Jackson, MS 39211. Retired. From 1975-1990 Executive Vice President - CEO of Southern Farm Bureau Casualty Insurance Co.

James H. Johnston, III, M.D., Age 52, Trustee - 1421 North State Street, Suite 203, Jackson, Mississippi 39202. Physician (Gastroenterologist) with Gastrointestinal Associates, P.A., Jackson, Mississippi since 1984.

James T. Mallette*, Age 39, Trustee, 3900 Lakeland Drive, Jackson, Mississippi 39208. Attorney, Stubblefield, Mallette & Harvey, P.A., since May 1, 1997. Prior thereto Mr. Mallette was an attorney with the firm of Daniel Coker Horton and Bell since July 1987. President and Director of Rollingwood Beautiful Association, Inc., Director of Easter Seal Society of Jackson, Mississippi, Inc.

Walter P. Neely, Age 53, Trustee, Ph.D., CFA, 1701 North State Street, Jackson, Mississippi 39210. Professor and Consultant, Millsaps College, Jackson, Mississippi, since 1980. Director, KLLM Transport Systems, Jackson, Mississippi.

Walter B. Grimm*, Age 54, Trustee and President of the Trust, Senior Vice President & Client Services Executive, BISYS Fund Services since June, 1992.

Curtis Barnes, Age 45, Secretary, Legal Administrative Offices, BISYS Fund Services, since May 1995; formerly, Senior Legal Analyst, John Hancock Advisers, Inc.


         As required by law, for as long as the Trust has a Distribution Plan, the selection and nomination of trustees who are not "interested persons" of the Trust will be made by such disinterested trustees. See "Rule 12b-1 Distribution Plan" in this SAI.

         Trustees of the Trust who are not affiliated with the Distributor or the Adviser receive from the Trust an annual fee of $5,000 and a fee for each Board of Trustees and Board committee meeting attended of $1,000. Trustees who are affiliated with the Distributor or the Adviser do not receive compensation from the Trust but all trustees are reimbursed for all out-of-pocket expenses relating to attendance at meetings.


         The following table sets forth total compensation paid to Trustees for the fiscal year ended May 31, 1999. Except as disclosed below, no executive officer or person affiliated with the Fund received compensation from the Fund for the fiscal year ended May 31, 1999 in excess of $60,000.

                               COMPENSATION TABLE



                                                                   PENSION OR
                                                                   RETIREMENT        ESTIMATED          TOTAL
                                               AGGREGATE            BENEFITS           ANNUAL        COMPENSATION
                                           COMPENSATION FROM    ACCRUED AS PART    BENEFITS UPON    FROM REGISTRANT
NAME OF PERSON, POSITION                     THE REGISTRANT     OF FUND EXPENSES     RETIREMENT     AND FUND COMPLEX
------------------------                   -----------------    ----------------   -------------    ----------------
John J. Pileggi, Trustee
                                                                       0                N/A
James H. Johnston, III, M.D., Trustee
                                                                       0                N/A
James T. Mallette, Trustee

Walter P. Neely, Ph.D., CFA Trustee                                    0                N/A

Charles M. Carr, Trustee                                               0                N/A

John William Head, Trustee                                             0                N/A


         As of the date of this SAI, trustees and officers of the Trust as a group beneficially owned less than 1% of the outstanding shares of the Trust.

         THE ADVISER. Trustmark National Bank, 248 East Capitol Street, Jackson, Mississippi 39201 (the "Adviser") serves as the Adviser to each of the Funds pursuant to a Master Investment Advisory Contract (the "Advisory Contract"). The Advisory Contract provides that the Adviser shall furnish to the Funds investment guidance and policy direction in connection with the daily portfolio management of each Fund. Pursuant to the Advisory Contract, the Adviser furnishes to the Board of Trustees periodic reports on the investment strategy and performance of each Fund.

         The Adviser has agreed to provide to the Funds, among other things, money market security and fixed income research, and analysis and statistical and economic data and information concerning interest rate and security market trends, portfolio composition and credit conditions.

         The Advisory Contract will continue in effect for more than two years provided the continuance is approved annually, (i) by the holders of a majority of the respective Fund's outstanding voting securities (as defined in the 1940
Act) or by the Trust's Board of Trustees and (ii) by a majority of the trustees of the Trust who are not parties to the Advisory Contract or "interested persons" (as defined in the 1940 Act) of any such party. The Advisory Contract may be terminated on 60 days' written notice by either party and will terminate automatically if assigned.

         For the advisory services it provides to the Funds, Trustmark may receive fees based on average daily net assets up to the following annualized rates: Money Market Fund, 0.30%; Short Term Fund, 0.40%; the Intermediate Fund, 0.50%; the Small Cap Equity Fund, 1.00%; the Mid Cap Equity Fund, 0.75%; the Large Cap Equity Fund, 0.60%.


         For the fiscal years ended May 31, 1997, May 31, 1998 and May 31, 1999, Trustmark was entitled to and waived advisory fees as listed below:


                                                  TRUSTMARK ENTITLED                     TRUSTMARK WAIVED
                                            1997         1998         1999          1997        1998        1999
                                            ----         ----         ----          ----        ----        ----
The Money Market Fund                    $1,265,939   $1,358,311    $_______     $ 826,237    $679,155    $_______
The Short Term Government Income Fund       473,742      490,543     _______         --          --        _______
The Intermediate Term
  Government Income Fund                    440,376      572,600     _______        44,038      57,262     _______
The Mid Cap Equity Fund                     762,354    1,240,502     _______       136,382       --        _______
The Large Cap Equity Fund                 1,154,404    1,671,113     _______       171,304       --        _______
The Small Cap Equity Fund
  (commenced operations on 10/1/97)                      330,599     _______                     --        _______

         Trustmark National Bank also serves as custodian for each of the Funds. See "Custodian." BISYS Fund Services and its affiliates serve as the Funds' transfer agent and provides certain administrative, shareholder servicing and fund accounting services for each Fund.

         Counsel has advised the Trust that the Adviser should be able to perform the services contemplated by the Advisory Contract with the Trust, the Prospectus and this SAI, without violation of the Glass-Steagall Act. Such counsel have pointed out, however, that there are no controlling judicial or administrative interpretations or decisions and that future judicial or administrative interpretations of, or decisions relating to, present federal or state statutes and regulations relating to the permissible activities of banks and their subsidiaries or affiliates, as well as future changes in federal or state statutes and regulations and judicial or administrative decisions or interpretations thereof, could prevent the Adviser or its affiliates from continuing to perform, in whole or in part, such services. If the Adviser was prohibited from performing the services, it is expected that new agreements would be proposed or entered into with another entity or entities qualified to perform such services.



         ADMINISTRATOR. The Funds entered into an Administration Agreement with BISYS Fund Services Ohio, Inc. ("BISYS"). Under the contract BISYS provides management and administrative services necessary for the operation of the Funds, furnishes office space and facilities and pays the compensation of the Trust's officers affiliated with BISYS. For these administrative services, BISYS is entitled to a monthly fee at the annual rate of 0.15% Fund.

         For the fiscal year ended May 31, 1999, BISYS earned fees totaling $____, $____, $____, $____, $____, $____, and $____from the Money Market Fund, the Short Term Fund, the Intermediate Fund, Large Cap Equity Fund, the Mid Cap Equity Fund and the Small Cap Equity Fund respectively, pursuant to each Fund's Administration Agreement.


         For the fiscal year ended May 31, 1998, BISYS earned fees totaling $670,195, $180,995, $168,816, $410,694, $243,636 and $48,141 for the Money
Market Fund, the Short Term Fund, the Intermediate Fund, the Large Cap Equity Fund, the Mid Cap Equity and the Small Cap Equity Funds, respectively. BISYS waived fees totaling $403,393 for the Money Market Fund.


         For the year ended May 31, 1997, Furman Selz, LLC (the prior Administrator to the Funds)and BISYS were entitled to and waived administrative service fees as listed below:



                                  FURMAN      FURMAN          BISYS         BISYS
                                 ENTITLED     WAIVED         ENTITLED       WAIVED
                                 --------     ------         --------       ------
Money Market Fund                $272,017     $163,210       $360,952      $216,573
Short Term Fund                    73,968        --           104,914         --
Intermediate Fund                  58,242        --            73,871         --
Large Cap Equity Fund             109,656        --           178,945         --
Mid Cap Equity Fund                59,126        --            93,344         --




                          RULE 12B-1 DISTRIBUTION PLAN

         Pursuant to Rule 12b-1 under the Investment Company Act of 1940, the Class A and B Shares of the Funds have adopted Distribution Plans (the "Distribution Plans") which permits the Funds to pay certain expenses associated with the distribution of its shares. Such expenses may not exceed, on an annual basis, 0.35% of the Fund's Class A average daily net assets, and 1.00% of the Fund's Class B average daily net assets. These costs and expenses include: (i) advertising by radio, television, newspapers, magazines, brochures, sales literature, direct mail or any other form of advertising, (ii) expenses of sales employees or agents of the Distributor, including salary, commissions, travel and related expenses, (iii) payments to broker-dealers and financial institutions for services in connection with the distribution of shares, including promotional incentives and fees calculated with reference to the average daily net asset value of shares held by shareholders who have a brokerage or other service relationship with the broker-dealer or other institution receiving such fees, (iv) costs of printing prospectuses and other materials to be given or sent to prospective investors, and (v) such other similar services as the Board of Trustees determines to be reasonably calculated to result in the sale of shares of the Funds. The actual fee payable to the Distributor shall, within such limit, be determined from time to time by mutual agreement between the Trust and the Distributor. The Distributor may enter into selling agreements with one or more selling agents under which such agents may receive compensation for distribution-related services from the Distributor, including, but not limited to, commissions or other payments to such agents based on the average daily net assets of Fund shares attributable to them. The Distributor may retain any portion of the total distribution fee payable under the Plan to compensate it for the distribution-related services provided by it or to reimburse it for other distribution-related expenses. The SEC has proposed certain amendments to the Rule. If the proposed amendments are adopted, the distribution arrangement described above may have to be modified to ensure that all payments of distribution expenses are attributable to specific sales or promotional services or activities. Any other amendments to the Rule also could require amendments or revisions to the distribution arrangements described above.

         The Distribution Plan will continue in effect from year to year if such continuance is approved by a majority vote of both the trustees of the Trust and the Qualified Trustees. Such agreements will terminate automatically if assigned, and may be terminated at any time, without payment of any penalty, by a vote of a majority of the outstanding voting securities of the proper Fund. The Distribution Plan may not be amended to increase materially the amounts payable thereunder by any Fund without the approval of a majority of the outstanding voting securities of the Fund, and no material amendment to the Distribution Plan may be made except by a majority of both the trustees of the Trust and the Qualified Trustees.


         For the fiscal year ended May 31, 1999, the Class B Shares of the Money Market, Intermediate Fund, the Large Cap Equity Fund, Mid Cap Equity Fund and Small Cap Equity Fund paid $____, $____, $____, $____ and $____ respectively pursuant to each Fund's Class B Distribution Plan.

         For the fiscal year ended May 31, 1998, the Class A Shares (formerly, the Consumer Service Class) of the Money Market Fund, the Short Term Fund, the Intermediate Fund, the Large Cap Equity Fund, the Mid Cap Equity Fund and the Small Cap Equity Fund paid $288,789, $4,034, $5,186, $73,719, $30,841 and
$2,469, respectively, pursuant to each Fund's Distribution Plan. Of the Class A Distribution Plan expenses paid in fiscal year 1998, almost entirely all of the expenses were used for broker/dealer compensation. No Class B Distribution Plan expenses were paid in fiscal year 1999 for the Short Term Government Fund, since there were no Class B Shares outstanding.

         SERVICE ORGANIZATIONS. Various banks (including Trustmark), trust companies, broker-dealers (other than BISYS) or other financial organizations (collectively, "Service Organizations") also may provide administrative services for the Funds, such as maintaining shareholder accounts and records. The Funds may pay fees to Service Organizations (which vary depending upon the services provided) in amounts up to an annual rate of 0.35% of the daily net asset value of the Funds' shares owned by shareholders with whom the Service Organization has a servicing relationship. Institutional Class investors are not required to purchase shares through or maintain an account with a Service Organization.

         Some Service Organizations may impose additional or different conditions on their clients, such as requiring their clients to invest more than the Funds' minimum initial or subsequent investments or charging a direct fee for servicing. A Service Organization or broker or other sales-person within such Service Organization may be compensated at varying rates for the sale of one class of Fund shares as opposed to another. If imposed, these fees would be in addition to any amounts which might be paid to the Service Organization by the Funds. Each Service Organization has agreed to transmit to its clients a schedule of any such fees. Shareholders using Service Organizations are urged to consult with them regarding any such fees or conditions.

         The Glass-Steagall Act and other applicable laws provide that, among other things, banks may not engage in the business of underwriting, selling or distributing securities. There is currently no precedent prohibiting banks from performing administrative and shareholder servicing functions as Service Organizations. However, judicial or administrative decisions or interpretations of such laws, as well as changes in either Federal or state regulations relating to the permissible activities of banks and their subsidiaries or affiliates, could prevent a bank Service Organization from continuing to perform all or a part of its servicing activities. If a bank were prohibited from so acting, its shareholder clients would be permitted to remain shareholders of the Funds and alternative means for continuing the servicing of such shareholders would be sought. It is not expected that shareholders would suffer any adverse financial consequences as a result of any of these occurrences. In addition, state securities law on this issue may differ from interpretations of federal law expressed herein and banks and financial institutions may be required to register as dealers pursuant to state law.

         Each Fund bears all costs of its operations other than expenses specifically assumed by BISYS, BISYS Fund Services, Inc. or the Adviser. The costs borne by the Funds include legal and accounting expenses; Trustees' fees and expenses; insurance premiums; custodian and transfer agent fees and expenses; expenses incurred in acquiring or disposing of the Funds' portfolio securities; expenses of registering and qualifying the Funds' shares for sale with the SEC and with various state securities commissions; expenses of obtaining quotations on the Funds' portfolio securities and pricing of the Funds' shares; expenses of maintaining the Funds' legal existence and of shareholders' meetings; and expenses of preparation and distribution to existing shareholders of reports, proxies and prospectuses. Each Fund bears its own expenses associated with its establishment as a series of Performance Funds Trust. Trust expenses directly attributable to a Fund are charged to that Fund; other expenses are allocated proportionately among all of the Funds in the Trust in relation to the net assets of each Fund and are allocated to each share class based on the net assets of such share class. Class specific expenses are charged directly to the share class which bears such expense.


                      CALCULATION OF YIELD AND TOTAL RETURN

         Current yield for the Money Market Fund will be calculated based on the net changes, exclusive of capital changes, over a seven-day period, in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period, subtracting a hypothetical charge reflecting deductions from shareholder accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then multiplying the base period return by (365/7) with the resulting yield figure carried to at least the nearest hundredth of one percent.


         Based on the seven day period ended May 31, 1999, the seven day yield of each of the Class A Shares, Class B Shares and Institutional Class Shares of the Money Market was 4.43%, 3.43% and 4.68%, respectively.


         Effective yield for the Money Market Fund will be calculated by determining the net changes, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period, subtracting a hypothetical charge reflecting deductions from shareholder accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then compounding the base period return by adding one, raising the sum to a power equal to 365 divided by seven, and subtracting one from the result, according to the following formula:

         Effective Yield: [(Base Period Return + 1)/(365/7)] - 1

         The yield for the Money Market Fund will fluctuate from time to time, unlike bank deposits or other investments that pay a fixed yield for a stated period of time, and does not provide a basis for determining future yield or total return since it is based on historical data. Yield and total return are functions of portfolio quality, composition, maturity and market conditions as well as the expenses allocated to the Fund.

         Quotations of average annual total return will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in a Fund over periods of 1, 5 and 10 years and since inception (up to the life of the Fund), calculated pursuant to the following formula:


                              n
                                   P(1+T)= ERV

(where P = a hypothetical initial payment of $1,000, T = the average annual total return, n = the number of years, and ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period). All total return figures will reflect the deduction of the maximum sales charge and a proportional share of Fund expenses (net of certain reimbursed expenses) on an annual basis, and will assume that all dividends and distributions are reinvested when paid.

         As indicated in the Prospectus, the Funds may advertise certain yield information.

         Yield for the Government Income Funds will be calculated based on a 30-day (or one month) period, computed by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period, according to the following formula:


                                            a-b
                        YIELD = -----------------------------
                                2[(cd+1) to the 6th power -1]


(where a = hypothetical dividends and interest earned during the 30-day period; b = expenses accrued for the period (net of reimbursements); c = the average daily number of shares outstanding during the period that were entitled to receive dividends; and d = the net asset value per share on the last day of the period. The net investment income of each of such Funds includes actual interest income, plus or minus amortized purchase discount (which may include original issue discount) or premium, less accrued expenses. Realized and unrealized gains and losses on portfolio securities are not included in such Funds' net investment income for this purpose. For purposes of sales literature, such Funds' yield also may be calculated on the basis of the net asset value per share rather than the public offering price, provided that the yield data derived pursuant to the calculation described above also are presented.


         Based on the thirty day period ended May 31, 1999 ("30-day base period") the 30 day yield for the Class A Shares and the Institutional Class of the Short Term Fund was 4.78% and 5.18%, respectively, and the 30 day yield for the Class A Shares, Class B Shares and the Institutional Class of the Intermediate Fund was 4.79%, 4.31% and 5.32%, respectively.

         The average annual total return information for Class A, Class B and Institutional Class Shares for the periods indicated below is as follows:



                                                                TOTAL RETURN
SHORT TERM GOVERNMENT INCOME FUND                    CLASS A       CLASS B     INSTITUTIONAL
                                                     -------    -------------  -------------

One year ended May 31, 1999                           1.23%         _____%        4.57%
5 year                                                4.71%         _____%        5.60%
Inception (6/1/92) to May 31, 1999                    4.48%         _____%        5.17%


INTERMEDIATE TERM GOVERNMENT INCOME FUND


One year ended May 31, 1999                          (3.23)%        (3.26)%       2.47%
5-year                                                4.93%          5.65%        6.36%
Inception (6/1/92) to May 31, 1998                    5.29%          6.02%        6.35%

LARGE CAP EQUITY FUND


                                                              TOTAL RETURN
                                                              ------------
                                                 CLASS A          CLASS B       INSTITUTIONAL
                                                 -------          -------       -------------
One year ended May 31, 1999                      11.75%           12.46%        18.25%
5-year                                           22.95%           24.02%        24.60%
Inception (6/1/92) to May 31, 1999               18.64%           19.48%        19.82%

MID CAP EQUITY FUND

One year ended May 31, 1999                      (6.48)%          (6.41)%       (1.06)%
5-year                                           17.65%           18.60%        19.21%
Inception (6/1/92) to May 31, 1999               15.87%           16.85%        17.34%

SMALL CAP EQUITY FUND

One year ended May 31, 1998                     (21.90)%         (21.94)%      (17.25)%

Inception (10/1/97) to May 31, 1998             (14.26)%         (13.77)%      (11.19)%

         The yield or total return for each Fund will fluctuate from time to time, unlike bank deposits or other investments that pay a fixed yield for a stated period of time, and does not provide a basis for determining future yield or total return since it is based on historical data. Yield and total return are functions of portfolio quality, composition, maturity and market conditions as well as the expenses allocated to a Fund.

         In addition, investors should recognize that changes in the net asset values of shares of a Fund will affect the yield of such Fund for any specified period, and such changes should be considered together with the Fund's yield in ascertaining the Fund's total return to shareholders for the period. Yield and total return information for the Funds may be useful in reviewing the performance of a Fund and for providing a basis for comparison with investment alternatives. The yield or total return of a Fund, however, may not be comparable to the yields from investment alternatives because of differences in the foregoing variables and differences in the methods used to value portfolio securities, compute expenses and calculate yield or total return.

         From time to time, the Trust may quote the Funds' performance in advertising and other types of literature as compared to the performance of the S&P Index, the Dow Jones Industrial Average or any other commonly quoted index of common stock prices. The S&P Index and the Dow Jones Industrial Average are unmanaged indices of selected common stock prices. The Funds' performance also may be compared to those of other mutual funds having similar objectives. This comparative performance could be expressed as a ranking prepared by Lipper Analytical Services, Inc., an independent service which monitors the performance of mutual funds.

         The Funds' comparative performance for such purposes may be calculated by relating net asset value per share at the beginning of a stated period to the net asset value of the investment, assuming reinvestment of all gains, distributions and dividends paid, at the end of the period. Any such comparisons may be useful to investors who wish to compare a Fund's past performance with that of its competitors. Of course, past performance cannot be a guarantee of future results.

         The Trust also may discuss in advertising and other types of literature that a Fund has been assigned a rating by a nationally recognized statistical rating organization ("NRSRO"), such as S&P or Moody's. Such rating would assess the creditworthiness of the investments held by a Fund. The assigned rating would not be a recommendation to purchase, sell or hold the Fund's shares since the rating would not comment on the market price of the Fund's shares or the suitability of a Fund for a particular investor. In addition, the assigned rating would be subject to change, suspension or withdrawal as a result of changes in, or unavailability of, information relating to a Fund or its investments. The Trust may compare a Fund's performance with other investments which are assigned ratings by NRSROs. Any such comparisons may be useful to investors who wish to compare a Fund's past performance with other rated investments.

                                  HOW TO BUY SHARES


         The Prospectus contains a general description of how investors may buy shares of the Funds and states whether the funds offer more than one class of shares. This SAI contains additional information which may be of interest to investors. Class A shares are generally sold with a sales charge payable at the time of purchase (with the exception of the Money Market Fund which charges no sales charge). The prospectus contains a table of applicable sales charges. Certain purchases of Class A shares may be exempt from a sales charge. Class B shares may be subject to a contingent deferred sales charge (CDSC) payable upon redemption within a specified period after purchase. The prospectus contains a table of applicable CDSCs. Class B shares will automatically convert into Class A shares at the end of the month eight years after the purchase date. Institutional Shares which are not subject to sales charges or a CDSC are available only to certain investors. See the Institutional Class prospectus for more information.

         SALES WITHOUT SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGES. The Funds may sell shares without a sales charge or CDSC pursuant to several different Special Purchase Plans.

         LETTER OF INTENT. The Funds may waive the sales charge on Class A Shares pursuant to a signed Letter of Intent. The Letter of Intent ("LOI") will be made at the public offering price applicable at the time of such purchase to a single transaction of the total dollar amount indicated in the LOI. A LOI may include purchase of shares made not more than 90 days prior to the date that an investor signs the LOI; however, the 13-month period during which the LOI is in effect will begin on the date of the earliest purchase to be included. A LOI is not a binding obligation upon the investor to purchase the full amount indicated. If the investor desires to redeem shares before the full amount has been purchased, the shares will be released from escrow only if the investor pays the sales charge that, without regard to the LOI, would apply to the total investment made to date. LOI forms may be obtained from Performance Funds Trust or from investment dealers. Interested investors should read the LOI carefully.


         CONCURRENT PURCHASES AND RIGHT OF ACCUMULATION. A Purchaser may qualify for a reduced sales charge by combining concurrent purchases of Class A shares of one or more of the Funds (excluding the Money Market Fund) or by combining a current purchase of Class A shares of a Fund with prior purchases of Shares of any Fund except the Money Market Fund. The applicable sales charge is based on the sum of (i) the Purchaser's current purchase of Class A shares of any Fund (excluding the Money Market Fund) sold with a sales charge plus (ii) the then current purchase of Class A shares of any Fund sold with a sales charge plus
(ii) the then current net asset value of all Class A shares held by the Purchaser in any Fund (excluding the Money Market Fund). To receive the applicable public offering price pursuant to the right of accumulation, Shareholders must at the time of purchase provide the Transfer Agent or the Distributor with sufficient information to permit confirmation of qualification. Accumulation privileges may be amended or terminated without notice at any time by the Distributor.

         CLASS A SHARES SALES CHARGE WAIVERS. The following classes of investors may purchase Class A shares of the Funds with no sales charge in the manner described below (which may be changed or eliminated at any time by the Distributor):


         (1) Existing Shareholders of a Fund with accounts open on or prior to September 29, 1998 will incur no sales charges on additional purchases or exchanges through December 31, 1998.

         (2) Existing Shareholders of a Fund upon the reinvestment of dividend and capital gain distributions;

         (3) Officers, trustees, directors, advisory board members, employees and retired employees of the Trustmark and its affiliates, the Distributor and its affiliates, and employees of the Investment Advisor (and spouses, children and parents of each of the foregoing);

         (4) Investors for whom a Trustmark, Trustmark correspondent bank or other financial institution acts in a fiduciary, advisory, custodial, agency, or similar capacity;

         (5) Fund shares purchased with the proceeds from a distribution from Trustmark or an affiliate trust or agency account (this waiver applies only to the initial purchase of a Fund subject to a sales load); and

         (6) Investors who purchase Shares of a Fund through a payroll deduction plan, a 401(k) plan, a 403(b) plan, or other defined contribution plans, which by its terms permits purchases of Shares.

         In addition, the Distributor may waive the sales charge for the purchase of a Fund's shares with the proceeds from the recent redemption of shares of another non-money market mutual fund that imposes a sales charge. The purchase must be made within 60 days of the redemption, and the Distributor must be notified in writing by the investor or by his or her financial institution at the time the purchase is made. A copy of the investor's account statement showing such redemption must accompany such notice. The Distributor may also periodically waive the sales charge for all investors with respect to a Fund.


         CLASS B SHARES CDSC WAIVERS. The CDSC does not apply to (1) redemption of shares when a Fund exercises its right to liquidate accounts which are less than the minimum account size; (2) death or disability, as defined in Section 72(m)(7) of the Code (if satisfactory evidence is provided to the Fund); (3) minimum required distributions from qualified retirement plans to Shareholders that have attained the age of 70-1/2; (4) redemptions of up to 12% of the account value annually using the Automatic Withdrawal Plan feature; and (5) investors who purchases Shares of a Fund through a payroll deduction plan, a 401(k) plan, a 403(b) plan, or other defined contribution plans, which by its terms permits purchases of Shares.


         In addition, the following circumstances are not deemed to result in a "redemption" of Class B shares for purposes of the assessment of a Contingent Deferred Sales Charge, which is therefore waived: (i) plans of reorganization of the Fund, such as mergers, asset acquisitions, and exchange offers to which the Fund is a party; or (ii) exchanges for Class B shares of other Funds of the Trust as described under "Exchange Privilege" in the Prospectus.

                           DETERMINATION OF NET ASSET VALUE


         Net asset value per share for each Fund is determined by the Administrator of the Funds on each day the New York Stock Exchange is open for trading. The net asset value per share is calculated at 12 noon (eastern time) for the Money Market Fund and at 4:00 p.m. (eastern time) for all other Funds, Monday through Friday, on each day the New York Stock Exchange is open for trading (a "Business Day"), which excludes the following business holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The net asset value per share of each class of shares of the Fund is computed by dividing the net assets (i.e., the value of the assets less the liabilities) attributable to such class of shares by the total number of the outstanding shares of such class. All expenses, including fees paid to the Adviser, the Administrator and the Distributor, Inc. are accrued daily and taken into account for the purpose of determining the net asset value.


         As indicated under "Fund Share Valuation" in the prospectus, the Money Market Fund uses the amortized cost method to determine the value of its portfolio securities pursuant to Rule 2a-7 under the 1940 Act. The amortized cost method involves valuing a security at its cost and amortizing any discount or premium over the period until maturity, regardless of the impact of fluctuating interest rates on the market value of the security. While this method provides certainty in valuation, it may result in periods during which the value, as determined by amortized cost, is higher or lower than the price that the Fund would receive if the security were sold. During these periods the yield to a shareholder may differ somewhat from that which could be obtained from a similar fund that uses a method of valuation based upon market prices. Thus, during periods of declining interest rates, if the use of the amortized cost method resulted in a lower value of the Fund's portfolio on a particular day, a prospective investor in the Money Market Fund would be able to obtain a somewhat higher yield than would result from investment in a fund using solely market values, and existing shareholders of the Money Market Fund would receive correspondingly less income. The converse would apply during periods of rising interest rates.

         Rule 2a-7 provides that in order to value its portfolio using the amortized cost method, the Money Market Fund must maintain a dollar-weighted average portfolio maturity of 90 days or less, purchase securities having remaining maturities (as defined in Rule 2a-7) of 13 months or less and invest only in Eligible Securities determined by the Board of Trustees to present minimal credit risks. The maturity of an instrument is generally deemed to be the period remaining until the date when the principal amount thereof is due or the date on which the instrument is to be redeemed. However, Rule 2a-7 provides that the maturity of an instrument may be deemed shorter in the case of certain instruments, including certain variable and floating rate instruments subject to demand features. Pursuant to the Rule, the Board is required to establish procedures designed to stabilize, to the extent reasonably possible, the Money Market Fund's price per share as computed for the purpose of sales and redemptions at $1.00. The extent of any deviations from $1.00 per share will be examined by the Board of Trustees. If such deviation exceeds 1/2 of 1%, the Board will promptly consider what action, if any, will be initiated. In the event the Board determines that a deviation exists that may result in material dilution or other unfair results to investors or existing shareholders, the Board will take such corrective action as it regards as necessary and appropriate, including the sale of portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity, withholding dividends or establishing a net asset value per share by using available market quotations.

         Securities of the Funds for which market quotations are available are valued at latest prices. In the absence of any sale of such securities on the valuation date and in the case of other securities, including U.S. Government securities but excluding debt securities maturing in 60 days or less, the valuations are based on latest quoted bid prices. Futures contracts and options listed on a national exchange are valued at the last sale price on the exchange on which they are traded at the close of the Exchange, or, in the absence of any sale on the valuation date, at latest quoted bid prices. Options not listed on a national exchange are valued at latest quoted bid prices. Debt securities maturing in 60 days or less are valued at amortized cost. In all cases, bid prices will be furnished by a reputable independent pricing service approved by the Board of Trustees and are based on yields or prices of securities of comparable quality, coupon, maturity and type; indications as to value from dealers; and general market conditions. Prices provided by an independent pricing service may be determined without exclusive reliance on quoted prices and may take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. All other securities and other assets of the Funds for which current market quotations are not readily available are valued at fair value as determined in good faith by the Trust's Board of Trustees and in accordance with procedures adopted by the Board of Trustees.

         With respect to options contracts, the premium received is recorded as an asset and equivalent liability, and thereafter adjusts the liability to the market value of the option determined in accordance with the preceding paragraph. The premium paid for an option purchased by a Fund is recorded as an asset and subsequently adjusted to market value.

                             PORTFOLIO TRANSACTIONS

         The Trust has no obligation to deal with any broker or group of brokers in the execution of transactions in portfolio securities. Subject to policies established by the Trust's Board of Trustees, the Adviser is responsible for each Fund's portfolio decisions and the placing of portfolio transactions. In placing orders, it is the policy of the Trust to obtain the best execution taking into account the broker's general execution and operational facilities, the type of transaction involved and other factors. While the Adviser generally seeks reasonably competitive spreads or commissions, the Funds will not necessarily be paying the lowest spread or commission available.

         The Adviser may, in circumstances in which two or more brokers are in a position to offer comparable results for a Fund portfolio transaction, give preference to a broker that has provided statistical or other research services to the Adviser. By allocating transactions in this manner, the Adviser is able to supplement its research and analysis with the views and information of securities firms. Information so received may be in addition to, and not in lieu of, the services required to be performed by the Adviser under the Advisory Contracts, and the expenses of the Adviser will not necessarily be reduced as a result of the receipt of this supplemental research information. Furthermore, research services furnished by brokers through which the Adviser places securities transactions for a Fund may be used by the Adviser in servicing its other accounts, and not all of these services may be used by the Adviser in connection with advising the Funds. In so allocating portfolio transactions, the Adviser may, in compliance with Section 28(e) of the Securities Exchange Act of 1934, cause the Trust to pay an amount of commission that exceeds the amount of commission that another broker would have charged for effecting the same transaction.

         Except in the case of equity securities purchased by the Equity Funds, purchases and sales of portfolio securities usually will be principal transactions. Portfolio securities normally will be purchased or sold from or to dealers serving as market makers for the securities at a net price. Each of the Funds also may purchase portfolio securities in underwritten offerings and may purchase securities directly from the issuer. Generally, money market securities and other debt obligations are traded on a net basis and do not involve brokerage commissions. The costs associated with executing a Fund's portfolio securities transactions will consist primarily of dealer spreads and underwriting commissions. Under the 1940 Act, persons affiliated with the Trust are prohibited from dealing with the Trust as a principal in the purchase and sale of securities unless an exemptive order allowing such transactions is obtained from the SEC or an exemption is otherwise available. Any of the Funds may purchase obligations from underwriting syndicates of which the Distributor or affiliate is a member under certain conditions in accordance with the provisions of a rule adopted under the 1940 Act and in compliance with procedures adopted by the Board of Trustees. Under the Investment Company Act of 1940, persons affiliated with the Adviser, the Fund or BISYS Fund Services may act as a broker for the Fund. In order for such persons to effect any portfolio transactions for the Fund, the commissions, fees or other remuneration received by such persons must be reasonable and fair compared to the commissions, fees or other remunerations paid to other brokers in connection with comparable transactions involving similar securities being purchased or sold on an exchange during a comparable period of time. This standard would allow the affiliate to receive no more than the remuneration which would be expected to be received by an unaffiliated broker in a commensurate arms-length transaction. The Trustees of the Trust regularly review the commissions paid by the Fund to affiliated brokers.

         Purchases and sales of equity securities for the Equity Funds typically are effected through brokers who charge a negotiated commission for their services. Orders may be directed to any broker including, to the extent and in the manner permitted by applicable law, the Distributor or its affiliates. In the over-the-counter market, securities are generally traded on a "net" basis with dealers acting as principal for their own accounts without a stated commission, although the price of the security usually includes a profit to the dealer. In underwritten offerings, securities are purchased at a fixed price that includes an amount of compensation to the underwriter, generally referred to as the underwriter's concession or discount.


         In placing orders for portfolio securities for the Equity Funds, the Adviser is required to give primary consideration to obtaining the most favorable price and efficient execution. This means that the Adviser will seek to execute each transaction at a price and commission, if any, that provide the most favorable total cost or proceeds reasonably attainable in the circumstances. While the Adviser will generally seek reasonably competitive spreads or commissions, the Equity Funds will not necessarily be paying the lowest spread or commission available. Commission rates are established pursuant to negotiations with the broker based on the quality and quantity of execution services provided by the broker in the light of generally prevailing rates. The allocation of orders among brokers and the commission rates paid are reviewed periodically by the Board of Trustees.

         As permitted by Section 28 (e) of the Securities Exchange Act of 1934 (the "Act"), the Adviser may cause a Fund to pay a broker-dealer that provides "brokerage and research services" (as defined in the Act) to the Adviser an amount of disclosed commission for effecting a securities transaction for the Fund in excess of the commission which another broker-dealer would have charged for effecting that transaction.

         In the fiscal year ended May 31, 1999, the Funds paid brokerage commissions as follows: [ ]. For the fiscal year ended May 31, 1998 the Money Market Fund and the Short Term Fund did not pay any brokerage commissions. During the same period, the Small Cap Equity Fund, the Mid Cap Equity Fund and the Large Cap Equity Fund paid $138,937, $153,152.37 and $79,058.56, respectively, in brokerage commissions. For the fiscal year ended May 31, 1997 the Money Market Fund, the Short Term Fund and the Intermediate Fund did not pay any brokerage commissions. During the same periods the Mid Cap Equity Fund paid $152,907 and the Large Cap Fund paid $88,895, in brokerage commissions.


         Portfolio Turnover. Because the portfolio of the Money Market Fund consists of securities with relatively short-term maturities, the Fund can expect to experience high portfolio turnover. A high portfolio turnover rate should not adversely affect the Fund, however, because the portfolio securities will in most cases be held to maturity and will not be resold. Also, it is not anticipated that the Money Market Fund will incur brokerage commissions in connection with any of its portfolio transactions.


         The portfolio turnover rate for the Government Income Funds generally is not expected to exceed 250%. The portfolio turnover rate for the Small Cap, Mid Cap and Large Cap Fund are not expected to exceed 200%, 200% and 100%, respectively . The portfolio turnover rate will not be a limiting factor when the Adviser deems portfolio changes appropriate. For the fiscal year ended May 31, 1998, the portfolio turnover rates for the Short Term Fund, the Small Cap Equity Fund were 65.07%, 35.62%, 4.78%, 20.48% and 12.28%, respectively. For the fiscal year ended May 31, 1999, the portfolio turnover rates for the Short Term Fund, the Intermediate Fund, the Mid Cap Equity Fund and the Large Cap Fund were ____%____%, ____% and ____%, respectively.


                                 FEDERAL INCOME TAXES

         The Prospectus describes generally the tax treatment of dividends and distributions made by the Trust. This section of the SAI includes additional information concerning federal income taxes.

         Qualification by a Fund as a "regulated investment company" under the Internal Revenue Code of 1986, as amended, (the "Code") requires, among other things, that (a) at least 90% of a Fund's annual gross income be derived from interest, payments with respect to securities loans, dividends and gains from the sale or other disposition of stock or securities, options, futures, forward contracts, foreign currencies, and other income derived with respect to its business of investing in stock or securities; and (b) a Fund diversifies its holdings so that, at the end of each quarter of the taxable year, (i) at least 50% of the market value of the Fund's assets is represented by cash and cash items (including receivables), U.S. government securities, securities of other regulated investment companies and other securities (except that such other securities must be limited in respect of any one issuer to an amount not greater than 5% of the value of the Fund's assets and 10% of the outstanding voting securities of such issuer), and (ii) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S. Government securities and the securities of other regulated investment companies), or of two or more issuers which the taxpayer controls and which are determined to be engaged in the same or similar trades or businesses or related trades or businesses. The Fund will not be subject to federal income tax on its net investment income and net capital gains which are distributed to its shareholders, provided that it distributes to its stockholders at least 90% of its net investment income and tax-exempt income earned in each year. If the Fund does not meet all of these Code requirements, it will be taxed as an ordinary corporation and its distributions will be taxed to shareholders as ordinary income.

         Under the Code, a nondeductible excise tax of 4%, is imposed on the excess of a regulated investment company's "required distribution" for the calendar year ending within the regulated investment company's taxable year over the "distributed amount" for such calendar year. The term "required distribution" means the sum of (i) 98% of ordinary income for the calendar year,
(ii) 98% of capital gain net income for the one year period ending on October 31 and (iii) the sum of any untaxed, undistributed net investment income and net capital gains of the regulated investment company for prior periods. The term "distributed amount" generally means the sum of (i) amounts actually distributed by the regulated investment company from its current year's ordinary income and capital gain net income and (ii) any amount on which the regulated investment company pays income tax for the year.

         For this purpose, any income or gain retained by a Fund that is subject to tax will be considered to have been distributed by year-end. In addition, dividends and distributions declared payable as of a date in October, November or December of any calendar year are deemed under the Code to have been received by the shareholders on December 31 of that calendar year if the dividend is actually paid in the following January. Such dividends will, accordingly, be subject to income tax for the year in which the record date falls. Each Fund intends to distribute substantially all of its net investment income and net capital gains and, thus, expects not to be subject to the excise tax.

         A capital gains distribution will be a return of invested capital to the extent the net asset value of an investor's shares is thereby reduced below his or her cost, even though the distribution will be taxable to the shareholder. A redemption of shares by a shareholder under these circumstances could result in a capital loss for federal tax purposes.

         It is anticipated that a portion of the dividends paid by the Small Cap, Mid Cap and Large Cap Equity Funds will qualify for the dividends-received deduction available to corporations. The Small Cap, Mid Cap and Large Cap Equity Funds are required to notify shareholders of the amount of dividends which will qualify for the deduction within 60 days of the close of each Fund's taxable year. The dividends paid by the other Funds are not expected to qualify. Tax law proposals introduced from time to time, may also affect the dividends received deduction.

         If a shareholder exchanges or otherwise disposes of shares of a Fund within 90 days of having acquired such shares, and if, as a result of having acquired those shares the shareholder subsequently pays a reduced sales load for shares of a Fund, the sales load previously incurred acquiring the Fund's shares shall not be taken into account (to the Extent such previous sales loads so not exceed the reduction in sales loads) for the purpose of determining the amount of gain or loss on the exchange, but will be treated as having been incurred in the acquisition of such other shares.

         Any loss realized on a redemption or exchange of shares of a Fund will be disallowed to the extent shares are reacquired within the 60-day period beginning 30 days before and ending 30 days after the day the shares are disposed.

         If an option written by a Fund lapses or is terminated through a closing transaction, such as a repurchase by the Fund of the option from its holder, the Fund will realize a short-term capital gain or loss, depending on whether the premium income is greater or less than the amount paid by the Fund in the closing transaction. If securities are sold by a Fund pursuant to the exercise of a call option written by it, such Fund will add the premium received to the sale price of the securities delivered in determining the amount of gain or loss on the sale. If securities are purchased by a Fund pursuant to the exercise of a put option written by it, such Fund will subtract the premium received from its cost basis in the securities purchased.

         The amount of any realized gain or loss on closing out a forward contract will generally result in a realized capital gain or loss for tax purposes. Under Code Section 1256, forward currency contracts held by a Fund at the end of a fiscal year will be required to be "marked to market" for federal income tax purposes, that is, deemed to have been sold at market value. Any gain or loss recognized with respect to forward currency contracts is considered to be 60% long term capital gain or loss and 40% short term capital gain or loss, without regard to the holding period of the contract. Code Section 988 may also apply to forward contracts. Under Section 988, each foreign currency gain or loss is generally computed separately and treated as ordinary income or loss. In the case of overlap between Section 1256 and 988, special provisions determine the character and timing of any income, gain or loss. The Funds will attempt to monitor Section 988 transactions to avoid an adverse tax impact.

         Investors should be aware that the investments to be made by the Funds may involve sophisticated tax rules (such as the original issue discount, marked to market and real estate mortgage investment conduit ("REMIC") rules) that would result in income or gain recognition by the Funds without corresponding current cash receipts. Although the Funds will seek to avoid significant noncash income, such noncash income could be recognized by the Funds, in which case a Fund may distribute cash derived from other sources in order to meet the minimum distribution requirements described above. Investors should consult their tax advisers with respect to such rules.

         Shareholders will be notified annually by the Trust as to the Federal tax status of distributions made by the Fund(s) in which they invest. Depending on the residence of the shareholder for tax purposes, distributions also may be subject to state and local taxes. Special tax treatment, including a penalty on certain pre-retirement distributions, is accorded to accounts maintained as IRAs. Shareholders should consult their own tax advisers as to the Federal, state and local tax consequences of ownership of shares of the Funds in their particular circumstances.

         Foreign Shareholders. Under the Code, distributions of net investment income by the Fund to a nonresident alien individual, nonresident alien fiduciary of a trust or estate, foreign corporation, or foreign partnership (a "foreign shareholder") will be subject to U.S. withholding tax (at a rate of 30% or a lower treaty rate). Withholding will not apply if a dividend paid by the Fund to a foreign shareholder is "effectively connected" with a U.S. trade or business, in which case the reporting and withholding requirements applicable to U.S. citizens or domestic corporations will apply. Distributions of net long-term capital gains are not subject to tax withholding, but in the case of a foreign shareholder who is a nonresident alien individual, such distributions ordinarily will be subject to U.S. income tax at a rate of 30% if the individual is physically present in the U.S. for more than 182 days during the taxable year.

                          SHARES OF BENEFICIAL INTEREST


                  Performance Funds Trust was organized as a Delaware business trust on March 11, 1992, and consists of multiple separate portfolios or series, six of which are offered in this SAI. The Board of Trustees may establish additional series in the future. The capitalization of the Trust consists solely of an unlimited number of shares of beneficial interest with a par value of $0.001 each. When issued, shares of the Funds are fully paid and non-assessable.

         Each Fund offers Class A shares, Class B shares (except for the Short Term Government Fund) and Institutional shares. Institutional Class shares and Class A and B shares are identical in all respects with the exception that the Class A shares are subject to a front end sales charge and Class B shares may be subject to a contingent deferred sales charge and Class A and B shares may be subject to Rule 12b-1 fees to which the Institutional Class shares are not subject. Purchases may be made through an authorized broker or financial institution, including the Fund, by mail or by wire. Call 1-800-737-3676, or contact your sales representative, broker-dealer or bank to obtain more information about the Fund's classes of shares.

         Under Delaware law, shareholders could, under certain circumstances, be held personally liable for the obligations of a series of the Trust but only to the extent of the shareholder's investment in such series. However, the Declaration of Trust disclaims liability of the shareholders, Trustees or officers of the Trust for acts or obligations of the Trust, which are binding only on the assets and property of each series of the Trust and requires that notice of the disclaimer be given in each contract or obligation entered into or executed by the Trust or the Trustees. The risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Trust itself would be unable to meet its obligations and should be considered remote and is limited to the amount of the shareholder's investment in the Fund. The Funds currently offer their shares in multiple classes, each with different sales arrangements and bearing different expenses. Under the Funds' Articles of Incorporation, the Boards of Trustees are authorized to create new portfolios or classes without the approval of the shareholders of the applicable Fund. Each share will have a pro rata interest in the assets of the Fund portfolios to which the shares of that series relates, and will have no interest in the assets of any other Fund portfolio. In the event of liquidation, each share of a Fund would have the same rights to dividends and assets as every other share of that Fund, except that, in the case of a series with more than one class of shares, such distributions will be adjusted to appropriately reflect any charges and expenses borne by each individual class. Each Fund's Board of Trustees is also authorized to create new classes without shareholder approval. When certain matters affect one class but not another, the shareholders would vote as a class regarding such matters. Subject to the foregoing, on any matter submitted to a vote of shareholders, all shares then entitled to vote will be voted separately by Fund or portfolio unless otherwise required by the 1940 Act, in which case all shares will be voted in the aggregate. For example, a change in a Fund's fundamental investment policies would be voted upon only by shareholders of the Fund involved. Additionally, approval of the Advisory Contract is a matter to be determined separately by each Fund. Approval by the shareholders of one Fund is effective as to that Fund whether or not sufficient votes are received from the shareholders of the other Funds to approve the proposal as to those Funds. As used in the Prospectus and in this SAI, the term "majority", when referring to approvals to be obtained from shareholders of a Fund or class means the vote of the lesser of (i) 67% of the shares of the Fund or class represented at a meeting if the holder of more than 50% of the outstanding shares of the Fund or class are present in person or by proxy, or (II) more than 50% of the outstanding shares of the Fund or class. The term "majority," when referring to the approvals to be obtained from shareholders of the Trust as a whole means the vote of the lesser of (i) 67% of the Trust's shares represented at a meeting if the holders of more than 50% of the Trust's outstanding shares are present in person or proxy, or (ii) more than 50% of the Trust's outstanding shares. Shareholders are entitled to one vote for each full share held and fractional votes for fractional shares held.


         The Trust may dispense with annual meetings of shareholders in any year in which it is not required to elect trustees under the 1940 Act. However, the Trust undertakes to hold a special meeting of its shareholders if the purpose of voting on the question of removal of a director or trustees is requested in writing by the holders of at least 10% of the Trust's outstanding voting securities, and to assist in communicating with other shareholders as required by Section 16(c) of the 1940 Act.

         Each share of a Fund represents an equal proportional interest in that Fund with each other share and is entitled to such dividends and distributions out of the income earned on the assets belonging to that Fund as are declared in the discretion of the Trustees. In the event of the liquidation or dissolution of the Trust, shareholders of a Fund are entitled to receive the assets attributable to that Fund that are available for distribution, and a distribution of any general assets not attributable to a particular Fund that are available for distribution in such manner and on such basis as the Trustees in their sole discretion may determine.

         Shareholders are not entitled to any preemptive rights. All shares, when issued, will be fully paid and non-assessable by the Trust.

         As of June , 1999, the following were five percent or greater shareholders of the Funds:

[ to be updated]

                                           SHORT TERM FUND
INSTITUTIONAL CLASS

Harman & Co.
c/o Trustmark National Bank
Trust Department
P.O. Box 291
Jackson, MS 39205-0291

Harman & Co.
c/o Trustmark National Bank
Trust Department
P.O. Box 291
Jackson, MS 39205-0291

CLASS A SHARES

Donaldson Lufkin Jenrette
Securities Corporation Inc.
P.O. Box 2052
Jersey City, NJ 07303-2052

Donaldson Lufkin Jenrette
Securities Corporation Inc.
P.O. Box 2052
Jersey City, NJ 07303-2052

Corelink Financial Inc.
P.O. 4054
Concord, CA 94524

CLASS B SHARES
None.



INSTITUTIONAL CLASS

Harman & Co.
c/o Trustmark National Bank
Trust Department
P.O. Box 291
Jackson, MS 39205-0291

Harman & Co.
c/o Trustmark National Bank
Trust Department
P.O. Box 291
Jackson, MS 39205-0291

                                                          SHORT TERM FUND
INSTITUTIONAL CLASS

CLASS A SHARES

Corelink Financial Inc.                                         57.55%
P.O. Box 4054
Concord, CA 94524

CLASS B SHARES
None.
                                                       MID CAP EQUITY FUND

INSTITUTIONAL CLASS

Harman & Co.                                                    20.26%
c/o Trustmark National Bank
Trust Department
P.O. Box 291
Jackson, MS 39205-0291

Harman & Co.                                                    74.19%
c/o Trustmark National Bank
Trust Department
P.O. Box 291
Jackson, MS 39205-0291

CLASS A SHARES

Corelink Financial Inc.                                         25.89%
P.O. Box 4054
Concord, CA 94524

CLASS B SHARES
None.

                                                       LARGE CAP EQUITY FUND

INSTITUTIONAL CLASS

Harman & Co.                                                    15.38%
c/o Trustmark National Bank
Trust Department
P.O. Box 291
Jackson, MS 39205-0291

Harman & Co.                                                    57.24%
c/o Trustmark National Bank
Trust Department
P.O. Box 291
Jackson, MS 39205-0291

First American Trust Company                                    10.75%
Managed Omnibus Reinvest
421 North Main Street
Santa Ana, CA 92701-4617

First American Trust Company                                    10.91%
Managed Omnibus Reinvest
421 North Main Street
Santa Ana, CA 92701-4617

CLASS A SHARES

Corelink Financial Inc.                                         15.17%
P.O. Box 4054
Concord, CA 94524

CLASS B SHARES
None.
                                                       SMALL CAP EQUITY FUND

INSTITUTIONAL CLASS

Harman & Co.                                                    12.02%
c/o Trustmark National Bank
Trust Department
P.O. Box 291
Jackson, MS 39205-0291

Harman & Co.                                                    83.44%
c/o Trustmark National Bank
Trust Department
P.O. Box 291
Jackson, MS 39205-0291

CLASS A SHARES

Donaldson Lufkin Jenrette                                        8.33%
Securities Corporation Inc.
P.O. Box 2052
Jersey City, NJ 07303-2052

Donaldson Lufkin Jenrette                                        8.84%
Securities Corporation Inc.
P.O. Box 2052
Jersey City, NJ 07303-2052

Corelink Financial Inc.                                         52.19%
P.O. 4054
Concord, CA 94524

CLASS B SHARES
None.

                                                         MONEY MARKET FUND

INSTITUTIONAL CLASS

Harman & Co.                                                    98.71%
c/o Trustmark National Bank
Trust Department
P.O. Box 291
Jackson, MS 39205-0291

CLASS A SHARES

W.G. Yates & Sons Construction Co.                               5.47%
Attn  Marvin Blanks
P.O. Box 456
Philadelphia, MS 39350-0456

St. Dominic Jackson Memorial Hospital                           17.37%
Attn.  Frank Quiriconi
969 Lakeland Drive
Jackson, MS 39216-4602

CLASS B SHARES
None.


                                OTHER INFORMATION

         The Trust's Registration Statement, including the Prospectus, the SAI and the exhibits filed therewith, may be examined at the office of the SEC in Washington, D.C. Statements contained in the Prospectus or the SAI as to the contents of any contract or other document referred to herein or in the Prospectus are not necessarily complete, and, in each instance, reference is made to the copy of such contract or other document filed as an exhibit to the Registration Statement, each such statement being qualified in all respects by such reference.


         The Prospectus and this Statement of Additional Information are not an offering of the securities herein described in any state in which such offering may not lawfully be made. No salesman, dealer or other person is authorized to give any information or make any representation other than those contained in the Prospectus and this Statement of Additional Information.


                                      CUSTODIAN

         Trustmark also acts as Custodian for the Funds. The Custodian, among other things, maintains a custody account or accounts in the name of each Fund; receives and delivers all assets for each Fund upon purchase and upon sale or maturity; collects and receives all income and other payments and distributions on account of the assets of each Fund and pays all expenses of each Fund. For its services as Custodian, Trustmark receives an asset-based fee and transaction charges.


         For the fiscal year ended May 31, 1999, the Money Market Fund, the Short Term Fund, the Intermediate Fund, the Mid Cap Equity Fund , the Large Cap Equity Fund and Small Cap Equity Fund paid $_____, $_____, $_____, $_____ and $_____, respectively, to the Custodian.


         For the fiscal year ended May 31, 1998, the Money Market Fund, the Short Term Fund, the Intermediate Fund, the Large Cap Equity Fund, the Mid Cap Equity Fund and the Small Cap Equity Fund paid $181,734, $49,055, $45,809, $111,408, $65,593 and $13,224, respectively, to the Custodian.

         For the fiscal year ended May 31, 1997, the Money Market Fund, the Short Term Fund, the Intermediate Fund, the Mid Cap Equity Fund and the Large Cap Fund paid $168,792, $47,702, $35,230, $40,659 and $76,961, respectively, to the Custodian.

                                     EXPERTS

         PricewaterhouseCoopers LLP serves as the independent accountants for the Trust. PricewaterhouseCoopers LLP provides audit services, tax return preparation and assistance and consultation in connection with certain SEC filings. PricewaterhouseCoopers LLP's address is 1177 Avenue of the Americas, New York, New York 10036.

                              FINANCIAL STATEMENTS


          Financial Statements for the Funds as of May 31, 1999 and for the period then ended including the Report of PricewaterhouseCoopers LLP, independent accountants, as contained in the Annual Report to Shareholders are incorporated by reference.


                                    APPENDIX

         The following is a description of the ratings by Moody's and Standard & Poor's.

                           MOODY'S INVESTORS SERVICE, INC.

         Aaa: Bonds which are rated Aaa are judged to be the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

         Aa: Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuations of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

         A: Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

         Baa: Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

         Ba: Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

         B: Bonds which are rated B generally lack characteristics of a desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

         Caa: Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

         CA: Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

         C: Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

         UNRATED: Where no rating has been assigned or where a rating has been suspended or withdrawn, it may be for reasons unrelated to the quality of the issue.

Should no rating be assigned, the reason may be one of the following:

         1.       An application for rating was not received or accepted.

         2. The issue or issuer belongs to a group of securities that are not rated as a matter of policy.

         3. There is a lack of essential data pertaining to the issue or issuer.

         4. The issue was privately placed, in which case the rating is not published in Moody's Investors Services, Inc.'s publications.

         Suspension or withdrawal may occur if new and material circumstances arise the effects of which preclude satisfactory analysis; if there is no longer available reasonable up-to-date data to permit a judgment to be formed; if a bond is called for redemption; or for other reasons.

         Note: Those bonds in the Aa, A, Baa, Ba and B groups which Moody's believes possess the strongest investment attributes are designated by the symbols Aa-1, A-1, Baa-1 and B-1

                          STANDARD & POOR'S CORPORATION

         AAA: Bonds rated AAA have the highest rating assigned by Standard & Poor's Corporation ("SAP"). Capacity to pay interest and repay principal is extremely strong.

         AA: Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the higher rated issues only in small degree.

         A: Bonds rated A have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in the highest rated categories.

         BBB: Bonds rated BBB are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

         BB, B, CCC, CC, C: Bonds rated BB, B, CCC, CC and C are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of this obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, they are outweighed by large uncertainties of major risk exposures to adverse conditions.

         C1: The rating C1 is reserved for income bonds on which no interest is being paid.

         D: Bonds rated D are in default, and payment of interest and/or repayment of principal is in arrears.

         PLUS (+) OR MINUS (-): The ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.


         NR: Indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular type of obligation as a matter of policy.

                            PART C. OTHER INFORMATION


ITEM 23. EXHIBITS.


(a)               Trust Instrument. (1)

(b)      (1)      Bylaws of Registrant. (1)

(b)      (2)      Amendment to Bylaws. (8)

(c)               None.

(d)      (1)      Revised Form of Master Investment Advisory Contract between
                  Registrant and Trustmark National Bank. (4)

(d)      (2)      Form of Investment Advisory Contract Supplement for The Small
                  Cap Fund. (7)

(e)      (1)      Form of Revised Distribution Agreement between Registrant and
                  Performance Funds Distributor, Inc. (7)

(e)      (2)      Form of Amendment to Distribution Agreement between Registrant and Performance Funds Distributor, Inc. (9)

(f)               None.

(g)               Custodian Agreement between Registrant and Trustmark National
                  Bank. (2)

(h)      (1)      Master Administration Agreement between Registrant and BISYS
                  Fund Services. (7)

(h)      (2)      Form of Amendment to Administration Agreement between
                  Registrant and BISYS Fund Services Ohio, Inc. (9)

(h)      (3)      Transfer Agency Agreement between Registrant and BISYS Fund
                  Services, Inc. (7)

(h)      (4)      Fund Accounting Agreement between Registrant and BISYS Fund
                  Services, Inc. (7)

(h)      (5)      Form of Amendment to Transfer Agency Agreement between
                  Registrant and BISYS Fund Services Ohio, Inc.  (9)

(h)      (6)      Form of Amendment to Fund Accounting Agreement between
                  Registrant and BISYS Fund Services Ohio, Inc. (9)

(i)               Opinion of Counsel -- to be filed by post effective amendment

(j) Consent of Independent Accountants to be filed by post effective amendment

(k)               None.

(l)               Subscription Agreement. (3)

(m)      (1)      Amendment to Rule 12b-1 Distribution Plan and Agreement
                  between Registrant and Performance Funds Distributor, Inc. (7)

(m)      (2)      Supplement to the Rule 2b-1 Distribution Plan and Agreement
                  between The Small Cap Fund and Performance Funds
                  Distributor, Inc. (7)

(m)      (3)      Revised Plan of Distribution Pursuant to Rule 12b-1 for Class
                  A Shares (9)

(m)      (4)      Revised Plan of Distribution Pursuant to Rule 12b-1 for Class
                  B Shares (9)

(m)      (5)      Form of Services Agreement between Performance Funds
                  Distributor, Inc. and BISYS FUND SERVICES LIMITED PARTNERSHIP d/b/a BISYS Fund Services. (7)

(m)      (6)      Form of Compensation Agreement between Trustmark National Bank and BISYS FUND SERVICES LIMITED PARTNERSHIP d/b/a BISYS Fund
                  Services. (7)

(m)      (7)      Form of Dealer and Selling Group Agreement with Performance
                  Funds Trust. (7)

(m)      (8)      Form of Service Organization Agreement--Class A Shares  (9)

(m)      (9)      Form of Service Organization Agreement--Class B Shares (9)

(m)      (10)     Form of Service Organization Agreement--Institutional Class
                  Shares (9)

(m)      (11)     Form of Revised Dealer and Selling Group Agreement (9)

(n) Financial Data Scheduled to be filed by post effective amendment

(o) Amended and Restated Rule 18f-3 Plan to incorporate Class A and B Shares--(9)

(1)      Filed with original Registration Statement on March 12, 1992.
(2)      Filed with Pre-Effective Amendment No. 3 on May 22, 1992.
(3)      Filed with Pre-Effective Amendment No. 1 on April 29, 1992.
(4)      Filed with Post-Effective Amendment No. 1 on November 23, 1992.
(5)      Filed with Post-Effective Amendment No. 4 on September 30, 1994.
(6)      Filed with Post-Effective Amendment No. 6 on September 27, 1996.
(7)      Filed with Post-Effective Amendment No. 8 on September 26, 1997.
(8)      Filed with Post-Effective Amendment No. 9 on March 31, 1998.
(9)      Filed with Post-Effective Amendment No. 11 on September 30, 1998

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.

         None.



ITEM 25. INDEMNIFICATION.

         As permitted by Section 17(h) and (i) of the Investment Company Act of 1940 (the "1940 Act") and pursuant to Article X of the Registrant's Trust Instrument (Exhibit 1 to the Registration Statement), Section 4 of the Master Investment Advisory Contract (Exhibit 5(a) to this Registration Statement) and
Section 1.12 of the Master Distribution Contract (Exhibit 6 to this Registration Statement), officers, trustees, employees and agents of the Registration will not be liable to the Registrant, any shareholder, officer, trustee, employee, agent or other person for any action or failure to act, except for bad faith, willful misfeasance, gross negligence or reckless disregard of duties, and those individuals may be indemnified against liabilities in connection with the Registrant, subject to the same exceptions.

         Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the "Securities Act") may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant understands that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

         The Registrant will purchase an insurance policy insuring its officers and trustees against liabilities, and certain costs of defining claims against such officers and trustees, to the extent such officers and trustees are not found to have committed conduct constituting willful misfeasance, bad faith, gross negligence or reckless disregard in the performance of their duties. The insurance policy also insures the Registrant against the cost of indemnification payments to officers under certain circumstances.

         Section 4 of the Master Investment Advisory Contract (Exhibit 5(a) to this Registration Statement) and Section 1.12 of the Master Distribution Contract (Exhibit 6 to this Registration Statement) limit the liability of Trustmark National Bank to liabilities arising from willful misfeasance, bad faith or gross negligence in the performance of their respective duties or from reckless disregard by them of their respective obligations and duties under the agreements.

         The Registrant hereby undertakes that it will apply the indemnification provisions of its Declaration of Trust, By-Laws, Investment Advisory Contract and Distribution Contract in a manner consistent with Release No. 11330 of the Securities and Exchange Commission under the 1940 Act so long as the interpretations of Section 17(h) and 17(I) of such Act remain in effect and are consistently applied.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER.

         Trustmark National Bank is a subsidiary of Trustmark Corporation, a one bank holding company located in Jackson, Mississippi. Trustmark National Bank was founded in 1889 and offers a variety of deposit, credit and investment products to its customers through its 170 locations and 58 off premise automated teller machines in 46 Mississippi communities. As of June 30, 1998, Trustmark had assets of approximately $5.8 billion and capital of approximately $614 million.

         The executive offices of Trustmark Corporation and Trustmark National Bank and such executive officers positions during the past two years are as follows:

         Frank R. Day, Chairman of the Board, Trustmark Corporation; Chairman of the Board, Trustmark National Bank; Director of Mississippi Power & Light Company and South Central Bell Telephone Company.

         Richard Hickson, chief Executive Officer of Trustmark Corporation, joined Trustmark in 1997. Prior thereto, Mr. Hickson was employed as the President of South Trust Bank of Georgia, N.A. since 1995.

         Harry Walker, President of Trustmark National Bank.

         Gerard Host, Executive Vice President and Chief Financial Officer.

ITEM 27. PRINCIPAL UNDERWRITER.

         (a)      Performance Funds Distributor, Inc. acts as
                  Distributor/ Underwriter for no other registered investment company.

         (b)      Officers and Directors.


NAME AND PRINCIPAL
POSITIONS AND OFFICES
BUSINESS ADDRESS*                                       POSITIONS AND OFFICES
WITH UNDERWRITER                                        WITH REGISTRANT
----------------                                        ---------------

Lynn J. Magnum                                               None
Chairman/CEO


J. David Huber                                               None
President

Kevin J. Del                                                 None
Vice President/General
Counsel/Secretary

Mark J. Rybarczyk                                            None
Senior Vice President

Dennis Sheehan                                               None
Senior Vice President

Sean Kelly                                                   None
Vice President

Dale Smith                                                   None
Vice President

Michael Burns                                                None
Vice President

Annamaria Porcaro                                            None
Assistant Secretary


         (c)      Not applicable.

ITEM 28.          LOCATION OF ACCOUNTS AND RECORDS.

         (a) All accounts, books and other documents required to be maintained by the Investment Adviser and the Custodian pursuant to Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder are maintained at the offices of Trustmark National Bank, 248 East Capitol Street, Jackson, Mississippi, 39201.

         (b) All accounts, books and other documents required to be maintained by the Fund Accountant and Administrator pursuant to Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder are maintained at the offices of BISYS Fund Services, Inc.*

         (c) All accounts, books and other documents required to be maintained by the Distributor pursuant to Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder are maintained at the offices of Performance Funds Distributor, Inc., 90 Park Avenue, New York, New York, 10019.

*        All addresses are 3435 Stelzer Road, Columbus, Ohio 43219.


ITEM 29. MANAGEMENT SERVICES

         Not Applicable.

ITEM 30. UNDERTAKINGS.

         (a) Registrant undertakes to call a meeting of shareholders for the purpose of voting upon the removal of a trustee if requested to do so by the holders of at least 10% of the Registrant's outstanding shares.

         (b) Registrant undertakes to provide the support to shareholders specified in Section 16(c) of the 1940 Act as though that section applied to the Registrant.

         (c) Registrant undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders upon request without charge.

*  All addresses are 3435 Stelzer Road, Columbus, Ohio 43219.

                                   SIGNATURES


         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment No. 12 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Columbus, and State of Ohio, on July 30, 1999.


                                          PERFORMANCE FUNDS TRUST (REGISTRANT)

                                          By: /s/ WALTER B. GRIMM
                                          Walter B. Grimm, President


         Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

SIGNATURE DATE                                           TITLE
--------------                                           -----

/s/ JOHN J. PILEGGI                                     Trustee
July 30, 1999
John J. Pileggi

JAMES H. JOHNSTON, III*                                 Trustee
July 30, 1999
James H. Johnston, III

JAMES T. MALLETTE*                                      Trustee
July 30, 1999
James T. Mallette

WALTER P. NEELY*                                        Trustee
July 30, 1999
Walter P. Neely

CHARLES M. CARR**                                       Trustee
July 30, 1999
Charles M. Carr

JOHN WILLIAM HEAD**                                     Trustee
July 30, 1999
John William Head

/s/ WALTER B. GRIMM                                     President
July 30, 1999
Walter B. Grimm


*By: /s/ JOHN J. PILEGGI
         John J. Pileggi, Attorney-in-Fact pursuant to Power of Attorney previously filed.

** /s/ WALTER B. GRIMM
         Walter B. Grimm, Attorney-in-Fact pursuant to Power of Attorney previously filed.